UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05611

Name of Fund: BlackRock MuniVest Fund, Inc. (MVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2026

Date of reporting period: 01/31/2026

Item 1 – Reports to Stockholders

    (a) The Reports to Shareholders are attached herewith.

January 31, 2026
2026 Semi-Annual Report (Unaudited)

BlackRock Investment Quality Municipal Trust, Inc. (BKN)
BlackRock Municipal Income Trust (BFK)
BlackRock Municipal Income Trust II (BLE)
BlackRock MuniHoldings Fund, Inc. (MHD)
BlackRock MuniVest Fund, Inc. (MVF)
BlackRock MuniVest Fund II, Inc. (MVT)
BlackRock MuniYield Quality Fund II, Inc. (MQT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Municipal Market Overview For the Reporting Period Ended January 31, 2026

Municipal Market Conditions
The first half of 2025 was defined by the Trump administration’s announcement of reciprocal tariffs in early April that spurred extreme volatility, dislocations across global markets, and a reset of municipal valuations to historically attractive levels. Markets ultimately stabilized and positive absolute returns soon followed, but elevated municipal supply throughout the period was a primary driver of relative underperformance vs. other fixed income asset classes. A softening labor market, the longest government shutdown in history, and a lack of material economic data for the market (and Federal Reserve) to lean on framed the second half of the year. An increasingly dovish central bank cut rates at three consecutive meetings during the period, reducing the Federal Funds rate from 4.50% to 3.75% and creating a strong backdrop for rates. Municipals then leveraged an exceptionally positive technical landscape to start 2026 on a strong note. The belly of the curve, double-A rated credits, and the housing, IDR/PCR, and leasing sectors outperformed.
Bloomberg Municipal Bond Index(a)
Total Returns as of January 31, 2026
6	months:	5.80%
12	months:	4.70%
During the 12-months ended January 31, 2026, municipal bond funds experienced net inflows totaling $69 billion (based on data from the Investment Company Institute), with demand concentrated primarily in ETFs, investment-grade, and long-term funds. At the same time, the market absorbed $564 billion in issuance, a 14% increase year-over-year (period ending January 2025). Issuance was boosted by an increased need for infrastructure spending, a pull-forward in perceived vulnerable sectors to front-run potential new legislation, and declining COVID stimulus cash available to municipalities.
A Closer Look at Yields
AAA Municipal Yield Curves

Source: Thomson Municipal Market Data.
From January 31, 2025, to January 31, 2026, yields on AAA-rated 30-year municipal bonds increased by 32 basis points (bps) from 3.97% to 4.29%, ten-year yields decreased by 34 bps from 2.97% to 2.63%, five-year yields decreased by 53 bps from 2.77% to 2.24%, and two-year yields decreased by 49 bps from 2.67% to 2.18% (as measured by Refinitiv Municipal Market Data). As a result, the municipal yield curve steepened over the 12-month period with the spread between two- and 30-year maturities steepening by 81 bps to a slope of 211 bps, slightly outpacing the 76 bps of steepening experienced in the Treasury curve.
Municipal curves remain steeper than their 1-, 3-, and 5-year averages, offering investors who are looking for duration an attractive entry point.
Financial Conditions of Municipal Issuers
Municipal credit fundamentals remain exceptionally strong heading into year-end, supported by solid revenue growth, disciplined fiscal management, and historically low leverage. State revenues rose 6.3% year over year in the June quarter, led by an 11.0% increase in personal income taxes and continued strength in corporate receipts, while sales taxes reflected moderating consumer activity. Debt service remains low at 9.77% of revenues, providing states with flexibility as economic growth cools. Quarterly volatility across states largely reflects timing and policy effects rather than credit deterioration. Revenue gains in Oregon, New Hampshire, California, and Nebraska were influenced by tax settlement timing or expiring credits, while softness in energy-producing and consumption-dependent states was cyclical. Policy changes in 2025—including tax adjustments in Maryland, New York, Illinois, Georgia, and Arizona—demonstrate an active but balanced fiscal environment. We enter 2026 seeing value in AMT bonds, where limited applicability has created compelling opportunities for additional spread pickup. We favor higher coupons and sectors providing high quality carry, such as transportation, housing, prepaid gas, and healthcare.
The opinions expressed are those of BlackRock as of January 31, 2026 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments.  There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.
(a) The Bloomberg Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.
Municipal Market Overview

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”).  However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage. In such circumstance, the investment adviser may nevertheless determine to maintain a Fund’s leverage if it deems such action to be appropriate. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Fund’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of  a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of each Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.
To obtain leverage, each Fund has issued Variable Rate Muni Term Preferred Shares (“VMTP Shares" or “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock Investment Quality Municipal Trust, Inc. (BKN)
Investment Objective
BlackRock Investment Quality Municipal Trust, Inc.’s (BKN) (the “Fund”) investment objective is to provide high current income exempt from regular U.S. federal income tax consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations that pay interest that is exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Fund invests at least 80% of its assets in securities rated investment grade at the time of investment. The Fund may invest up to 20% of its assets in unrated securities that are deemed by the investment adviser to be of comparable quality. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Directors of each of BlackRock Investment Quality Municipal Trust, Inc. (BKN), BlackRock MuniYield Quality Fund II, Inc. (MQT) and BlackRock MuniYield Fund, Inc. (MYD) (individually the “Target Fund”) and the Board of Directors of BlackRock MuniYield Quality Fund, Inc. (MQY) each approved the reorganization of BKN, MQT and MYD into MQY, with MQY continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of each Target Fund and MQY approved the reorganizations, which were completed in the first quarter of 2026.
Fund Information
Symbol on New York Stock Exchange	BKN
Initial Offering Date	February 28, 1993
Yield on Closing Market Price as of January 31, 2026 ($11.45)(a)	5.97%
Tax Equivalent Yield(b)	10.08%
Current Monthly Distribution per Common Share(c)	$0.057000
Current Annualized Distribution per Common Share(c)	$0.684000
Leverage as of January 31, 2026(d)	42%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 11.45	$ 10.63	7.71%	$ 11.45	$ 10.63
Net Asset Value	12.27	11.62	5.59	12.43	11.61
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	8.86%	2.94%	(1.10)%	2.47%
Fund at Market Price(a)(b)	11.04	5.92	(2.65)	2.31
National Customized Reference Benchmark(c)	5.76	4.50	0.98	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock Investment Quality Municipal Trust, Inc. (BKN)
The following discussion relates to the Fund’s absolute performance based on NAV:
The Fund’s return reflected contributions from both portfolio income and rising municipal bond prices. The Fund’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and charter schools sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	24.0%
County/City/Special District/School District	20.9
Utilities	13.4
Corporate	13.4
State	8.1
Health	8.0
Housing	7.0
Education	2.9
Tobacco	2.3
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	4.5%
2027	6.5
2028	4.6
2029	4.2
2030	5.4

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	8.2%
AA/Aa	50.6
A	23.9
BBB/Baa	7.1
BB/Ba	1.7
B	1.4
N/R	7.1

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock Municipal Income Trust (BFK)
Investment Objective
BlackRock Municipal Income Trust’s (BFK) (the “Fund”) investment objective is to provide current income exempt from regular U.S. federal income tax. The Fund seeks to achieve its investment objective by investing primarily in municipal bonds that pay interest that is exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade, or if unrated, deemed to be of comparable quality by the investment adviser, at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Trustees of each of BlackRock Municipal Income Trust (BFK), BlackRock Municipal Income Quality Trust (BYM) and BlackRock Municipal Income Trust II (BLE) (individually the “Target Fund”) and the Board of Directors of BlackRock MuniHoldings Fund, Inc. (MHD) each approved the reorganization of BFK, BYM and BLE into MHD, with MHD continuing as the surviving Fund.
On June 6, 2025, the Board of Directors of BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (the “Target Fund”) and the Board of Directors of MHD each approved the reorganization of MUE into MHD, with MHD continuing as the surviving Fund.
Subsequently, the respective common and preferred shareholders of each Target Fund and MHD approved the reorganizations, which were completed in the first quarter of 2026.
Fund Information
Symbol on New York Stock Exchange	BFK
Initial Offering Date	July 31, 2001
Yield on Closing Market Price as of January 31, 2026 ($10.17)(a)	5.90%
Tax Equivalent Yield(b)	9.97%
Current Monthly Distribution per Common Share(c)	$0.050000
Current Annualized Distribution per Common Share(c)	$0.600000
Leverage as of January 31, 2026(d)	42%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 10.17	$ 9.57	6.27%	$ 10.20	$ 9.55
Net Asset Value	10.89	10.40	4.71	11.01	10.38
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)(c)	7.89%	3.66%	(1.15)%	2.02%
Fund at Market Price(b)(c)	9.49	5.40	(2.82)	1.43
National Customized Reference Benchmark(d)	5.76	4.50	0.98	N/A
Bloomberg Municipal Bond Index(e)	5.80	4.70	0.86	2.32

(a)	Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(b)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(c)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(e)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock Municipal Income Trust (BFK)
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
The following discussion relates to the Fund’s absolute performance based on NAV:
The Fund’s return reflected contributions from both portfolio income and rising municipal bond prices. The Fund’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and charter schools sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	24.3%
County/City/Special District/School District	16.3
State	12.8
Health	12.0
Corporate	10.6
Utilities	9.4
Housing	6.9
Tobacco	4.9
Education	2.8
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	9.9%
2027	8.1
2028	13.7
2029	3.3
2030	3.8

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	13.5%
AA/Aa	47.3
A	25.3
BBB/Baa	6.1
BB/Ba	1.9
B	0.5
N/R	5.4

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock Municipal Income Trust II (BLE)
Investment Objective
BlackRock Municipal Income Trust II’s (BLE) (the “Fund”) investment objective is to provide current income exempt from regular U.S. federal income tax. The Fund seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Trustees of each of BlackRock Municipal Income Trust II (BLE), BlackRock Municipal Income Trust (BFK) and BlackRock Municipal Income Quality Trust (BYM) (individually the “Target Fund”) and the Board of Directors of BlackRock MuniHoldings Fund, Inc. (MHD) each approved the reorganization of BLE, BFK and BYM into MHD, with MHD continuing as the surviving Fund.
On June 6, 2025, the Board of Directors of BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (the “Target Fund”) and the Board of Directors of MHD each approved the reorganization of MUE into MHD, with MHD continuing as the surviving Fund.
Subsequently, the respective common and preferred shareholders of each Target Fund and MHD approved the reorganizations, which were completed in the first quarter of 2026.
Fund Information
Symbol on New York Stock Exchange	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of January 31, 2026 ($10.58)(a)	6.12%
Tax Equivalent Yield(b)	10.34%
Current Monthly Distribution per Common Share(c)	$0.054000
Current Annualized Distribution per Common Share(c)	$0.648000
Leverage as of January 31, 2026(d)	41%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 10.58	$ 9.82	7.74%	$ 10.60	$ 9.78
Net Asset Value	11.40	10.75	6.05	11.60	10.74
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	9.39%	2.77%	(0.64)%	2.17%
Fund at Market Price(a)(b)	11.14	5.18	(2.13)	1.57
National Customized Reference Benchmark(c)	5.76	4.50	0.98	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock Municipal Income Trust II (BLE)
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
The following discussion relates to the Fund’s absolute performance based on NAV:
The Trust’s return reflected contributions from both portfolio income and rising municipal bond prices. The Trust’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and charter schools sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	27.0%
County/City/Special District/School District	16.0
State	11.6
Health	10.8
Housing	9.5
Corporate	9.1
Utilities	8.7
Education	4.8
Tobacco	2.5
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	4.8%
2027	2.5
2028	7.5
2029	3.9
2030	6.2

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	8.3%
AA/Aa	52.2
A	23.2
BBB/Baa	7.3
BB/Ba	1.9
B	0.6
N/R	6.5

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock MuniHoldings Fund, Inc. (MHD)
Investment Objective
BlackRock MuniHoldings Fund, Inc.’s (MHD) (the “Fund”) investment objective is to provide shareholders with current income exempt from U.S. federal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, at least 75% of its assets in municipal bonds rated investment grade or, if unrated, are deemed to be of comparable quality by the investment adviser at the time of investment and invests primarily in long-term municipal bonds with a maturity of more than ten years at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Directors of BlackRock MuniHoldings Fund, Inc. (MHD) and the Board of Trustees of each of BlackRock Municipal Income Trust (BFK), BlackRock Municipal Income Quality Trust (BYM) and BlackRock Municipal Income Trust II (BLE) (individually the “Target Fund”) each approved the reorganization of BFK, BYM and BLE into MHD, with MHD continuing as the surviving Fund.
On June 6, 2025, the Board of Directors of MHD and the Board of Directors of BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (the "Target Fund") each approved the reorganization of MUE into MHD, with MHD continuing as the surviving Fund.
Subsequently, the respective common and preferred shareholders of each Target Fund and MHD approved the reorganizations, which were completed in the first quarter of 2026.
Fund Information
Symbol on New York Stock Exchange	MHD
Initial Offering Date	May 2, 1997
Yield on Closing Market Price as of January 31, 2026 ($11.94)(a)	5.98%
Tax Equivalent Yield(b)	10.10%
Current Monthly Distribution per Common Share(c)	$0.059500
Current Annualized Distribution per Common Share(c)	$0.714000
Leverage as of January 31, 2026(d)	42%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 11.94	$ 11.12	7.37%	$ 12.01	$ 11.01
Net Asset Value	12.83	12.10	6.03	13.03	12.07
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	9.32%	3.05%	(1.22)%	1.92%
Fund at Market Price(a)(b)	10.70	4.86	(1.12)	1.51
National Customized Reference Benchmark(c)	5.76	4.50	0.98	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock MuniHoldings Fund, Inc. (MHD)
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
The Fund’s return reflected contributions from both portfolio income and rising municipal bond prices. The Fund’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and charter schools sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	26.2%
County/City/Special District/School District	16.7
Utilities	13.2
Corporate	13.2
State	10.3
Health	7.8
Housing	7.5
Education	3.4
Tobacco	1.7
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	4.5%
2027	2.8
2028	6.4
2029	4.9
2030	5.9

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	9.3%
AA/Aa	48.0
A	27.1
BBB/Baa	6.7
BB/Ba	1.6
B	0.8
N/R	6.5

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock MuniVest Fund, Inc. (MVF)
Investment Objective
BlackRock MuniVest Fund, Inc.’s (MVF) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of an aggregate of the Fund’s net assets (including proceeds from the issuance of any preferred shares) and the proceeds of any borrowing for investment purposes, in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Fund primarily invests in long term municipal obligations rated investment grade at the time of investment (or, if unrated, are considered by the Fund’s investment adviser to be of comparable quality at the time of investment) and in long term municipal obligations with maturities of more than ten years at the time of investment. The Fund may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On June 6, 2025, the Board of Directors of each of BlackRock MuniVest Fund, Inc. (MVF), BlackRock MuniVest Fund II, Inc. (MVT) and BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (individually the “Target Fund”) and the Board of Directors of BlackRock MuniYield Quality Fund III, Inc. (MYI) each approved the reorganization of MVF, MVT and MIY into MYI, with MYI continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of each of MVF, MVT and MYI approved the reorganizations, which were completed in the first quarter of 2026. The requisite approvals were not received for MIY and the reorganization of MIY will not occur.
Fund Information
Symbol on New York Stock Exchange	MVF
Initial Offering Date	September 29, 1988
Yield on Closing Market Price as of January 31, 2026 ($7.02)(a)	6.15%
Tax Equivalent Yield(b)	10.39%
Current Monthly Distribution per Common Share(c)	$0.036000
Current Annualized Distribution per Common Share(c)	$0.432000
Leverage as of January 31, 2026(d)	42%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 7.02	$ 6.61	6.20%	$ 7.07	$ 6.53
Net Asset Value	7.52	7.08	6.21	7.67	7.08
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	9.58%	2.24%	(0.87)%	2.09%
Fund at Market Price(a)(b)	9.57	3.08	(0.71)	1.28
National Customized Reference Benchmark(c)	5.76	4.50	0.98	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock MuniVest Fund, Inc. (MVF)
The following discussion relates to the Fund’s absolute performance based on NAV:
The Fund’s return reflected contributions from both portfolio income and rising municipal bond prices. The Fund’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and charter schools sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	25.4%
County/City/Special District/School District	15.9
Health	12.5
Corporate	12.2
State	12.0
Housing	8.1
Utilities	7.2
Education	3.4
Tobacco	3.3
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	11.4%
2027	4.9
2028	5.0
2029	3.0
2030	8.4

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	7.8%
AA/Aa	49.8
A	21.4
BBB/Baa	6.0
BB/Ba	3.1
B	2.3
N/R	9.6

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock MuniVest Fund II, Inc. (MVT)
Investment Objective
BlackRock MuniVest Fund II, Inc.’s (MVT) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, at least 75% of its assets in municipal bonds rated investment grade or, if unrated, are deemed to be of comparable quality by the investment adviser at the time of investment and invests primarily in long-term municipal bonds with a maturity of more than ten years at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On June 6, 2025, the Board of Directors of each of BlackRock MuniVest Fund II, Inc. (MVT), BlackRock MuniVest Fund, Inc. (MVF) and BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (individually the “Target Fund”) and the Board of Directors of BlackRock MuniYield Quality Fund III, Inc. (MYI) each approved the reorganization of MVT, MVF and MIY into MYI, with MYI continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of each of MVT, MVF and MYI approved the reorganizations, which were completed in the first quarter of 2026. The requisite approvals were not received for MIY and the reorganization of MIY will not occur.
Fund Information
Symbol on New York Stock Exchange	MVT
Initial Offering Date	March 29, 1993
Yield on Closing Market Price as of January 31, 2026 ($10.91)(a)	5.94%
Tax Equivalent Yield(b)	10.03%
Current Monthly Distribution per Common Share(c)	$0.054000
Current Annualized Distribution per Common Share(c)	$0.648000
Leverage as of January 31, 2026(d)	41%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 10.91	$ 10.07	8.34%	$ 10.91	$ 10.07
Net Asset Value	11.68	11.03	5.89	11.87	11.02
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	9.14%	2.79%	(0.94)%	2.07%
Fund at Market Price(a)(b)	11.66	8.09	(1.53)	1.03
National Customized Reference Benchmark(c)	5.76	4.50	0.98	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock MuniVest Fund II, Inc. (MVT)
The following discussion relates to the Fund’s absolute performance based on NAV:
The Fund’s return reflected contributions from both portfolio income and rising municipal bond prices. The Fund’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and charter schools sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	25.7%
County/City/Special District/School District	15.5
Utilities	13.1
State	12.8
Corporate	10.7
Housing	8.3
Health	8.1
Tobacco	3.0
Education	2.8
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	3.7%
2027	1.8
2028	7.4
2029	5.2
2030	4.6

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	8.1%
AA/Aa	49.7
A	25.9
BBB/Baa	5.7
BB/Ba	2.6
B	1.3
N/R	6.7

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock MuniYield Quality Fund II, Inc. (MQT)
Investment Objective
BlackRock MuniYield Quality Fund II, Inc.’s (MQT) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S federal alternative minimum tax). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “investment grade” securities. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Directors of each of BlackRock MuniYield Quality Fund II, Inc. (MQT), BlackRock Investment Quality Municipal Trust, Inc. (BKN) and BlackRock MuniYield Fund, Inc. (MYD) (individually the “Target Fund”) and the Board of Directors of BlackRock MuniYield Quality Fund, Inc. (MQY) each approved the reorganization of MQT, BKN and MYD into MQY, with MQY continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of each Target Fund and MQY approved the reorganizations, which were completed in the first quarter of 2026.
Fund Information
Symbol on New York Stock Exchange	MQT
Initial Offering Date	August 28, 1992
Yield on Closing Market Price as of January 31, 2026 ($10.23)(a)	5.98%
Tax Equivalent Yield(b)	10.10%
Current Monthly Distribution per Common Share(c)	$0.051000
Current Annualized Distribution per Common Share(c)	$0.612000
Leverage as of January 31, 2026(d)	42%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 10.23	$ 9.44	8.37%	$ 10.23	$ 9.41
Net Asset Value	10.96	10.36	5.79	11.12	10.35
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	9.06%	3.05%	(0.73)%	2.44%
Fund at Market Price(a)(b)	11.72	6.86	(1.14)	2.24
National Customized Reference Benchmark(c)	5.76	4.50	0.98	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock MuniYield Quality Fund II, Inc. (MQT)
The following discussion relates to the Fund’s absolute performance based on NAV:
The Fund’s return reflected contributions from both portfolio income and rising municipal bond prices. The Fund’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and charter schools sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	32.6%
County/City/Special District/School District	14.9
Utilities	12.3
Corporate	11.6
State	8.2
Health	7.8
Housing	7.7
Education	3.4
Tobacco	1.5
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	4.7%
2027	3.6
2028	6.1
2029	6.3
2030	5.2

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	9.5%
AA/Aa	45.6
A	25.8
BBB/Baa	6.7
BB/Ba	1.1
B	0.4
N/R	10.9

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2026
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.4%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$760	$ 813,500
Series A, 5.25%, 05/01/56	950	987,948
Series F, 5.50%, 11/01/53	735	777,061
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,505	1,563,561
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,265	1,335,495
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	900	963,442
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	1,560	1,624,047
Series A-1, 5.50%, 01/01/53	670	716,378
Series B, 5.25%, 03/01/55	405	428,618
		9,210,050
Arizona — 4.2%
Arizona Industrial Development Authority, Refunding RB(b)
5.50%, 07/01/52	215	201,345
Series G, 5.00%, 07/01/47	430	406,755
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	910	929,090
Salt Verde Financial Corp., RB
5.00%, 12/01/32	1,035	1,136,857
5.00%, 12/01/37	4,585	5,030,636
Town of Queen Creek, COP, 5.50%, 10/01/65(c)	1,135	1,201,195
		8,905,878
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	380	386,165
California — 11.9%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	335	331,509
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	740	555,000
California Municipal Finance Authority, RB, M/F Housing, Series A, 6.10%, 12/01/37	400	404,891
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(d)	2,475	2,646,319
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGM), 0.00%, 08/01/38(e)	12,000	7,374,097
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39(d)	4,000	5,156,082
Series B, Election 2006, 0.00%, 08/01/30(e)	2,270	2,032,232
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(d)(f)	4,200	4,449,375
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/56	685	689,956
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series D, AMT, 5.25%, 05/01/55	1,390	1,446,155
		25,085,616
Security	Par (000)	Value
Colorado — 1.1%
City & County of Denver CO Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	$590	$ 592,163
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	1,550	1,632,266
		2,224,429
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	175	161,961
District of Columbia — 1.4%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	905	965,910
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	1,190	1,258,597
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.25%, 10/01/49	380	394,176
Series A, AMT, 5.50%, 10/01/54	395	413,171
		3,031,854
Florida — 13.7%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,725	2,776,797
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(b)	100	90,006
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/29(f)	5	5,456
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	475	484,662
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,350	1,242,096
County of Miami-Dade Florida, RB(e)
0.00%, 10/01/32	5,000	4,100,726
0.00%, 10/01/33	15,375	12,167,996
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/41	325	341,143
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/46	420	144,878
Series A-2, 0.00%, 10/01/47	680	219,157
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	165	177,341
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	2,090	2,067,698
AMT, (AGM), 5.25%, 07/01/47	500	492,642
Florida Housing Finance Corp., RB, S/F Housing, Series 5, (FHLMC, FNMA, GNMA), 5.05%, 01/01/56	835	837,485
Greater Orlando Aviation Authority, ARB
Sub-Series A, AMT, 5.00%, 10/01/47	1,130	1,132,647
AMT, Subordinate, 5.25%, 10/01/51	710	735,432
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	190	199,158
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,590	1,614,326
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	190	190,560
		29,020,206
Georgia — 1.0%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/52	480	485,100
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	$175	$ 105,000
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	780	688,201
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	565	599,819
Municipal Electric Authority of Georgia, RB, Class A, 5.50%, 07/01/63	310	318,958
		2,197,078
Hawaii — 0.6%
State of Hawaii Airports System Revenue, ARB, Series B, 5.00%, 07/01/49	1,295	1,373,337
Idaho — 0.2%
Idaho Health Facilities Authority, Refunding RB, Series A, Class A, 4.38%, 03/01/53	350	329,713
Illinois — 5.7%
Chicago Board of Education, GO
Series A, 6.25%, 12/01/50	1,000	1,058,324
Series C, 5.25%, 12/01/35	420	420,006
Series D, 5.00%, 12/01/46	1,635	1,558,866
Chicago Board of Education, Refunding GO
Series B, 6.00%, 12/01/43	235	248,672
Series C, 5.00%, 12/01/34	370	372,516
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 4.63%, 01/01/53	1,690	1,614,810
Series B, Senior Lien, 4.50%, 01/01/56	1,670	1,597,060
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.25%, 01/01/48	525	540,129
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	620	621,783
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/45	945	944,953
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	590	575,512
State of Illinois, GO
5.50%, 05/01/39	1,610	1,730,679
Series F, 5.25%, 09/01/47	740	770,539
		12,053,849
Indiana — 0.7%
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	680	692,760
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	560	597,894
Series C, 5.25%, 10/01/47	195	207,439
		1,498,093
Kentucky — 1.4%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	135	127,006
Kentucky Public Transportation Infrastructure Authority, RB, CAB(d)
Convertible, 6.45%, 07/01/34	1,000	1,170,751
Convertible, 6.60%, 07/01/39	1,395	1,607,951
		2,905,708
Louisiana — 1.7%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	1,170	1,161,693
Security	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, RB (continued)
AMT, 5.75%, 09/01/64	$1,280	$ 1,318,827
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.25%, 07/01/53	1,115	1,150,013
		3,630,533
Massachusetts — 1.3%
Massachusetts Development Finance Agency, Refunding RB
5.00%, 04/15/40	600	600,003
(AGM), 5.50%, 07/01/50	990	1,062,983
(AGM), 5.50%, 07/01/55	990	1,051,789
		2,714,775
Michigan — 1.3%
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	490	507,788
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 5.10%, 12/01/37	1,560	1,675,946
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/43	135	135,600
AMT, 5.00%, 06/30/48	500	486,466
		2,805,800
Minnesota — 1.7%
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,760	1,750,786
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	305	287,169
Minneapolis-St Paul Metropolitan Airports Commission, ARB, Series B, AMT, Subordinate, 5.25%, 01/01/49	1,055	1,083,503
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	520	535,336
		3,656,794
Missouri — 1.2%
Empire State Development Corp., Refunding RB, Series B, AMT, 5.00%, 03/01/39	575	594,544
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.25%, 04/01/55	2,080	1,925,973
		2,520,517
Nevada — 0.1%
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	125	125,023
New Hampshire — 2.6%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.17%, 01/20/41(a)	318	317,318
Series A, Sustainability Bonds, 5.50%, 06/01/55	1,625	1,676,362
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	485	510,822
Series 2025, Subordinate, 5.15%, 09/28/37	760	776,005
Class A-1, Sustainability Bonds, 4.22%, 11/20/42(a)	1,922	1,889,246
Series 2, Sustainability Bonds, 4.25%, 07/20/41	303	307,535
		5,477,288
New Jersey — 4.6%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	165	169,964
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	990	993,958
New Jersey Economic Development Authority, RB, AMT, (AGM), 5.13%, 07/01/42	300	301,600

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	$1,350	$ 1,350,496
Series AA, 5.00%, 06/15/46	600	600,179
Series AA, 5.00%, 06/15/50	1,525	1,578,096
Series BB, 4.00%, 06/15/50	1,200	1,097,317
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(e)	1,600	1,158,640
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	940	998,096
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	1,400	1,394,220
		9,642,566
New York — 10.9%
City of New York, GO, Series G-1, 5.25%, 02/01/53	175	183,345
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,825	1,503,806
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	550	556,782
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	810	826,606
New York City Housing Development Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	810	797,951
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-1, Subordinate, 5.25%, 05/01/52	720	755,579
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,277	1,253,797
New York Counties Tobacco Trust VI, Refunding RB, Series C, 4.00%, 06/01/51	1,000	712,390
New York Liberty Development Corp., Refunding RB
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	1,785	1,296,854
Series A, Sustainability Bonds, 3.00%, 11/15/51	560	402,643
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	205	182,795
New York State Dormitory Authority, Refunding RB, Class A, 5.25%, 05/01/54	690	712,292
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	400	432,843
AMT, 5.63%, 04/01/40	420	445,903
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	900	967,173
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	630	668,886
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,545	1,562,353
AMT, Sustainability Bonds, 5.50%, 06/30/60	2,625	2,657,408
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	1,040	1,050,480
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/49	1,330	1,352,081
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.25%, 05/15/58	2,105	1,927,230
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	1,645	1,691,904
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	1,160	991,091
		22,932,192
Security	Par (000)	Value
North Carolina — 0.6%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	$455	$ 453,314
North Carolina Medical Care Commission, RB
5.13%, 10/01/56	250	250,722
5.25%, 11/01/56	440	441,841
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	145	159,790
		1,305,667
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	820	823,404
Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,695	1,394,012
Columbus Regional Airport Authority, Refunding ARB, Series A, Class A, AMT, 5.50%, 01/01/55	2,110	2,205,857
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	995	996,188
		4,596,057
Oklahoma — 0.4%
Oklahoma Turnpike Authority, RB, Series A, (AGM), 4.25%, 01/01/55	310	305,424
Tulsa Municipal Airport Trust Trustees, Refunding, ARB, AMT, 6.25%, 12/01/35	425	493,397
		798,821
Oregon — 0.4%
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/47	780	781,017
Pennsylvania — 5.7%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	1,785	1,797,275
Allegheny County Hospital Development Authority, Refunding RB, Series A, (AGM-CR), 5.00%, 04/01/47	1,625	1,644,240
Mckeesport Area School District, Refunding GO, (FGIC, SAW), 0.00%, 10/01/31(e)(g)	500	418,081
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	1,585	1,586,659
AMT, 5.50%, 06/30/41	810	876,490
AMT, 5.75%, 06/30/48	700	734,255
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	810	810,361
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	145	129,506
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.50%, 08/15/55	610	658,928
Series B2, 4.38%, 11/01/54	590	531,925
Series B2, 5.50%, 11/01/54	720	751,652
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	1,780	1,787,572
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	370	372,945
		12,099,889
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$951	$ 917,267
Series A-1, Restructured, 5.00%, 07/01/58	5,966	5,839,245
Series A-2, Restructured, 4.78%, 07/01/58	1,459	1,391,770
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	2,865	992,669
		9,140,951
South Carolina — 3.1%
Charleston County Airport District, ARB, Series A, AMT, 5.25%, 07/01/54	355	364,575
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	520	559,301
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	755	629,767
Series A, 5.50%, 11/01/50	445	473,602
Series A, 4.50%, 11/01/54	1,050	1,020,959
Series A, 5.50%, 11/01/54	860	904,991
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/55	2,500	2,185,484
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/46	305	316,871
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A, 4.95%, 07/01/53	100	99,881
		6,555,431
Tennessee — 2.1%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	135	141,281
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	885	893,969
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB, 5.25%, 05/01/48	180	185,452
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB
5.25%, 10/01/58	725	680,972
Series A, 5.00%, 10/01/45	1,000	947,522
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	550	581,486
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	950	1,016,365
		4,447,047
Texas — 12.7%
Alamo Heights Independent School District, GO, (PSF), 4.00%, 02/01/51	415	378,051
Arlington Higher Education Finance Corp., RB(b)(h)(i)
7.50%, 04/01/62	380	190,000
7.88%, 11/01/62	330	198,000
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	795	820,675
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	570	593,686
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	100	106,071
Series A, AMT, 1st Lien, 5.50%, 08/01/44	100	105,313
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	100	94,960
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/36	$100	$ 109,427
Series B, AMT, 5.50%, 07/15/37	210	228,800
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	1,185	1,243,052
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/54	145	130,329
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	315	294,230
Greenwood Independent School District, GO, (PSF), 4.00%, 02/15/54	1,030	936,443
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	255	229,458
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (Remove), 0.00%, 11/15/38(e)	5,000	2,529,045
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(e)(f)	16,780	9,270,192
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.50%, 08/15/49	1,315	1,427,989
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	825	747,341
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	605	637,547
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	585	600,005
1st Lien, 5.00%, 10/01/53	435	448,421
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	405	380,666
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	100	99,306
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	200	186,198
Texas Municipal Gas Acquisition & Supply Corp., III, Refunding RB, 5.00%, 12/15/32	1,315	1,432,141
Texas Transportation Commission State Highway 249 System, RB, CAB(e)
0.00%, 08/01/35	420	286,988
0.00%, 08/01/36	235	152,095
0.00%, 08/01/37	305	186,477
0.00%, 08/01/38	315	181,788
0.00%, 08/01/44	950	387,002
0.00%, 08/01/45	1,800	687,076
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	1,520	1,427,844
		26,726,616
Utah — 1.0%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	120	120,673
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/51	425	428,185
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	570	608,861
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	205	218,976
Utah Charter School Finance Authority, Refunding RB
5.25%, 06/15/37(b)	205	202,933
(UT), 4.00%, 04/15/42	600	559,490
		2,139,118
Vermont — 0.1%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.25%, 06/15/32	285	281,473

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia — 1.2%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	$293	$ 291,236
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(d)	702	647,208
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	185	169,306
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	580	600,407
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,030	862,332
		2,570,489
Washington — 1.1%
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	1,815	1,852,214
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	280	291,957
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	165	174,506
		2,318,677
Wisconsin — 1.9%
Public Finance Authority, RB
Series A, 5.00%, 06/01/36(b)	100	93,814
Series A, 5.00%, 06/01/51(b)	320	244,856
Series A, 5.00%, 06/01/61(b)	405	297,482
AMT, 5.75%, 06/30/60	835	864,732
AMT, 6.50%, 12/31/65	2,370	2,616,436
		4,117,320
Total Municipal Bonds — 109.2% (Cost: $218,771,241)		230,591,402
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama — 7.2%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54(k)	3,299	3,635,266
Series C-1, 5.25%, 02/01/53	6,771	7,138,351
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	4,095	4,521,540
		15,295,157
California — 2.6%
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	5,297	5,555,278
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	3,196	3,338,091
District of Columbia — 1.7%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, 5.00%, 10/01/49	3,556	3,571,975
Florida — 2.3%
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	4,660	4,917,394
Georgia — 6.9%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.50%, 07/01/55	4,720	4,967,940
Security	Par (000)	Value
Georgia (continued)
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55(k)	$3,040	$ 3,151,304
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.65%, 12/01/50(k)	3,781	3,756,183
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(k)	2,476	2,652,213
		14,527,640
Illinois — 5.3%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49(k)	4,784	4,924,702
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,302	4,454,286
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,711	1,723,818
		11,102,806
Maryland — 1.8%
Maryland Stadium Authority, RB, 5.00%, 06/01/54	3,600	3,703,809
Massachusetts — 2.2%
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 05/01/48	2,438	2,546,393
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	2,151	2,167,992
		4,714,385
Michigan — 0.9%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,148	1,940,196
Missouri — 1.0%
Missouri Housing Development Commission, RB, S/F Housing, Series E, 4.60%, 11/01/49	2,022	2,011,800
Nebraska — 2.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54	1,888	1,890,467
Omaha Public Power District, Refunding RB, Series B, 5.25%, 02/01/48	2,820	2,990,318
		4,880,785
New York — 7.3%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/49	3,268	3,389,399
New York City Municipal Water Finance Authority, RB, Series AA, Subordinate, 5.00%, 06/15/51	2,444	2,524,826
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.25%, 05/01/55	3,597	3,765,360
Series H, Subordinate, 5.25%, 11/01/48	2,280	2,417,552
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,590	1,460,827
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,740	1,774,901
		15,332,865
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	1,830	1,928,024
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Rhode Island — 1.5%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 82-A, Sustainability Bonds, (GNMA), 4.60%, 10/01/49	$3,256	$ 3,244,364
South Carolina — 2.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(k)	3,989	4,307,792
Tennessee — 2.0%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(k)	3,885	4,170,353
Texas — 9.1%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/53	1,180	1,209,427
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	1,410	1,514,730
County of Bexar Texas, GOL, 5.00%, 06/15/49	3,120	3,251,905
Crowley Independent School District, GO, (PSF), 5.25%, 02/01/53	1,874	1,960,179
North Texas Municipal Water District, RB, 5.00%, 06/01/50(k)	3,618	3,751,808
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	2,251	2,300,969
Texas Water Development Board, RB
4.80%, 10/15/52	2,475	2,503,719
Series A, 4.38%, 10/15/59	2,848	2,675,021
		19,167,758
Washington — 2.2%
City of Seattle WA Municipal Light & Power Revenue, Refunding RB, 5.00%, 10/01/54	4,500	4,677,813
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 60.8% (Cost: $125,998,800)		128,388,285

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(i)(l)	6,126	12,252
Total Warrants — 0.0% (Cost: $ — )		12,252
Total Long-Term Investments — 170.0% (Cost: $344,770,041)		358,991,939
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(m)(n)	1,849,343	$ 1,849,528
Total Short-Term Securities — 0.9% (Cost: $1,849,528)		1,849,528
Total Investments — 170.9% (Cost: $346,619,569)		360,841,467
Other Assets Less Liabilities — 0.4%		819,127
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (39.2)%		(82,708,507)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.1)%		(67,800,000)
Net Assets Applicable to Common Shares — 100.0%		$ 211,152,087

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Zero-coupon bond.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2029 to May 1, 2052, is $20,562,618. See
Note 4 of the Notes to Financial Statements for details.

(l)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 1,849,347	$ 181 (a)	$ —	$ —	$ —	$ 1,849,528	1,849,343	$ 27,746	$ —

(a)	Represents net amount purchased (sold).

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 230,591,402	$ —	$ 230,591,402
Municipal Bonds Transferred to Tender Option Bond Trusts	—	128,388,285	—	128,388,285
Warrants	—	—	12,252	12,252
Short-Term Securities
Money Market Funds	1,849,528	—	—	1,849,528
	$1,849,528	$358,979,687	$12,252	$360,841,467
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(82,211,395)	$—	$(82,211,395)
VMTP Shares at Liquidation Value	—	(67,800,000)	—	(67,800,000)
	$—	$(150,011,395)	$—	$(150,011,395)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.7%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 05/01/56	$2,160	$ 2,246,283
Series B, 5.25%, 12/01/53	5,455	5,881,753
Series C, 5.50%, 10/01/54	10,000	11,019,105
Series F, 5.50%, 11/01/53	795	840,495
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	3,500	3,864,564
Mobile County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/54	2,080	2,000,837
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	1,345	1,438,102
		27,291,139
Arizona — 6.0%
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	2,325	2,367,622
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,335	3,586,458
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	3,400	3,231,350
Salt Verde Financial Corp., RB
5.00%, 12/01/32	8,000	8,787,302
5.00%, 12/01/37	7,460	8,185,070
Town of Queen Creek, COP, 5.50%, 10/01/65(c)	2,570	2,719,888
		28,877,690
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	855	868,871
California — 8.6%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	750	742,183
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	1,685	1,263,750
California Municipal Finance Authority, RB, M/F Housing, Series A, 6.10%, 12/01/37	800	809,782
California Municipal Finance Authority, RB, S/F Housing, Series 2025-1, 3.54%, 02/20/41(a)	5,386	5,091,038
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	4,970	4,973,675
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/47	2,325	2,390,931
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	2,105	2,229,547
Hartnell Community College District, GO, Sustainability Bonds, 4.00%, 07/01/53	3,455	3,262,549
Riverside County Transportation Commission, RB, CAB(d)
Series B, Senior Lien, 0.00%, 06/01/41	5,000	2,667,248
Series B, Senior Lien, 0.00%, 06/01/42	6,000	2,990,840
Series B, Senior Lien, 0.00%, 06/01/43	5,000	2,323,039
Sacramento Metropolitan Fire District, GO, Series A, Election 2024, 4.00%, 08/01/55	2,940	2,728,467
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series D, AMT, 5.25%, 05/01/55	3,135	3,261,651
Security	Par (000)	Value
California (continued)
San Marcos Unified School District, GO, CAB(d)
Series B, Election 2010, 0.00%, 08/01/34	$3,500	$ 2,703,098
Series B, Election 2010, 0.00%, 08/01/36	4,000	2,831,709
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	1,000	1,000,742
		41,270,249
Colorado — 0.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	835	902,834
District of Columbia — 4.7%
District of Columbia Income Tax Revenue, RB, Series A, 5.00%, 07/01/47	2,050	2,129,222
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	16,240	16,777,510
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.25%, 10/01/48	1,000	1,033,561
Series A, AMT, 5.50%, 10/01/55	2,255	2,403,571
		22,343,864
Florida — 4.8%
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	210	195,759
Florida Housing Finance Corp., RB, S/F Housing
Series 5, (FHLMC, FNMA, GNMA), 5.00%, 07/01/50	2,940	2,960,953
Series 5, (FHLMC, FNMA, GNMA), 5.05%, 01/01/56	1,890	1,895,624
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	3,010	3,186,376
Series C, 4.13%, 11/15/51	5,000	4,541,180
Series C, 5.50%, 11/15/54	3,500	3,739,410
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	410	429,762
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	3,805	3,939,508
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(e)(f)	3,159	2,147,900
		23,036,472
Georgia — 3.4%
Georgia Housing & Finance Authority, RB, S/F Housing, Series C, 5.13%, 12/01/50	6,640	6,770,401
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	9,000	9,554,640
		16,325,041
Illinois — 2.7%
Chicago Board of Education, GO, Series A, 6.25%, 12/01/50	1,870	1,979,065
Chicago Board of Education, Refunding GO, Series B, 6.00%, 12/01/43	785	830,669
Chicago O’Hare International Airport, ARB, Series E, AMT, Senior Lien, 5.50%, 01/01/60	9,840	10,214,623
		13,024,357
Indiana — 1.6%
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	1,290	1,377,291

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB (continued)
Series C, 5.25%, 10/01/47	$445	$ 473,386
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 01/01/42	5,570	5,604,309
		7,454,986
Iowa — 0.7%
University of Iowa Facilities Corp., RB
5.00%, 06/01/47	1,890	1,975,510
5.00%, 06/01/48	1,190	1,240,133
		3,215,643
Kentucky — 0.8%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(g)	2,325	2,628,192
Kentucky State Property & Building Commission, RB, Series A, 5.50%, 11/01/42	875	988,742
		3,616,934
Louisiana — 0.7%
Louisiana Public Facilities Authority, RB, AMT, 5.75%, 09/01/64	3,365	3,467,074
Maryland — 0.5%
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	2,530	2,509,568
Massachusetts — 1.9%
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 01/01/49	3,000	3,132,661
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	1,815	1,832,149
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	4,245	4,339,526
		9,304,336
Michigan — 2.2%
Lansing Community College, GOL, 5.00%, 05/01/44	5,070	5,239,345
Michigan Finance Authority, Refunding RB
5.00%, 12/01/28(h)	45	48,011
5.00%, 12/01/48	1,955	1,970,097
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/46	1,000	1,004,842
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,120	2,129,421
		10,391,716
Minnesota — 0.6%
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	2,940	2,950,705
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 04/01/45	1,365	1,283,895
Series A, 4.25%, 04/01/55	3,435	3,180,634
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 5.00%, 11/01/55	785	787,705
		5,252,234
New Hampshire — 2.3%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.17%, 01/20/41(a)	720	718,924
Series A, Sustainability Bonds, 5.50%, 06/01/55	2,860	2,950,397
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	$1,110	$ 1,169,099
Series 2025, Subordinate, 5.15%, 09/28/37	1,725	1,761,327
Class A-1, Sustainability Bonds, 4.22%, 11/20/42(a)	4,371	4,297,300
		10,897,047
New Jersey — 10.2%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	2,035	2,043,136
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,415	3,595,280
Series EEE, 5.00%, 06/15/48	11,690	11,930,773
AMT, 5.38%, 01/01/43	2,285	2,287,609
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	3,548	3,663,156
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	2,500	2,543,695
New Jersey Transportation Trust Fund Authority, RB, Series CC, 5.25%, 06/15/55	5,090	5,343,527
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	2,180	2,314,734
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	4,000	4,056,375
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,140	4,074,274
Sub-Series B, 5.00%, 06/01/46	7,365	7,148,516
		49,001,075
New York — 9.8%
City of New York, GO
Series C-1, 5.25%, 09/01/50	2,565	2,686,201
Series G-1, 5.25%, 02/01/53	400	419,073
Metropolitan Transportation Authority, Refunding RB, Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,545	1,576,674
New York City Housing Development Corp., RB, M/F Housing
Series D, Sustainability Bonds, (HUD SECT 8), 5.00%, 05/01/56	2,485	2,491,847
Series F, Sustainability Bonds, (HUD SECT 8), 5.00%, 08/01/55	3,615	3,620,266
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 5.25%, 05/01/52	1,625	1,705,299
Series F-1, Subordinate, 4.00%, 02/01/51	3,455	3,163,725
New York Counties Tobacco Trust II, RB, 5.75%, 06/01/43	700	714,178
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,045	2,989,674
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	6,395	5,368,151
New York Liberty Development Corp., Refunding RB, Class 2, 5.38%, 11/15/40(b)	1,655	1,655,083
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/44	1,610	1,659,518
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	915	971,432
Series A, AMT, 5.00%, 07/01/46	1,165	1,164,941
AMT, Sustainability Bonds, 6.00%, 06/30/55	1,000	1,059,819
AMT, Sustainability Bonds, 6.00%, 06/30/59	3,620	3,821,251
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	2,050	2,203,005
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	$1,410	$ 1,497,032
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	5,000	5,050,386
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	3,075	2,837,010
		46,654,565
North Carolina — 0.2%
North Carolina Medical Care Commission, RB, 5.25%, 11/01/56	995	999,164
Ohio — 1.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,000	1,644,852
Columbus Regional Airport Authority, Refunding ARB, Series A, Class A, AMT, 5.50%, 01/01/55	2,100	2,195,402
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FNMA), 4.82%, 11/01/43	1,430	1,511,071
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	1,390	1,419,595
		6,770,920
Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,735	1,733,397
Tulsa Municipal Airport Trust Trustees, Refunding, ARB, AMT, 6.25%, 12/01/35	985	1,143,520
		2,876,917
Pennsylvania — 4.7%
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/47	5,000	5,024,005
Series A, (AGM-CR), 5.00%, 04/01/47	2,525	2,554,894
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/47	2,225	2,250,568
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	4,725	4,760,388
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/48	715	718,197
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series B-1, (AGM), 4.25%, 11/01/48	3,450	3,204,371
Series B-1, (AGM), 5.00%, 11/01/51	3,790	3,838,034
		22,350,457
Puerto Rico — 5.2%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,810	2,985,251
Series A-1, Restructured, 5.75%, 07/01/31	2,536	2,799,603
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,191	2,113,282
Series A-1, Restructured, 5.00%, 07/01/58	12,148	11,889,900
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$3,325	$ 3,171,786
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	6,010	2,082,354
		25,042,176
South Carolina — 1.6%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.50%, 11/01/49	3,900	4,156,141
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 5.00%, 07/01/50	3,280	3,302,141
		7,458,282
Tennessee — 4.3%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB, Series A, 5.00%, 07/01/46	6,590	6,593,845
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series B, Subordinate, (AGM), 5.25%, 07/01/48	2,900	3,060,896
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	1,270	1,342,704
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,260	7,524,025
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 3A, Sustainability Bonds, 6.25%, 01/01/54	1,915	2,092,402
		20,613,872
Texas — 11.2%
Arlington Higher Education Finance Corp., RB(b)(e)(f)
7.50%, 04/01/62	845	422,500
7.88%, 11/01/62	720	432,000
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	1,290	1,343,606
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	600	647,552
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	2,910	3,052,558
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	2,020	1,877,355
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	2,955	2,758,044
Series A, 1st Lien, 4.00%, 08/15/54	2,105	1,918,534
Dallas Fort Worth International Airport, Refunding ARB, Series B, 5.00%, 11/01/47	1,625	1,696,170
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	2,270	2,042,627
Harris County Municipal Utility District No. 534, GO
(AGM), 5.00%, 09/01/47	1,750	1,774,327
(BAM), 5.00%, 09/01/47	1,100	1,115,291
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/50	2,710	2,824,469

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(h)	$15,200	$ 7,450,474
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	3,900	3,945,179
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	1,380	1,454,240
Sunnyvale Independent School District, Refunding GO, (PSF), 4.25%, 02/15/55	1,960	1,851,109
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	5,645	5,255,446
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.75%, 03/01/54	4,500	4,969,668
Texas Water Development Board, RB, 4.75%, 10/15/55	3,000	3,007,647
Thrall Independent School District, GO, (PSF), 5.25%, 02/15/48	3,525	3,701,030
		53,539,826
Utah — 1.1%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	280	281,570
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.50%, 07/01/55	2,855	2,994,863
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	1,310	1,399,313
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	465	496,703
		5,172,449
Virginia — 1.0%
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	5,220	4,777,176
Washington — 1.4%
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	2,310	2,408,643
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	1,820	1,924,858
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 4.08%, 11/20/41(a)	2,311	2,242,094
		6,575,595
West Virginia — 0.6%
West Virginia Hospital Finance Authority, RB, Class A, 4.38%, 06/01/53	3,000	2,773,441
Wisconsin — 1.1%
Public Finance Authority, RB
AMT, 6.50%, 06/30/60	580	640,309
AMT, 6.50%, 12/31/65	4,040	4,460,085
		5,100,394
Total Municipal Bonds — 103.1% (Cost: $477,358,577)		492,707,069
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
California — 7.4%
City of Los Angeles Department of Airports, ARB
Series B, AMT, 5.00%, 05/15/46	8,800	8,807,468
Sub-Series A, AMT, 5.00%, 05/15/42	11,420	11,552,366
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	14,500	14,945,530
		35,305,364
Security	Par (000)	Value
Colorado — 2.1%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/43(j)	$10,000	$ 10,196,266
Florida — 5.1%
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/51	10,510	10,660,400
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/42	13,280	13,454,461
		24,114,861
Illinois — 4.9%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	13,000	13,072,946
Regional Transportation Authority, RB, Series A, 5.00%, 06/01/50(j)	10,000	10,243,353
		23,316,299
Indiana — 2.7%
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	12,775	13,014,721
Massachusetts — 2.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/52	10,000	10,313,443
Michigan — 4.3%
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47(a)	10,000	10,204,494
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	10,000	10,529,036
		20,733,530
Nevada — 4.2%
County of Clark Nevada, GOL, Series A, 5.00%, 05/01/48	19,650	19,995,691
New Jersey — 3.9%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	8,320	8,551,789
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/48	10,000	10,233,704
		18,785,493
New York — 12.2%
County of Nassau New York, GOL, Series A, 5.00%, 04/01/55(j)	11,235	11,735,852
New York City Housing Development Corp., 5.00%, 11/01/55(a)	4,780	4,795,214
New York City Municipal Water Finance Authority, RB
Series DD1, 5.00%, 06/15/48	10,000	10,146,130
Series GG, 5.00%, 06/15/48	10,000	10,265,028
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.25%, 06/15/46	10,000	10,670,886
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series D-1, 5.25%, 11/01/48	5,000	5,228,602
New York State Dormitory Authority, Refunding RB, Series A, 5.25%, 03/15/52(j)	5,000	5,243,735
		58,085,447
Oregon — 2.8%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	12,705	13,385,542
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina — 3.7%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	$16,400	$ 17,639,486
Tennessee — 2.7%
Tennessee State School Bond Authority, RB, Series A, (NPFGC), 5.00%, 11/01/52	12,500	12,965,986
Texas — 3.9%
Terrell Independent School District, GO, (PSF), 5.25%, 08/01/55(j)	5,740	6,075,202
Texas Water Development Board, RB, Series A, 5.25%, 10/15/51	11,775	12,429,124
		18,504,326
Washington — 4.5%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	10,975	11,089,224
State of Washington, GO, Series C, 5.00%, 02/01/47	10,000	10,403,725
		21,492,949
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 66.6% (Cost: $313,345,338)		317,849,404

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(k)	13,996	27,992
Total Warrants — 0.0% (Cost: $ — )		27,992
Total Long-Term Investments — 169.7% (Cost: $790,703,915)		810,584,465
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(l)(m)	4,567,377	4,567,834
Total Short-Term Securities — 0.9% (Cost: $4,567,794)		4,567,834
Total Investments — 170.6% (Cost: $795,271,709)		815,152,299
Other Assets Less Liabilities — 0.4%		1,703,145
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.7)%		(184,990,412)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.3)%		(154,100,000)
Net Assets Applicable to Common Shares — 100.0%		$ 477,765,032

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between December 1, 2027 to August 1, 2033, is $30,072,320.
See Note 4 of the Notes to Financial Statements for details.

(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Trust (BFK)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,786,970	$ —	$ (3,219,136)(a)	$ —	$ —	$ 4,567,834	4,567,377	$ 66,989	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 492,707,069	$ —	$ 492,707,069
Municipal Bonds Transferred to Tender Option Bond Trusts	—	317,849,404	—	317,849,404
Warrants	—	—	27,992	27,992
Short-Term Securities
Money Market Funds	4,567,834	—	—	4,567,834
	$4,567,834	$810,556,473	$27,992	$815,152,299
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(183,974,987)	$—	$(183,974,987)
VMTP Shares at Liquidation Value	—	(154,100,000)	—	(154,100,000)
	$—	$(338,074,987)	$—	$(338,074,987)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 3.5%
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(a)	$2,440	$ 2,537,468
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	4,580	4,758,212
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	7,465	7,881,005
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	1,720	1,790,616
Series A-1, 5.50%, 01/01/53	1,960	2,095,672
		19,062,973
Arizona — 3.3%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	225	209,526
Series A, 5.00%, 07/01/49	210	190,469
Series A, 5.00%, 07/01/54	165	146,483
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(b)	1,185	1,169,406
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	1,740	1,871,195
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	100	85,910
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,825	1,734,474
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	350	320,822
Maricopa County Industrial Development Authority, RB, 6.38%, 07/01/58(b)	620	604,834
Salt Verde Financial Corp., RB
5.00%, 12/01/32	5,635	6,189,556
5.00%, 12/01/37	2,000	2,194,389
Town of Queen Creek, COP, 5.50%, 10/01/65(c)	2,935	3,106,176
		17,823,240
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	975	990,817
California — 6.6%
California Community Choice Financing Authority, RB, Series B, Class B, Sustainability Bonds, 5.00%, 03/01/56(a)	2,035	2,222,441
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	300	295,394
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	2,315	2,644,446
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	855	846,089
California Health Facilities Financing Authority, Refunding RB, Sustainability Bonds, 5.00%, 08/01/55	1,500	1,503,154
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	1,845	1,383,750
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	780	683,678
California Municipal Finance Authority, RB, M/F Housing, Series A, 6.10%, 12/01/37	900	911,004
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	2,130	2,131,575
Security	Par (000)	Value
California (continued)
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(b)	$1,700	$ 1,655,994
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/47	1,265	1,300,872
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	2,320	2,457,268
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	2,405	2,428,479
Pleasanton Unified School District, GO, Election 2022, 4.25%, 08/01/50	5,300	5,202,317
Riverside County Transportation Commission, Refunding RB, Class B1, Senior Lien, 4.00%, 06/01/46	2,255	2,044,636
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series D, AMT, 5.25%, 05/01/55	3,570	3,714,225
San Marcos Unified School District, GO, CAB(d)
Series B, Election 2010, 0.00%, 08/01/33	3,000	2,406,476
Series B, Election 2010, 0.00%, 08/01/43	2,500	1,204,572
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	830	835,222
		35,871,592
Colorado — 0.9%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	250	245,989
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	1,290	1,145,331
Series D, AMT, 5.75%, 11/15/45	1,315	1,421,829
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	595	657,880
5.50%, 11/01/47	370	389,638
5.25%, 11/01/52	920	941,143
		4,801,810
District of Columbia — 3.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (Remove), 4.10%, 09/01/39	145	145,057
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	8,110	8,378,424
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	2,780	2,940,251
District of Columbia, TA, 5.13%, 06/01/41	540	540,588
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	5,985	5,240,459
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	1,285	1,219,755
		18,464,534
Florida — 5.8%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	190	169,876
Series A, 5.50%, 06/01/57	100	89,516
Celebration Pointe Community Development District No. 1, SAB(e)(f)
5.00%, 05/01/32	180	144,000
5.00%, 05/01/48	530	424,000
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	2,920	3,190,680

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
City of Tampa Florida, RB, CAB, Series A, 0.00%, 09/01/45(d)	$6,275	$ 2,478,329
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/44	600	613,427
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/49	2,050	2,124,270
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	5,085	5,176,961
(AGM), 5.75%, 09/01/54	955	1,026,430
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/56	115	107,201
AMT, 5.00%, 05/01/29(b)(e)(f)	180	182,022
Florida State Board of Governors, RB, Series A, (BAM), 4.25%, 10/01/53	7,000	6,537,562
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	465	492,247
Series C, 4.13%, 11/15/51	2,050	1,861,884
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	180	182,770
5.38%, 05/01/47	185	185,669
6.30%, 05/01/54	475	497,895
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	4,270	4,420,945
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	270	258,378
4.00%, 05/01/50	260	215,965
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(e)(f)	1,670	1,135,635
		31,515,662
Georgia — 1.4%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	435	261,000
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 12/01/52(a)	5,000	5,241,986
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	1,870	1,880,445
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/51	520	450,948
		7,834,379
Hawaii — 0.1%
State of Hawaii Airports System Revenue, ARB, AMT, 5.25%, 08/01/26	810	811,679
Idaho — 1.4%
Idaho Health Facilities Authority, Refunding RB
(AGM-CR), 4.38%, 03/01/53	2,220	2,153,534
Series A, Class A, 4.38%, 03/01/53	895	843,122
Idaho Housing & Finance Association, RB
(GTD), 5.50%, 05/01/52	1,250	1,272,179
Series A, 5.25%, 08/15/48	3,250	3,454,420
		7,723,255
Illinois — 7.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/40	200	199,750
Series A, 6.25%, 12/01/50	2,310	2,444,728
Series C, 5.25%, 12/01/35	945	945,012
Series D, 5.00%, 12/01/46	3,605	3,437,133
Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, Refunding GO
Series B, 6.00%, 12/01/43	$1,100	$ 1,163,995
Series G, 5.00%, 12/01/34	710	714,828
Chicago O’Hare International Airport, ARB, Series E, AMT, Senior Lien, 5.50%, 01/01/60	9,310	9,664,445
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.00%, 01/01/48	1,000	1,000,299
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 07/15/47	3,920	3,505,554
Series C, 4.00%, 02/15/27(g)	45	45,756
Series C, 4.00%, 02/15/41	5	4,948
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	2,640	2,835,380
Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	1,600	1,749,775
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	2,155	2,102,083
Series A, 5.50%, 06/15/53	280	280,059
Metropolitan Pier & Exposition Authority, RB, CAB(d)
(BAM-TCRS), 0.00%, 12/15/56	2,165	466,564
Series A, 0.00%, 12/15/56	3,020	622,088
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	1,680	1,442,525
Series B, (AGM), 0.00%, 06/15/44(d)	8,680	3,847,049
State of Illinois, GO
Series B, 5.25%, 05/01/43	1,115	1,178,973
Series D, 5.00%, 11/01/28	505	525,268
		38,176,212
Indiana — 0.4%
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	1,440	1,537,441
Series C, 5.25%, 10/01/47	495	526,575
		2,064,016
Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	400	400,364
Kentucky — 1.0%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(h)	1,655	1,870,821
University of Kentucky, RB, Class A, 5.00%, 04/01/55	3,605	3,687,272
		5,558,093
Louisiana — 1.5%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	2,275	2,258,848
AMT, 5.00%, 09/01/66	3,085	2,904,492
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/46	1,370	1,433,414
Port New Orleans Board of Commissioners, ARB, Series E, AMT, 5.00%, 04/01/44	1,485	1,508,076
		8,104,830
Maryland — 0.6%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	136,035
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland (continued)
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	$1,550	$ 1,556,112
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 08/15/54(c)	1,555	1,612,171
		3,304,318
Massachusetts — 3.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/52	1,875	1,933,770
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/50	1,810	1,882,603
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	2,580	2,488,566
Massachusetts Development Finance Agency, Refunding RB
(AGM), 5.50%, 07/01/50	4,770	5,121,648
(AGM-CR), 5.50%, 07/01/55	2,860	3,043,963
(AGM), 5.50%, 07/01/55	2,545	2,703,841
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	645	592,522
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,220	1,247,166
		19,014,079
Michigan — 0.8%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,016
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	870	901,582
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	555	505,617
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/43	1,680	1,687,466
AMT, 5.00%, 06/30/48	1,295	1,259,948
		4,359,629
Minnesota — 1.8%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	5,685	5,154,268
Series A, 5.25%, 02/15/58	3,050	3,061,105
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	1,555	1,669,946
		9,885,319
Mississippi — 0.2%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	1,190	1,211,028
Missouri — 1.9%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.25%, 04/01/55	4,380	4,055,655
Series C, 4.00%, 11/15/49	3,455	2,990,902
Kansas City Industrial Development Authority, ARB
Class B, AMT, (AGM), 5.00%, 03/01/49	1,710	1,718,918
Class B, AMT, (AGM), 5.00%, 03/01/55	1,725	1,730,044
		10,495,519
Nevada — 0.6%
Las Vegas Valley Water District, GOL, Series A, 5.25%, 06/01/55	3,145	3,328,318
Security	Par (000)	Value
New Hampshire — 1.4%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.17%, 01/20/41(a)	$824	$ 823,044
Series A, Sustainability Bonds, 5.50%, 06/01/55	3,215	3,316,618
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	1,245	1,311,286
Series 2025, Subordinate, 5.15%, 09/28/37	1,950	1,991,066
		7,442,014
New Jersey — 8.5%
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	2,335	2,414,725
Series EEE, 5.00%, 06/15/48	6,405	6,536,921
AMT, (AGM), 5.00%, 01/01/31	530	533,316
AMT, 5.38%, 01/01/43	1,500	1,501,712
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	3,316	3,422,761
5.75%, 04/01/31	705	715,351
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	4,980	4,528,151
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,810	1,558,325
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	690	714,359
Sub-Series C, AMT, 3.63%, 12/01/49	665	503,016
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	415	415,152
Series AA, 4.00%, 06/15/50	1,730	1,581,965
Series AA, 5.25%, 06/15/50	1,580	1,679,146
Series BB, 5.00%, 06/15/46	3,465	3,625,609
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	7,330	7,512,543
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	2,430	2,580,185
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	275	270,634
Series A, 5.25%, 06/01/46	3,835	3,819,168
Sub-Series B, 5.00%, 06/01/46	2,600	2,523,577
		46,436,616
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	99,066
New York — 13.6%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	509,053
City of New York, GO, Series G-1, 5.25%, 02/01/53	445	466,219
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 5.00%, 11/15/26	65	66,386
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	575	582,090
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	1,760	1,586,444
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	1,075	1,132,312
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	825	790,298
Series DD, 4.13%, 06/15/47	7,920	7,527,419

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 4.00%, 08/01/48	$2,240	$ 2,069,163
Series B-1, Subordinate, 4.00%, 08/01/48	2,500	2,282,026
Series E, Subordinate, 5.00%, 11/01/53	1,615	1,652,615
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,045	2,989,674
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	1,175	1,175,059
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	1,270	922,692
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,040	747,765
New York State Dormitory Authority, Refunding RB
Class A, 5.25%, 05/01/54	4,800	4,955,072
Series A, 4.00%, 03/15/47	2,910	2,673,589
Series A, 4.00%, 03/15/54	2,940	2,661,384
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,050	1,114,758
AMT, 5.00%, 12/01/40	2,250	2,375,899
Series A, AMT, 5.00%, 07/01/46	1,600	1,599,919
AMT, Sustainability Bonds, 6.00%, 06/30/55	1,210	1,282,381
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	2,310	2,482,411
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,270	1,348,390
AMT, 4.00%, 10/31/46	425	376,108
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	4,380	4,429,194
AMT, Sustainability Bonds, 5.50%, 06/30/60	2,525	2,556,174
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	3,430	3,484,723
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 4.00%, 11/01/47	380	338,864
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/41	1,150	1,143,508
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	6,855	6,365,208
Series A, 5.25%, 05/15/52	900	936,003
Triborough Bridge & Tunnel Authority, RB, Series A-1, 4.00%, 11/15/54	2,590	2,318,857
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.00%, 05/15/47	6,930	7,177,265
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	190	155,548
		74,274,470
North Carolina — 0.6%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	1,750	1,871,630
North Carolina Medical Care Commission, RB, 5.25%, 11/01/56	1,130	1,134,729
		3,006,359
Security	Par (000)	Value
North Dakota — 0.9%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	$1,035	$ 1,038,768
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	3,985	4,001,545
		5,040,313
Ohio — 1.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	915	787,899
Series B-2, Class 2, 5.00%, 06/01/55	3,000	2,467,278
Columbus Regional Airport Authority, Refunding ARB, Series A, Class A, AMT, 5.50%, 01/01/55	2,330	2,435,851
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	435	438,269
		6,129,297
Oklahoma — 0.8%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,640	1,638,485
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	1,435	1,436,734
Tulsa Municipal Airport Trust Trustees, Refunding, ARB, AMT, 6.25%, 12/01/35	1,095	1,271,223
		4,346,442
Oregon(d) — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB
Series A, (GTD), 0.00%, 06/15/27(g)	155	91,753
Series A, (GTD), 0.00%, 06/15/38	1,290	750,269
		842,022
Pennsylvania — 4.8%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/48	535	559,761
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGM), 5.25%, 09/01/54	5,165	5,454,340
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/48	385	386,721
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	205	207,739
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.75%, 06/30/48	1,405	1,473,756
AMT, 5.25%, 06/30/53	2,330	2,353,554
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	480	480,214
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.50%, 08/15/55	1,565	1,690,529
Series B-1, (AGM), 4.25%, 11/01/51	4,635	4,289,508
Series B-1, (AGM), 5.00%, 11/01/51	1,075	1,088,625
Pennsylvania Turnpike Commission, RB, Sub- Series B-1, 5.25%, 06/01/47	2,500	2,534,652
Philadelphia Authority for Industrial Development, RB
5.25%, 11/01/52	440	449,580
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, RB (continued)
Series A, 4.00%, 07/01/49	$3,000	$ 2,760,060
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	2,420	2,543,077
		26,272,116
Puerto Rico — 4.5%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,596	1,762,200
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,475	3,351,737
Series A-1, Restructured, 5.00%, 07/01/58	14,276	13,972,688
Series A-2, Restructured, 4.78%, 07/01/58	3,256	3,105,966
Series B-2, Restructured, 4.78%, 07/01/58	159	151,673
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	6,943	2,405,621
		24,749,885
South Carolina — 1.6%
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	335	279,433
Series A, 5.50%, 11/01/48	1,545	1,649,452
Series A, 5.50%, 11/01/49	4,200	4,475,844
Series A, 5.50%, 11/01/50	330	351,211
South Carolina Public Service Authority, Refunding RB
Series A, (AGM), 5.00%, 12/01/55	1,110	1,145,259
Series B, 5.00%, 12/01/51	675	681,361
		8,582,560
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/49	445	360,337
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	1,415	1,496,004
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,130	3,348,654
		5,204,995
Texas — 11.1%
Arlington Higher Education Finance Corp., RB(b)(e)(f)
7.50%, 04/01/62	965	482,500
7.88%, 11/01/62	815	489,000
Celina Independent School District, GO, (PSF), 4.00%, 02/15/53	3,450	3,157,385
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	1,420	1,479,008
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	2,550	2,345,116
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	425	403,581
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/36	200	218,855
Series B, AMT, 5.50%, 07/15/37	520	566,553
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	2,855	2,994,864
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	$485	$ 485,636
City of Houston Texas, GOL, Series A, 5.25%, 03/01/49	3,085	3,287,601
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	470	514,978
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	1,065	1,006,923
Clifton Higher Education Finance Corp., Refunding RB, Series A, (PSF), 4.13%, 08/15/49	2,595	2,478,184
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	1,375	1,277,903
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	2,215	2,067,366
Series A, 1st Lien, 4.00%, 08/15/54	1,580	1,440,040
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (Remove), 0.00%, 11/15/38(d)	4,750	2,402,592
Longview Independent School District, GO, (PSF), 4.00%, 02/15/49	2,515	2,350,133
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(g)	10,540	6,130,801
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.50%, 08/15/49	3,365	3,654,132
Series A, 5.00%, 08/15/50(b)	180	153,007
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(d)(g)	640	349,200
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	2,340	2,119,731
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	1,550	1,633,386
Port Authority of Houston of Harris County Texas, ARB, 5.00%, 10/01/51	1,505	1,543,603
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	1,280	1,308,634
Tarrant Regional Water District, RB, 4.25%, 09/01/55	1,405	1,303,263
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	95	84,090
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series C, (GNMA), 5.00%, 09/01/48	3,650	3,702,731
Texas State University System, Refunding RB, 4.00%, 03/15/49	4,690	4,225,537
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/40	500	256,427
0.00%, 08/01/41	2,000	966,302
0.00%, 08/01/42	2,345	1,069,284
Texas Water Development Board, RB, 4.45%, 10/15/36	675	726,518
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	1,710	1,611,454
		60,286,318
Utah — 1.5%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	305	306,710
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	1,790	1,819,832
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	1,455	1,554,199
Series B, 2nd Lien, (AGM), 5.50%, 06/01/50	3,450	3,727,654

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
Downtown Revitalization Public Infrastructure District, RB (continued)
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	$515	$ 550,112
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	100	98,903
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	135	134,277
		8,191,687
Virginia — 1.5%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	416	413,496
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(h)	997	919,183
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	1,485	1,537,248
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,010	845,588
Virginia Housing Development Authority, RB, M/F Housing
Series A, 4.60%, 09/01/49	2,330	2,314,225
Series G, 5.05%, 11/01/47	1,825	1,863,344
		7,893,084
Washington — 0.5%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	435	460,062
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43(b)	2,165	2,053,689
		2,513,751
West Virginia — 0.1%
City of Martinsburg West Virginia, RB, M/F Housing, Series A-1, 4.63%, 12/01/43	570	558,427
Wisconsin — 3.2%
Public Finance Authority, RB
Series A, 5.00%, 07/01/55(b)	120	102,754
Series A-1, 4.50%, 01/01/35(b)	185	183,853
AMT, 6.50%, 06/30/60	660	728,628
AMT, 6.50%, 12/31/65	5,110	5,641,345
AMT, Sustainability Bonds, 4.00%, 09/30/51	5,615	4,616,734
AMT, Sustainability Bonds, 4.00%, 03/31/56	1,835	1,471,297
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	120	110,660
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	3,280	2,871,864
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	720	740,450
Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 03/01/51	695	690,826
		17,158,411
Total Municipal Bonds — 102.9% (Cost: $552,677,570)		559,829,499
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama(a) — 3.8%
Black Belt Energy Gas District, RB
Series B, 5.25%, 12/01/53	$12,500	$ 13,477,895
Series C-1, 5.25%, 02/01/53	6,702	7,065,510
		20,543,405
California — 2.0%
California Community Choice Financing Authority, RB, Series E-1, Sustainability Bonds, 5.00%, 02/01/54(a)	10,000	10,681,442
Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	7,685	8,026,814
District of Columbia — 6.1%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	10,360	11,057,264
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/54	11,620	12,154,565
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, 5.50%, 07/15/60	9,280	9,906,632
		33,118,461
Florida — 5.9%
City of Melbourne Florida Water & Sewer Revenue, RB, 5.00%, 11/15/50(a)	6,910	7,181,961
City of Tallahassee, RB, 5.25%, 10/01/55	7,420	7,817,271
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	6,150	6,326,635
Greater Orlando Aviation Authority, ARB, AMT, Subordinate, 5.25%, 10/01/51	10,380	10,751,808
		32,077,675
Michigan — 2.4%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	12,964	13,246,140
Missouri — 1.3%
Missouri Housing Development Commission, RB, S/F Housing, Series E, 4.60%, 11/01/49(a)	6,906	6,870,761
Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	5,240	5,510,826
New Jersey — 1.0%
New Jersey Turnpike Authority, RB, Series B, 5.25%, 01/01/49	5,395	5,740,208
New York — 15.0%
City of New York, GO, Series B, 5.25%, 10/01/47	6,560	6,845,300
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48(a)(j)	5,540	5,498,889
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C, 5.25%, 05/01/48	9,510	10,007,670
Series C-1, Subordinate, 5.00%, 05/01/50	4,736	4,869,395
Series H-1, Subordinate, 5.00%, 11/01/50	3,060	3,149,429
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/47(j)	10,370	10,859,274
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 5.00%, 03/15/53(j)	$6,971	$ 7,184,781
Series E, 5.00%, 03/15/46(a)	8,820	9,052,634
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	2,820	2,429,164
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/47(j)	8,640	8,798,895
Triborough Bridge & Tunnel Authority, RB, Series A, 5.50%, 11/15/57	5,339	5,662,056
Triborough Bridge & Tunnel Authority, Refunding RB, Series B-1, Sustainability Bonds, 5.25%, 05/15/54	7,056	7,390,165
		81,747,652
Oregon — 2.2%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	11,628	12,250,940
Pennsylvania — 4.9%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	10,192	11,108,999
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	8,620	8,656,667
Series 147 A, Sustainability Bonds, 4.70%, 10/01/49(j)	6,750	6,770,653
		26,536,319
South Carolina — 1.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	4,842	5,229,038
Texas — 8.7%
Austin Community College District, Refunding GOL, 5.25%, 08/01/55	11,740	12,338,101
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	14,377	15,081,265
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.25%, 02/01/49	6,702	7,115,218
North Texas Municipal Water District, RB, 5.00%, 06/01/50(a)(j)	5,198	5,389,821
Terrell Independent School District, GO, (PSF), 5.25%, 08/01/55	7,180	7,599,294
		47,523,699
Utah — 1.7%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.50%, 07/01/53(j)	9,063	9,440,638
Washington — 3.4%
Port of Seattle Washington, Refunding ARB
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	6,240	6,478,422
Series C, AMT, 5.00%, 08/01/46	12,100	12,348,096
		18,826,518
Wisconsin(a) — 1.1%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing
Series A, 4.10%, 11/01/43	2,658	2,574,514
Series A, 4.45%, 05/01/57	3,322	3,218,142
		5,792,656
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 63.0% (Cost: $337,789,934)		343,163,192

Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(k)	15,348	$ 30,696
Total Warrants — 0.0% (Cost: $ — )		30,696
Total Long-Term Investments — 165.9% (Cost: $890,467,504)		903,023,387
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(l)(m)	24,917,747	24,920,239
Total Short-Term Securities — 4.6% (Cost: $24,920,239)		24,920,239
Total Investments — 170.5% (Cost: $915,387,743)		927,943,626
Other Assets Less Liabilities — 0.4%		1,800,341
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.9)%		(211,430,267)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.0)%		(174,100,000)
Net Assets Applicable to Common Shares — 100.0%		$ 544,213,700

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2031 to October 1, 2042, is $48,163,478. See
Note 4 of the Notes to Financial Statements for details.

(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Trust II (BLE)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ —	$ 24,920,239 (a)	$ —	$ —	$ —	$ 24,920,239	24,917,747	$ 18,692	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 559,829,499	$ —	$ 559,829,499
Municipal Bonds Transferred to Tender Option Bond Trusts	—	343,163,192	—	343,163,192
Warrants	—	—	30,696	30,696
Short-Term Securities
Money Market Funds	24,920,239	—	—	24,920,239
	$24,920,239	$902,992,691	$30,696	$927,943,626
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(210,086,628)	$—	$(210,086,628)
VMTP Shares at Liquidation Value	—	(174,100,000)	—	(174,100,000)
	$—	$(384,186,628)	$—	$(384,186,628)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.4%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$2,450	$ 2,622,465
Series A, 5.25%, 05/01/56	2,990	3,109,438
Series F, 5.50%, 11/01/53	1,115	1,178,807
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	9,590	9,810,491
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	4,715	4,898,465
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	2,825	3,024,136
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	4,895	5,095,968
Series A-1, 5.50%, 01/01/53	1,890	2,020,827
Series B, 5.00%, 01/01/54	4,595	4,868,753
Series B, 5.25%, 03/01/55	1,275	1,349,353
Series B-1, 5.00%, 05/01/53	4,510	4,696,349
		42,675,052
Arizona — 3.0%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	575	535,455
Series A, 5.00%, 07/01/49	550	498,849
Series A, 5.00%, 07/01/54	425	377,304
Arizona Industrial Development Authority, Refunding RB(b)
5.50%, 07/01/52	130	121,743
Series G, 5.00%, 07/01/47	435	411,485
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	2,425	2,607,844
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	65	55,841
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	2,120	2,014,842
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/34(b)	400	401,100
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	300	268,830
Salt Verde Financial Corp., RB
5.00%, 12/01/32	3,500	3,844,445
5.00%, 12/01/37	4,425	4,855,085
Town of Queen Creek, COP, 5.50%, 10/01/65(c)	3,605	3,815,251
		19,808,074
Arkansas — 0.6%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	1,170	1,188,981
City of Springdale Arkansas Sales & Use Tax Revenue, RB, Series B, (BAM), 4.13%, 08/01/47	3,085	2,960,168
		4,149,149
California — 6.0%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,025	1,014,317
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	2,310	1,732,500
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	800	807,474
California Municipal Finance Authority, RB, M/F Housing, Series A, 6.10%, 12/01/37	1,100	1,113,450
Security	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	$1,755	$ 1,756,298
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/47	830	853,537
Hartnell Community College District, GO
Series D, 7.00%, 08/01/34(d)	1,650	1,764,213
Sustainability Bonds, 4.00%, 07/01/53	4,125	3,895,228
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGM), 0.00%, 08/01/38(e)	8,000	4,916,065
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39(d)	2,605	3,357,898
Series B, Election 2006, 0.00%, 08/01/30(e)	1,500	1,342,885
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(d)(f)	2,800	2,966,250
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	1,515	1,521,546
Series B, AMT, Subordinate, 5.00%, 07/01/56	2,150	2,165,556
San Diego Unified School District, GO(e)(g)
Class A, 0.00%, 07/01/29	5,315	4,875,391
Series A, 0.00%, 07/01/29	685	628,343
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series D, AMT, 5.25%, 05/01/55	4,400	4,577,756
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	920	925,788
		40,214,495
Colorado — 2.0%
City & County of Denver CO Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	100	100,367
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	1,160	1,254,236
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/38(e)	915	539,375
Colorado Educational & Cultural Facilities Authority, RB, (Remove), 5.50%, 07/01/40	2,510	2,511,793
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	480	505,476
5.25%, 11/01/52	1,000	1,022,982
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 11/15/46	1,610	1,483,801
Series A, 4.00%, 08/01/49	1,950	1,666,701
Series A, 4.00%, 05/15/52	1,500	1,359,707
Series A, 5.00%, 05/15/52	3,000	3,066,203
		13,510,641
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	525	485,882
Delaware — 0.1%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	330	331,851
Series A, 5.00%, 07/01/53	775	711,175
		1,043,026
District of Columbia — 4.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (Remove), 4.10%, 09/01/39	140	140,055
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	2,865	3,057,825

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	$3,745	$ 3,960,878
District of Columbia, TA, 5.13%, 06/01/41	1,195	1,196,300
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/49	1,190	1,234,394
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/34(e)	10,170	7,633,214
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/35(e)	13,485	9,680,733
Series B, Subordinate, 4.00%, 10/01/49	2,000	1,751,198
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	2,690	2,543,117
		31,197,714
Florida — 4.8%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	305	260,166
Series A, 5.00%, 06/01/45	480	429,161
Series A, 5.50%, 06/01/57	170	152,178
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/29(f)	20	21,823
Collier County Industrial Development Authority, RB, Series A, (AGM), 5.00%, 10/01/54	3,500	3,545,497
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/44	395	403,839
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	585	562,778
County of Miami-Dade Florida Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/44	3,525	3,596,700
Series A, AMT, 5.50%, 10/01/55	2,840	2,970,114
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	3,120	3,167,941
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	1,245	1,261,355
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/46	260	89,686
Series A-2, 0.00%, 10/01/47	435	140,196
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	500	537,398
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	430	352,095
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/56	75	69,914
AMT, 5.00%, 05/01/29(b)(h)(i)	270	273,033
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	6,495	6,425,694
AMT, (AGM), 5.25%, 07/01/47	1,600	1,576,456
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	570	597,474
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,075	1,091,447
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	1,185	1,044,600
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	220	199,521
Security	Par (000)	Value
Florida (continued)
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(h)(i)	$800	$ 544,093
Trout Creek Community Development District, SAB
4.00%, 05/01/40	630	608,058
4.00%, 05/01/51	1,050	866,017
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	585	586,724
Westside Community Development District, SAB, 4.00%, 05/01/50	815	680,895
		32,054,853
Georgia — 2.5%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/52	1,520	1,536,149
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB, 5.00%, 10/01/48	3,135	3,251,749
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	2,615	2,364,182
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	535	321,000
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,460	1,288,171
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	7,815	8,296,613
		17,057,864
Hawaii — 0.7%
State of Hawaii Airports System Revenue, ARB
Series B, 5.00%, 07/01/49	4,090	4,337,411
AMT, 5.25%, 08/01/26	460	460,954
		4,798,365
Idaho — 0.3%
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	2,000	2,008,284
Illinois — 7.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	985	1,008,483
Series A, 5.00%, 12/01/40	615	614,231
Series A, 6.25%, 12/01/50	2,955	3,127,347
Series C, 5.25%, 12/01/35	900	900,012
Series D, 5.00%, 12/01/46	3,480	3,317,954
Chicago Board of Education, Refunding GO
Series B, 6.00%, 12/01/43	1,100	1,163,995
Series C, 5.00%, 12/01/34	475	478,230
Series G, 5.00%, 12/01/34	315	317,142
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 4.63%, 01/01/53	5,880	5,618,393
Series B, Senior Lien, 4.50%, 01/01/56	5,265	5,035,042
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.25%, 01/01/48	1,660	1,707,838
Series A, AMT, Senior Lien, 4.38%, 01/01/53	1,390	1,278,593
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	885	916,187
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 07/15/47	1,485	1,327,997
Series C, 4.00%, 02/15/27(f)	60	61,007
Series C, 4.00%, 02/15/41	5	4,948
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,625	5,631,780
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	$2,370	$ 2,311,804
Metropolitan Pier & Exposition Authority, Refunding RB(e)
Series B, (AGM), 0.00%, 06/15/44	3,765	1,668,680
Series B, (AGM), 0.00%, 06/15/47	22,775	8,272,754
State of Illinois, GO
5.50%, 05/01/39	795	854,590
Series B, 5.25%, 05/01/41	1,770	1,895,093
Series D, 5.00%, 11/01/28	900	936,121
Series F, 5.25%, 09/01/48	1,805	1,873,075
		50,321,296
Indiana — 0.8%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	365	378,452
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	2,150	2,190,344
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	1,765	1,884,433
Series C, 5.25%, 10/01/47	610	648,911
		5,102,140
Kentucky — 1.9%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	4,430	4,772,731
Kentucky Public Transportation Infrastructure Authority, RB, CAB(d)
Convertible, 6.45%, 07/01/34	500	585,375
Convertible, 6.60%, 07/01/39	830	956,702
Convertible, 6.75%, 07/01/43	1,770	2,000,817
University of Kentucky, RB, Class A, 5.00%, 04/01/55	4,415	4,515,758
		12,831,383
Louisiana — 2.1%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	3,610	3,584,369
AMT, 5.75%, 09/01/64	4,020	4,141,942
Louisiana Stadium & Exposition District, Refunding RB
Series A, 5.00%, 07/01/48	1,915	1,961,881
Series A, 5.25%, 07/01/53	3,520	3,630,534
Port New Orleans Board of Commissioners, ARB, Series E, AMT, 5.00%, 04/01/44	965	979,996
		14,298,722
Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 08/15/54(c)	1,910	1,980,222
Massachusetts — 1.9%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/52	1,240	1,278,867
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/50	1,195	1,242,934
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	830	753,972
Series A, 5.00%, 01/01/47	3,435	3,313,265
Massachusetts Development Finance Agency, Refunding RB
5.00%, 04/15/40	400	400,002
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued)
Series A, 5.00%, 10/01/35	$500	$ 501,180
Series P, 5.45%, 05/15/59	2,010	2,153,867
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	3,100	3,169,029
		12,813,116
Michigan — 1.5%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,016
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	1,280	1,216,392
Eastern Michigan University, RB, Series A, 4.00%, 03/01/28(f)	45	46,505
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	4,780	4,953,522
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	710	646,826
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/43	1,795	1,802,977
AMT, 5.00%, 06/30/48	1,500	1,459,399
		10,130,637
Minnesota — 1.2%
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,080	1,074,346
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	3,800	3,445,245
Series A, 5.25%, 02/15/58	1,605	1,610,844
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	1,660	1,708,957
		7,839,392
Mississippi — 0.8%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	3,595	3,658,524
Mississippi Home Corp., RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.80%, 12/01/49	1,970	1,978,043
		5,636,567
Missouri — 1.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	1,910	1,669,848
Series A, 4.25%, 04/01/55	4,185	3,875,095
Kansas City Industrial Development Authority, ARB
Class B, AMT, (AGM), 5.00%, 03/01/49	1,755	1,764,152
Class B, AMT, (AGM), 5.00%, 03/01/55	1,775	1,780,190
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.55%, 11/01/44	1,335	1,347,351
		10,436,636

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada — 0.1%
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	$310	$ 321,165
5.00%, 07/01/45	420	422,993
		744,158
New Hampshire — 3.0%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.17%, 01/20/41(a)	1,008	1,006,494
Series A, Sustainability Bonds, 5.50%, 06/01/55	8,010	8,263,175
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	1,525	1,606,194
Series 2025, Subordinate, 5.15%, 09/28/37	2,395	2,445,437
Class A-1, Sustainability Bonds, 4.22%, 11/20/42(a)	6,034	5,932,035
Series 2, Sustainability Bonds, 4.25%, 07/20/41	954	967,247
		20,220,582
New Jersey — 6.6%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	660	662,639
New Jersey Economic Development Authority, RB
5.00%, 06/15/34	365	395,584
5.00%, 06/15/36	460	494,227
5.00%, 06/15/43	100	103,414
Class A, 5.25%, 11/01/47	4,795	5,048,131
Series B, 4.50%, 06/15/40	1,270	1,291,898
Series EEE, 5.00%, 06/15/48	4,275	4,363,050
AMT, (AGM), 5.00%, 01/01/31	790	794,942
AMT, (AGM), 5.13%, 07/01/42	200	201,066
AMT, 5.38%, 01/01/43	3,000	3,003,425
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	2,218	2,289,472
5.75%, 04/01/31	2,675	2,714,274
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	835	864,479
Series C, AMT, Subordinate, 5.00%, 12/01/52	3,425	3,342,716
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/32(f)	4,075	4,752,585
Series AA, 5.00%, 06/15/45	900	900,330
Series AA, 5.00%, 06/15/46	400	400,119
Series S, 4.13%, 06/15/39	1,040	1,048,238
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(e)	1,000	724,150
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	2,975	3,158,869
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	2,995	2,947,452
Series A, 5.25%, 06/01/46	4,430	4,411,712
		43,912,772
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	200	198,133
New York — 13.5%
City of New York, GO
Series A, 5.00%, 08/01/46	2,265	2,349,709
Series C-1, 5.25%, 09/01/50	5,000	5,236,259
Series G-1, 5.25%, 02/01/53	550	576,226
Empire State Development Corp., Refunding RB, 4.00%, 03/15/49	1,850	1,692,589
Security	Par (000)	Value
New York (continued)
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	$3,585	$ 2,954,052
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.25%, 11/15/56	10	10,021
Series A, Sustainability Bonds, (BAM), 4.00%, 11/15/48	2,770	2,508,995
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	370	374,562
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,040	1,061,321
New York City Housing Development Corp., RB, M/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	2,565	2,526,844
Series F, Sustainability Bonds, (HUD SECT 8), 5.00%, 08/01/55	5,070	5,077,385
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	1,010	967,517
Series DD, 4.13%, 06/15/47	1,605	1,525,443
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 5.25%, 05/01/52	2,255	2,366,430
Series F-1, Subordinate, 4.00%, 02/01/51	10,500	9,614,795
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,345	1,247,071
Series A, 6.25%, 06/01/41(b)	2,849	2,797,235
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	255	222,263
Series A-2B, 5.00%, 06/01/51	245	205,660
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	1,450	1,450,073
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	4,565	3,316,604
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,685	1,211,523
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/58	1,305	1,363,604
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	1,160	1,034,354
New York State Dormitory Authority, RB, Series A, 5.13%, 11/15/55	700	703,224
New York State Dormitory Authority, Refunding RB
Class A, 5.25%, 05/01/54	2,175	2,245,267
Series A, 4.00%, 03/15/54	1,600	1,448,372
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/57	2,415	2,213,165
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,265	1,343,018
AMT, Sustainability Bonds, 6.00%, 06/30/55	1,935	2,050,750
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	2,840	3,051,968
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,270	1,348,390
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	3,880	3,923,578
AMT, Sustainability Bonds, 5.50%, 06/30/60	7,055	7,142,102
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	3,275	3,308,003
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/52	3,000	3,027,302
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.25%, 05/15/58	6,415	5,873,244
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	$535	$ 538,002
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	290	237,416
		90,144,336
North Carolina — 0.6%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	1,445	1,439,646
North Carolina Medical Care Commission, RB
5.13%, 10/01/56	790	792,282
5.25%, 11/01/56	1,395	1,400,838
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	460	506,918
		4,139,684
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	2,585	2,595,732
Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	610	525,266
Series B-2, Class 2, 5.00%, 06/01/55	3,495	2,874,378
Columbus Regional Airport Authority, Refunding ARB, Series A, Class A, AMT, 5.50%, 01/01/55	1,745	1,824,275
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	290	292,180
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	3,115	3,118,720
State of Ohio, Refunding RB, Series A, (BAM-TCRS), 4.00%, 01/15/50	2,250	1,997,932
		10,632,751
Oklahoma — 0.7%
Creek County Educational Facilities Authority, RB, (BAM), 4.13%, 09/01/48	890	842,689
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,080	1,079,002
Oklahoma Turnpike Authority, RB, Series A, (AGM), 4.25%, 01/01/55	970	955,683
Tulsa Municipal Airport Trust Trustees, Refunding, ARB, AMT, 6.25%, 12/01/35	1,335	1,549,847
		4,427,221
Oregon — 0.1%
Clackamas County School District No. 12 North Clackamas, GO, CAB(e)
Series A, (GTD), 0.00%, 06/15/27(f)	55	32,558
Series A, (GTD), 0.00%, 06/15/38	455	264,629
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/47	135	135,176
		432,363
Pennsylvania — 4.6%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,670	1,429,335
Allegheny County Hospital Development Authority, Refunding RB, Series A, (AGM-CR), 5.00%, 04/01/47	2,130	2,155,220
Security	Par (000)	Value
Pennsylvania (continued)
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	$2,490	$ 2,493,841
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/51	1,430	1,217,092
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	605	613,085
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	390	390,408
AMT, 5.50%, 06/30/38	785	864,532
AMT, 5.50%, 06/30/40	2,000	2,173,142
AMT, 5.75%, 06/30/48	3,150	3,304,150
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,905	1,905,849
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.50%, 08/15/55	1,925	2,079,405
Series B2, 4.38%, 11/01/54	1,865	1,681,424
Series B2, 5.50%, 11/01/54	2,280	2,380,230
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	5,595	5,618,799
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,130	1,138,993
Pennsylvania Turnpike Commission, RB
Series A, Subordinate, 4.00%, 12/01/50	1,075	969,363
Series B, Subordinate, 4.00%, 12/01/51	610	547,280
		30,962,148
Puerto Rico — 5.3%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	3,910	4,154,642
Series A-1, Restructured, 5.75%, 07/01/31	3,524	3,889,792
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	7,770	7,494,387
Series A-1, Restructured, 5.00%, 07/01/58	12,569	12,301,955
Series A-2, Restructured, 4.78%, 07/01/58	2,097	2,000,372
Series B-2, Restructured, 4.78%, 07/01/58	412	393,015
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	15,519	5,377,046
		35,611,209
Rhode Island — 0.7%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing
Sustainability Bonds, (GNMA), 4.60%, 10/01/44	2,970	2,992,515
Series A, Sustainability Bonds, (GNMA), 4.45%, 10/01/44	1,550	1,556,762
		4,549,277
South Carolina — 2.2%
Charleston County Airport District, ARB, Series A, AMT, 5.25%, 07/01/54	1,150	1,181,019
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	301,469
4.38%, 11/01/49	470	410,147
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,575	1,694,036
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	845	704,839

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB (continued)
Series A, 5.50%, 11/01/48	$625	$ 667,254
Series A, 5.50%, 11/01/50	1,340	1,426,127
Series A, 4.50%, 11/01/54	3,310	3,218,451
Series A, 5.50%, 11/01/54	2,285	2,404,540
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 4.25%, 05/01/48	1,385	1,272,211
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/46	960	997,366
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A, 4.95%, 07/01/53	205	204,755
		14,482,214
Tennessee — 2.2%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	430	450,006
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	8,775	8,863,932
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB, 5.25%, 05/01/48	555	571,811
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB
4.00%, 10/01/49	230	186,242
5.25%, 10/01/58	2,930	2,752,068
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	1,730	1,829,037
		14,653,096
Texas — 11.2%
Alamo Heights Independent School District, GO, (PSF), 4.00%, 02/01/51	1,300	1,184,259
Arlington Higher Education Finance Corp., RB(b)(h)(i)
7.50%, 04/01/62	1,165	582,500
7.88%, 11/01/62	1,005	603,000
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	2,500	2,580,740
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	1,750	1,822,721
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	1,255	1,154,165
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	100	106,070
Series A, AMT, 1st Lien, 5.50%, 08/01/44	100	105,313
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	275	261,141
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	800	863,403
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	3,755	3,938,954
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series A, AMT, 4.00%, 07/01/46	1,390	1,246,302
Sub-Series A, AMT, 4.00%, 07/01/48	3,420	2,996,683
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	4,355	4,064,731
Series A, 1st Lien, 4.00%, 08/15/54	3,105	2,829,952
Security	Par (000)	Value
Texas (continued)
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/54	$455	$ 408,962
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	990	924,723
Greenwood Independent School District, GO, (PSF), 4.00%, 02/15/54	3,220	2,927,520
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	800	719,868
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(e)	10,690	4,446,133
Longview Independent School District, GO, (PSF), 4.00%, 02/15/49	1,100	1,027,891
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(e)(f)	14,680	7,865,921
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.50%, 08/15/49	4,140	4,495,723
Series A, 5.00%, 08/15/50(b)	455	386,768
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(e)(f)	2,415	1,317,686
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	2,235	2,024,615
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	1,900	2,002,215
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	1,855	1,902,580
1st Lien, 5.00%, 10/01/53	1,375	1,417,424
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	1,275	1,198,394
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 07/01/53	5,005	4,344,476
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	285	283,021
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	610	567,905
Tarrant Regional Water District, RB, 4.25%, 09/01/55	3,395	3,149,165
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	225,715
Texas Transportation Commission State Highway 249 System, RB, CAB(e)
0.00%, 08/01/35	270	184,492
0.00%, 08/01/36	145	93,846
0.00%, 08/01/37	195	119,223
0.00%, 08/01/38	200	115,421
0.00%, 08/01/39	1,000	545,031
0.00%, 08/01/43	795	342,766
0.00%, 08/01/44	605	246,459
0.00%, 08/01/45	1,135	433,240
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	4,780	4,490,194
Ysleta Independent School District, GO, (PSF), 4.25%, 08/15/56	2,750	2,589,285
		75,136,596
Utah — 2.2%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	375	377,102
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/51	1,340	1,350,041
Series A, AMT, 5.50%, 07/01/55	7,020	7,363,903
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	$1,785	$ 1,906,698
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	635	678,293
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	200	197,805
Utah Charter School Finance Authority, Refunding RB
5.00%, 06/15/40(b)	150	149,197
(UT), 4.00%, 04/15/42	400	372,993
5.00%, 06/15/55(b)	385	335,879
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	1,780	1,770,812
		14,502,723
Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.13%, 06/15/30	275	273,427
Virginia — 0.7%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	185	183,887
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(d)	444	409,345
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	560	512,494
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	1,815	1,878,858
Virginia Housing Development Authority, RB, S/F Housing, Series E-2, 4.40%, 10/01/44	365	365,109
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	1,195	1,127,818
		4,477,511
Washington — 1.2%
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	5,645	5,760,744
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	875	912,365
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	530	560,536
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43(b)	900	853,727
		8,087,372
Wisconsin — 1.0%
Public Finance Authority, RB
Series A, 5.00%, 07/01/55(b)	300	256,886
Series A-1, 4.50%, 01/01/35(b)	190	188,822
AMT, 5.75%, 06/30/60	2,655	2,749,537
AMT, 6.50%, 06/30/60	810	894,225
AMT, 6.50%, 12/31/65	2,110	2,329,401
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	305	281,262
		6,700,133
Total Municipal Bonds — 108.7% (Cost: $706,186,280)		727,276,948
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama(a) — 6.0%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54(k)	$10,407	$ 11,467,611
Series C-1, 5.25%, 02/01/53	14,173	14,942,029
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	12,450	13,746,806
		40,156,446
California — 2.6%
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	16,742	17,557,617
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	10,098	10,547,114
District of Columbia — 3.7%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	12,640	13,490,716
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, 5.00%, 10/01/49(a)	11,194	11,243,431
		24,734,147
Florida — 3.0%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	9,060	9,797,005
City of Tallahassee, RB, 5.25%, 10/01/50(a)	9,753	10,319,118
		20,116,123
Georgia — 6.5%
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55	20,862	21,625,402
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.65%, 12/01/50(a)(k)	11,883	11,805,146
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53(a)(k)	9,240	9,821,883
		43,252,431
Illinois — 2.3%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49(k)	15,102	15,546,004
Maryland — 1.8%
Maryland Stadium Authority, RB, 5.00%, 06/01/54	11,400	11,728,729
Massachusetts — 1.2%
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 05/01/48	7,712	8,056,620
Michigan — 0.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48(a)	2,338	2,111,655
Minnesota — 2.3%
Minneapolis-St. Paul Metropolitan Airports Commission, ARB, AMT, Subordinate, 5.25%, 01/01/49	15,240	15,652,171

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri — 1.0%
Missouri Housing Development Commission, RB, S/F Housing, Series E, 4.60%, 11/01/49(a)	$6,351	$ 6,318,539
Nebraska — 2.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54	5,904	5,911,459
Omaha Public Power District, Refunding RB, Series B, 5.25%, 02/01/48(a)	8,980	9,522,361
		15,433,820
New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	11,680	12,005,397
New York — 6.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/49	10,344	10,727,914
New York City Municipal Water Finance Authority, RB
Series AA, Subordinate, 5.00%, 06/15/51	7,722	7,977,212
Series AA-1, 5.25%, 06/15/52	10,980	11,529,113
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, 5.25%, 05/01/48	10,077	10,603,641
		40,837,880
Oklahoma — 1.3%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	8,126	8,622,284
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	5,620	5,921,036
Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	8,295	8,697,132
Rhode Island — 1.5%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 82-A, Sustainability Bonds, (GNMA), 4.60%, 10/01/49	10,234	10,196,574
South Carolina — 2.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)(k)	12,597	13,603,555
Tennessee — 1.9%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)(k)	11,655	12,511,060
Texas — 8.8%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/53	6,010	6,159,877
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	11,148	11,975,680
County of Bexar Texas, GOL, 5.00%, 06/15/49(a)	9,840	10,256,010
Crowley Independent School District, GO, (PSF), 5.25%, 02/01/53	5,967	6,241,208
North Texas Municipal Water District, RB, 5.00%, 06/01/50(a)(k)	11,415	11,836,875
Security	Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	$4,041	$ 4,131,517
Texas Water Development Board, RB, 4.80%, 10/15/52	7,785	7,875,335
		58,476,502
Wisconsin(a) — 0.4%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing
Series A, 4.10%, 11/01/43	1,342	1,300,172
Series A, 4.45%, 05/01/57	1,678	1,625,216
		2,925,388
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 60.6% (Cost: $397,002,496)		405,008,224

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(i)(l)	19,222	38,444
Total Warrants — 0.0% (Cost: $ — )		38,444
Total Long-Term Investments — 169.3% (Cost: $1,103,188,776)		1,132,323,616
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(m)(n)	11,458,884	11,460,029
Total Short-Term Securities — 1.7% (Cost: $11,460,029)		11,460,029
Total Investments — 171.0% (Cost: $1,114,648,805)		1,143,783,645
Other Assets Less Liabilities — 0.5%		3,223,436
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (39.5)%		(264,272,457)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.0)%		(214,000,000)
Net Assets Applicable to Common Shares — 100.0%		$ 668,734,624

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Zero-coupon bond.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings Fund, Inc. (MHD)

(j)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2029 to May 1, 2052, is $78,853,237. See
Note 4 of the Notes to Financial Statements for details.

(l)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 14,829,555	$ —	$ (3,369,526)(a)	$ —	$ —	$ 11,460,029	11,458,884	$ 80,141	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 727,276,948	$ —	$ 727,276,948
Municipal Bonds Transferred to Tender Option Bond Trusts	—	405,008,224	—	405,008,224
Warrants	—	—	38,444	38,444
Short-Term Securities
Money Market Funds	11,460,029	—	—	11,460,029
	$11,460,029	$1,132,285,172	$38,444	$1,143,783,645
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(262,712,859)	$—	$(262,712,859)
VMTP Shares at Liquidation Value	—	(214,000,000)	—	(214,000,000)
	$—	$(476,712,859)	$—	$(476,712,859)
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 7.4%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,765	$ 5,100,427
Series A, 5.25%, 05/01/56	1,925	2,001,895
Series F, 5.50%, 11/01/53	1,590	1,680,989
County of Jefferson AL Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,060	1,111,770
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,145	1,208,808
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	5,325	5,122,336
Series B, AMT, 4.75%, 12/01/54	2,140	1,983,454
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	945	1,011,614
Southeast Energy Authority A Cooperative District, RB, Series A-2, 4.87%, 01/01/53(a)	9,645	10,137,417
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,610	1,619,718
		30,978,428
Arizona — 1.7%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.38%, 07/01/50	2,500	2,467,099
Series G, 5.00%, 07/01/47	715	676,348
City of Mesa Arizona Utility System Revenue, RB, (AGM), 4.50%, 07/01/49	830	824,142
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(b)	700	675,752
Town of Queen Creek, COP, 5.50%, 10/01/65(c)	2,270	2,402,392
		7,045,733
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	810	823,141
California — 3.6%
California Community Choice Financing Authority, RB, Series B-2, Sustainability Bonds, 2.73%, 02/01/52(a)	3,500	3,357,932
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	715	707,548
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	1,570	1,177,500
California Municipal Finance Authority, RB, M/F Housing, Series A, 6.10%, 12/01/37	700	708,559
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	2,735	2,611,221
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(d)	10,000	3,984,653
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/51	2,880	2,543,652
		15,091,065
Colorado — 1.2%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	1,025	1,008,556
City & County of Denver CO Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	1,800	1,806,600
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	$395	$ 415,965
Denver Convention Center Hotel Authority, Refunding RB, Series A, 5.00%, 12/01/40	2,000	2,009,165
		5,240,286
District of Columbia — 1.2%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	5,195	4,911,336
Florida — 8.8%
Celebration Pointe Community Development District No. 1, SAB(e)(f)
5.00%, 05/01/32	720	576,000
5.00%, 05/01/48	2,160	1,728,000
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	3,370	3,644,140
Collier County Health Facilities Authority, RB, 4.00%, 05/01/52	2,115	1,770,421
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, Convertible, 4.00%, 09/01/51	3,300	2,890,390
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/38	1,800	1,931,068
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	3,560	3,522,013
AMT, (AGM), 5.25%, 07/01/47	800	788,228
Florida Housing Finance Corp., RB, S/F Housing
Series 5, (FHLMC, FNMA, GNMA), 5.00%, 07/01/50	2,585	2,603,423
Series 5, (FHLMC, FNMA, GNMA), 5.05%, 01/01/56	1,665	1,669,954
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	100	101,007
5.25%, 05/01/37	470	477,232
5.38%, 05/01/47	770	772,783
6.30%, 05/01/54	405	424,521
Lee County Industrial Development Authority, RB
Series B-2, 4.38%, 11/15/29	1,020	1,026,828
Series B-3, 4.13%, 11/15/29	1,060	1,067,113
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	8,900	8,911,110
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	2,000	1,723,531
Sarasota County Health Facilities Authority, RB, 5.00%, 05/15/48	605	587,937
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (BAM-TCRS), 3.00%, 07/01/51	1,000	710,278
		36,925,977
Georgia — 3.9%
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,820	1,842,973
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	375	225,000
Georgia Housing & Finance Authority, RB, S/F Housing, Series G, (FNMA, GNMA), 4.90%, 12/01/50	4,350	4,377,018
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	4,130	4,384,518
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.15%, 12/01/53(a)	5,565	5,776,568
		16,606,077
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois — 12.8%
Chicago Board of Education, GO
Series A, 6.25%, 12/01/50	$1,890	$ 2,000,232
Series C, 5.25%, 12/01/35	945	945,012
Series D, 5.00%, 12/01/46	3,570	3,403,764
Chicago Board of Education, Refunding GO
Series B, 6.00%, 12/01/43	550	581,997
Series G, 5.00%, 12/01/34	865	870,882
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 4.50%, 01/01/48	7,000	6,664,770
Class A, AMT, Senior Lien, 4.63%, 01/01/53	3,300	3,153,180
Class A, AMT, Senior Lien, (AGM), 5.50%, 01/01/53	6,900	7,089,183
Series B, Senior Lien, 4.50%, 01/01/56	3,750	3,586,212
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(g)	1,495	1,520,103
Series C, 4.00%, 02/15/41	5	4,948
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	985	1,026,728
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	8,710	8,720,498
Series A, 5.00%, 01/01/45	1,000	1,042,540
Series A, 4.00%, 01/01/46	1,500	1,362,165
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM- TCRS), 0.00%, 12/15/56(d)	8,755	1,886,729
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/47(d)	8,000	2,905,907
State of Illinois, GO, Series D, 5.00%, 11/01/27	6,965	7,254,540
		54,019,390
Indiana — 0.4%
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	1,160	1,238,494
Series C, 5.25%, 10/01/47	400	425,515
		1,664,009
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	850	798,313
Kansas — 0.4%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,530	1,531,392
Kentucky — 0.5%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	1,965	2,117,024
Louisiana — 0.7%
Louisiana Public Facilities Authority, RB, AMT, 5.00%, 09/01/66	3,190	3,003,348
Maryland — 0.9%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	545	549,177
Maryland Community Development Administration, Refunding RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/49	2,155	2,113,551
Maryland Stadium Authority, RB, 5.00%, 06/01/54	1,050	1,080,278
		3,743,006
Massachusetts — 0.9%
Commonwealth of Massachusetts, GOL, Series E, 5.00%, 11/01/49	3,790	3,936,188
Security	Par (000)	Value
Michigan — 2.2%
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	$1,420	$ 1,471,548
Michigan Finance Authority, Refunding RB
4.00%, 09/01/46	1,200	1,035,695
4.00%, 11/15/46	2,640	2,358,678
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/43	1,775	1,782,888
AMT, 5.00%, 06/30/48	2,655	2,583,136
		9,231,945
Minnesota — 0.9%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	695	654,368
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	2,790	2,964,947
		3,619,315
Missouri — 1.4%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 04/01/45	2,625	2,469,029
Series A, 4.25%, 04/01/55	3,065	2,838,033
Series A, Class P, 5.25%, 02/01/54	665	666,490
		5,973,552
Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	295	257,052
Nebraska — 0.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 09/01/51	1,450	1,437,779
New Hampshire — 2.3%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.17%, 01/20/41(a)	675	674,301
Series A, Sustainability Bonds, 5.50%, 06/01/55	4,130	4,260,539
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	1,015	1,069,040
Series 2025, Subordinate, 5.15%, 09/28/37	1,545	1,577,537
Series 2, Sustainability Bonds, 4.25%, 07/20/41	2,002	2,029,803
		9,611,220
New Jersey — 7.6%
New Jersey Economic Development Authority, ARB, Series A, AMT, 5.63%, 11/15/30	1,530	1,536,118
New Jersey Economic Development Authority, RB
AMT, 5.13%, 01/01/34	1,050	1,052,125
AMT, 5.38%, 01/01/43	10,000	10,011,417
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,500	2,273,168
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,600	1,603,230
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,615	2,552,176
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	2,245	2,284,238
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.25%, 06/15/41	780	780,714
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(d)	7,260	4,548,015

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	$1,960	$ 2,081,137
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,000	2,952,372
Sub-Series B, 5.00%, 06/01/46	450	436,773
		32,111,483
New York — 12.5%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	1,970	1,973,566
City of New York, GO
Series D, 4.00%, 04/01/50	2,525	2,289,054
Series G-1, 5.25%, 02/01/53	370	387,643
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,435	3,654,455
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 5.00%, 11/01/60	4,120	4,135,745
Series D, Sustainability Bonds, (HUD SECT 8), 5.00%, 05/01/56	2,185	2,191,020
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-1, Subordinate, 5.25%, 05/01/52	1,460	1,532,146
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	3,500	3,245,167
Series A, 6.25%, 06/01/41(b)	3,045	2,989,674
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	1,145	1,145,057
Series A, Sustainability Bonds, 3.00%, 11/15/51	415	298,387
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/56	3,325	3,051,230
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	905	960,815
AMT, Sustainability Bonds, 6.00%, 06/30/59	1,430	1,509,500
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,310	1,390,859
AMT, 4.00%, 04/30/53	1,175	994,336
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	4,080	4,125,824
AMT, Sustainability Bonds, 5.38%, 06/30/60	9,950	10,098,356
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	2,770	2,555,615
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	1,795,017
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	2,341,026
		52,664,492
North Carolina — 0.2%
North Carolina Medical Care Commission, RB, 5.25%, 11/01/56	885	888,704
North Dakota — 0.4%
City of Grand Forks North Dakota, RB
Series A, (AGM), 5.00%, 12/01/48	640	652,071
Series A, (AGM), 5.00%, 12/01/53	1,125	1,134,609
		1,786,680
Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,605	2,964,845
State of Ohio, Refunding RB, Series A, (BAM-TCRS), 4.00%, 01/15/50	4,420	3,924,826
		6,889,671
Security	Par (000)	Value
Oklahoma — 1.7%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	$1,625	$ 1,623,498
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	4,070	4,318,385
Tulsa Municipal Airport Trust Trustees, Refunding, ARB, AMT, 6.25%, 12/01/35	885	1,027,427
		6,969,310
Pennsylvania — 12.6%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	1,330	1,386,165
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	4,120	4,245,743
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGM), 5.25%, 09/01/54	5,540	5,850,347
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	2,785	2,805,681
Geisinger Authority, Refunding RB, 4.00%, 04/01/50	5,000	4,382,532
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	1,000	1,000,384
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	4,000	3,404,454
Class B, 5.00%, 05/01/57	5,000	4,938,519
Series B, (BAM-TCRS), 4.00%, 05/01/52	4,585	4,054,558
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	1,095	1,109,633
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	4,171,647
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	2,565	2,567,686
AMT, 5.50%, 06/30/43	985	1,045,737
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 06/15/55	2,140	1,930,378
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.45%, 04/01/51	6,555	6,780,514
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	2,440	2,493,125
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	710	750,245
		52,917,348
Puerto Rico — 5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,038	1,965,709
Series A-1, Restructured, 5.00%, 07/01/58	11,530	11,285,030
Series A-2, Restructured, 4.78%, 07/01/58	3,133	2,988,634
Series A-2, Restructured, 4.33%, 07/01/40	3,729	3,706,414
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	5,265	1,824,225
		21,770,012
South Carolina — 1.8%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,235	3,479,496
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/46	3,810	3,958,296
		7,437,792
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee — 2.0%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/54	$5,365	$ 4,931,336
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	2,010	2,127,022
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	1,125	1,189,403
		8,247,761
Texas — 10.6%
Alamo Heights Independent School District, GO, (PSF), 4.00%, 02/01/51	2,415	2,199,989
Arlington Higher Education Finance Corp., RB(b)(e)(f)
7.50%, 04/01/62	790	395,000
7.88%, 11/01/62	685	411,000
Aubrey Independent School District, GO, (PSF), 4.00%, 02/15/52	1,500	1,362,484
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	1,170	1,218,619
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	600	647,552
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	2,615	2,743,106
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,750	1,752,296
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	2,000	1,858,768
County of Harris Texas, GOL, 4.00%, 09/15/49	3,480	3,256,078
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	1,600	1,464,294
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	2,795	2,631,589
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/54	850	763,995
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	665	677,389
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	1,245	1,311,977
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	3,070	3,138,676
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	3,250	3,251,270
Texas Municipal Gas Acquisition & Supply Corp., III, Refunding RB, 5.00%, 12/15/32	5,740	6,251,324
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/53	3,300	3,020,107
Ysleta Independent School District, GO, (PSF), 4.25%, 08/15/56	6,420	6,044,803
		44,400,316
Utah — 1.0%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	270	271,513
County of Utah, RB, Series B, 4.00%, 05/15/47	2,650	2,405,554
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	1,175	1,255,109
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	415	443,294
		4,375,470
Security	Par (000)	Value
Virginia — 1.8%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	$724	$ 719,642
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(h)	1,739	1,603,269
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,290	2,754,440
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	2,555	2,411,359
		7,488,710
Washington — 2.3%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 2.51%, 01/01/40(a)	1,325	1,315,274
Washington Health Care Facilities Authority, Refunding RB
4.00%, 09/01/50	2,000	1,773,590
Series A, 5.00%, 08/01/44	1,750	1,795,919
Series A, 5.50%, 09/01/55	335	354,301
Washington State Housing Finance Commission, RB, M/F Housing(a)
Series A-1, 4.08%, 11/20/41	2,027	1,966,664
Series 2, Class 1, Sustainability Bonds, 4.22%, 03/01/50	1,764	1,737,626
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	425	436,235
Series A, 5.00%, 07/01/48	400	398,470
		9,778,079
Wisconsin — 2.8%
Public Finance Authority, RB
Series A, 5.00%, 06/01/36(b)	200	187,628
Series A, 5.00%, 06/01/51(b)	680	520,317
Series A, 5.00%, 06/01/61(b)	870	639,036
AMT, 5.75%, 06/30/60	205	212,300
AMT, 5.75%, 12/31/65	6,470	6,690,674
AMT, 6.50%, 12/31/65	1,360	1,501,415
Public Finance Authority, Refunding RB
5.25%, 11/15/55	925	937,025
Series B, AMT, 5.00%, 07/01/42	1,000	1,000,361
		11,688,756
Wyoming — 0.5%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	1,690	1,524,037
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	500	501,204
		2,025,241
Total Municipal Bonds — 116.6% (Cost: $484,038,536)		490,005,401
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Colorado — 2.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 4.13%, 11/15/47	10,300	9,447,774

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia — 5.1%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/50	$12,097	$ 12,367,334
Series A, AMT, 5.50%, 10/01/55	8,340	8,889,481
		21,256,815
Florida — 2.5%
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	9,830	10,411,643
Massachusetts — 5.6%
Commonwealth of Massachusetts, GO, Series 2024, 5.00%, 12/01/51	16,200	16,856,878
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 04/01/55	6,620	6,853,754
		23,710,632
Minnesota — 2.0%
Minneapolis-St. Paul Metropolitan Airports Commission, ARB, AMT, Subordinate, 5.25%, 01/01/49	8,110	8,328,678
Missouri — 2.0%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53(j)	10,000	8,574,213
New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	7,380	7,585,602
New York — 17.0%
New York City Housing Development Corp., 5.00%, 11/01/55	4,200	4,213,368
New York City Municipal Water Finance Authority, RB, Series AA, Subordinate, 5.00%, 06/15/51(j)	6,135	6,338,039
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.25%, 05/01/55	7,173	7,509,802
Series H-1, Subordinate, 5.00%, 11/01/50	6,060	6,237,105
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/63	6,627	6,902,123
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	10,000	9,982,557
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	10,572	9,753,560
Series A, 4.50%, 05/15/63	16,736	15,910,772
Series A-1, 4.13%, 05/15/64	5,150	4,572,309
		71,419,635
Oregon — 2.8%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/45	10,560	11,197,934
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, 4.95%, 07/01/30	600	604,542
		11,802,476
Security	Par (000)	Value
Pennsylvania — 4.5%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	$8,052	$ 8,395,827
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	10,005	10,490,030
		18,885,857
South Carolina — 5.1%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	19,995	21,592,647
Texas — 2.2%
Harris County Health Facilities Development Corp., Refunding RB, Series B, 5.75%, 07/01/27(k)	8,925	9,151,285
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 52.8% (Cost: $219,598,371)		222,167,257

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(l)	13,036	26,072
Total Warrants — 0.0% (Cost: $ — )		26,072
Total Long-Term Investments — 169.4% (Cost: $703,636,907)		712,198,730
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(m)(n)	9,154,921	9,155,836
Total Short-Term Securities — 2.2% (Cost: $9,155,836)		9,155,836
Total Investments — 171.6% (Cost: $712,792,743)		721,354,566
Other Assets Less Liabilities — 1.0%		4,620,685
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (36.1)%		(151,960,725)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (36.5)%		(153,600,000)
Net Assets Applicable to Common Shares — 100.0%		$ 420,414,526

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniVest Fund, Inc. (MVF)

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between December 15, 2032 to June 1, 2046, is $9,963,489.
See Note 4 of the Notes to Financial Statements for details.

(k)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(l)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,829,086	$ 1,326,750 (a)	$ —	$ —	$ —	$ 9,155,836	9,154,921	$ 99,873	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 490,005,401	$ —	$ 490,005,401
Municipal Bonds Transferred to Tender Option Bond Trusts	—	222,167,257	—	222,167,257
Warrants	—	—	26,072	26,072
Short-Term Securities
Money Market Funds	9,155,836	—	—	9,155,836
	$9,155,836	$712,172,658	$26,072	$721,354,566
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(151,126,558)	$—	$(151,126,558)
VMTP Shares at Liquidation Value	—	(153,600,000)	—	(153,600,000)
	$—	$(304,726,558)	$—	$(304,726,558)
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 2.4%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 05/01/56	$1,090	$ 1,133,541
Series F, 5.50%, 11/01/53	405	428,176
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	2,035	2,114,184
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	610	643,994
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	770	801,613
Series A-1, 5.50%, 01/01/53	685	732,416
		5,853,924
Arizona — 1.6%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	760	817,304
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	90	77,318
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,685	1,601,419
Town of Queen Creek, COP, 5.50%, 10/01/65(c)	1,315	1,391,694
		3,887,735
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	435	442,057
California — 6.2%
California Community Choice Financing Authority, RB, Series B, Class B, Sustainability Bonds, 5.00%, 03/01/56(a)	910	993,819
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	920	1,050,924
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	820	615,000
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	1,475	1,292,853
California Municipal Finance Authority, RB, M/F Housing, Series A, 6.10%, 12/01/37	400	404,891
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,495	1,496,106
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)	475	513,363
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/47	1,155	1,187,753
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	1,035	1,096,238
Pleasanton Unified School District, GO, Election 2022, 4.25%, 08/01/50	2,370	2,326,319
Sacramento Metropolitan Fire District, GO, Series A, Election 2024, 4.00%, 08/01/55	1,485	1,378,154
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series D, AMT, 5.25%, 05/01/55	1,595	1,659,437
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/42(d)	2,000	1,026,463
		15,041,320
Security	Par (000)	Value
Colorado — 0.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	$425	$ 459,526
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	175	184,288
5.25%, 11/01/52	360	368,274
		1,012,088
Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	1,500	1,467,492
District of Columbia — 7.7%
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	1,190	1,258,597
District of Columbia, Refunding RB, 5.00%, 10/01/48	805	786,239
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/55	1,120	1,193,791
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/33(d)	6,590	5,156,728
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/34(d)	4,830	3,625,213
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/35(d)	6,515	4,677,047
Series B, Subordinate, 4.00%, 10/01/49	1,790	1,567,322
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	575	545,805
		18,810,742
Florida — 4.2%
Celebration Pointe Community Development District No. 1, SAB(e)(f)
5.00%, 05/01/32	380	304,000
5.00%, 05/01/48	1,120	896,000
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	1,280	1,398,654
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/44	545	557,196
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	210	202,023
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	2,270	2,311,053
(AGM), 5.75%, 09/01/54	425	456,788
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	105	97,879
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	205	217,012
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	213	222,743
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,495	1,517,872
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	1,925	1,993,049
		10,174,269
Georgia — 2.3%
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB, 5.00%, 10/01/48	1,145	1,187,641
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	530	467,624
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/37	$1,500	$ 1,651,875
Series A, 5.00%, 06/01/53(a)	2,185	2,319,654
		5,626,794
Idaho — 0.8%
Idaho Health Facilities Authority, Refunding RB, Series A, Class A, 4.38%, 03/01/53	400	376,815
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	1,455	1,546,517
		1,923,332
Illinois — 5.6%
Chicago Board of Education, GO
Series A, 6.25%, 12/01/50	1,125	1,190,614
Series C, 5.25%, 12/01/35	495	495,007
Series D, 5.00%, 12/01/46	1,915	1,825,829
Chicago Board of Education, Refunding GO
Series B, 6.00%, 12/01/43	315	333,326
Series G, 5.00%, 12/01/34	450	453,060
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 4.63%, 01/01/53	1,260	1,203,941
Series E, AMT, Senior Lien, 5.50%, 01/01/60	2,615	2,714,557
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(g)	90	91,511
Series C, 4.00%, 02/15/41	10	9,896
Illinois Housing Development Authority, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	710	776,463
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	870	848,637
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(d)	5,175	2,293,603
State of Illinois, GO
Series B, 5.25%, 05/01/43	500	528,687
Series E, 5.00%, 09/01/43	765	805,867
		13,570,998
Indiana — 0.4%
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	640	683,307
Series C, 5.25%, 10/01/47	220	234,033
		917,340
Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	260	237,710
Kentucky — 1.2%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(h)	1,200	1,356,486
University of Kentucky, RB, Class A, 5.00%, 04/01/55	1,610	1,646,743
		3,003,229
Louisiana — 2.0%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	1,005	997,865
AMT, 5.75%, 09/01/64	495	510,015
AMT, 5.00%, 09/01/66	1,380	1,299,254
Louisiana Public Facilities Authority, Refunding RB, Series A, Class A, 4.00%, 12/15/27(g)	60	61,694
Security	Par (000)	Value
Louisiana (continued)
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/46	$610	$ 638,236
Port New Orleans Board of Commissioners, ARB, Series E, AMT, 5.00%, 04/01/44	1,345	1,365,900
		4,872,964
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.25%, 07/01/50	500	515,375
Massachusetts — 2.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/52	1,335	1,376,845
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/50	1,285	1,336,544
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,150	1,109,244
Massachusetts Development Finance Agency, Refunding RB, 4.13%, 10/01/42(b)	470	444,530
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,110	1,134,717
		5,401,880
Michigan — 1.7%
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	2,830	2,932,734
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,070	1,074,755
		4,007,489
Minnesota — 1.4%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,995	1,808,753
Series A, 5.25%, 02/15/58	1,480	1,485,389
		3,294,142
Missouri — 3.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	2,630	2,299,320
Series A, 4.25%, 04/01/55	1,390	1,287,069
Series C, 5.00%, 11/15/42	2,570	2,612,495
Kansas City Industrial Development Authority, ARB
Class B, AMT, (AGM), 5.00%, 03/01/49	640	643,338
Class B, AMT, (AGM), 5.00%, 03/01/55	640	641,871
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.70%, 11/01/54	1,310	1,295,392
		8,779,485
Nevada — 0.6%
Las Vegas Valley Water District, GOL, Series A, 5.25%, 06/01/55	1,405	1,486,896
New Hampshire — 1.5%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.17%, 01/20/41(a)	367	366,899
Series A, Sustainability Bonds, 5.50%, 06/01/55	1,830	1,887,842
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	555	584,549
Series 2025, Subordinate, 5.15%, 09/28/37	875	893,427
		3,732,717
New Jersey — 10.4%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	1,740	1,831,856

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
Series EEE, 5.00%, 06/15/48	$5,845	$ 5,965,386
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	2,240	2,272,887
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	305	315,768
Series B, AMT, 4.00%, 12/01/41	860	861,736
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,245	1,215,090
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/50	1,765	1,826,451
Series BB, 5.00%, 06/15/46	1,485	1,553,832
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	3,225	3,305,314
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	1,085	1,152,058
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	255	250,952
Sub-Series B, 5.00%, 06/01/46	4,975	4,828,767
		25,380,097
New York — 17.4%
City of New York, GO, Series G-1, 5.25%, 02/01/53	200	209,537
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,960	1,615,046
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	515	521,350
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	760	775,581
New York City Housing Development Corp., RB, M/F Housing, Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	5,000	4,921,078
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	475	500,324
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	370	354,437
Series DD, 4.13%, 06/15/47	6,310	5,997,224
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 5.25%, 05/01/52	820	860,520
Series E, Subordinate, 5.00%, 11/01/53	725	741,886
Series F-1, Subordinate, 4.00%, 02/01/51	3,200	2,930,223
Series H-1, Subordinate, 5.00%, 11/01/50	1,370	1,410,039
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,825	1,692,123
Series A, 6.25%, 06/01/41(b)	1,670	1,639,657
New York Liberty Development Corp., Refunding RB
3.13%, 09/15/50	315	236,099
Class 2, 5.38%, 11/15/40(b)	850	850,043
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	2,370	1,721,873
New York State Dormitory Authority, Refunding RB
Class A, 5.25%, 05/01/54	2,150	2,219,459
Series A, 4.00%, 03/15/54	545	493,352
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	470	498,987
AMT, Sustainability Bonds, 6.00%, 06/30/55	545	577,602
AMT, Sustainability Bonds, 6.00%, 06/30/59	825	870,865
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	1,035	1,112,249
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	$700	$ 743,207
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,950	1,971,901
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,120	1,133,828
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	1,525	1,549,330
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,055	2,836,719
Series A, 5.25%, 05/15/52	400	416,001
Triborough Bridge & Tunnel Authority, RB, Series A-1, 4.00%, 11/15/54	1,155	1,034,085
		42,434,625
North Carolina — 0.2%
North Carolina Medical Care Commission, RB, 5.25%, 11/01/56	505	507,113
North Dakota — 0.7%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	1,770	1,777,348
Ohio — 1.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	830	714,706
Series B-2, Class 2, 5.00%, 06/01/55	1,755	1,443,358
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	400	403,006
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	530	568,630
		3,129,700
Oklahoma — 0.2%
Tulsa Municipal Airport Trust Trustees, Refunding, ARB, AMT, 6.25%, 12/01/35	485	563,053
Pennsylvania — 2.7%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.50%, 01/01/48	235	245,876
Series A, AMT, (AGM-CR), 4.00%, 01/01/56	605	517,813
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGM), 5.25%, 09/01/54	2,295	2,423,564
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	510	434,068
5.00%, 09/01/48	345	346,543
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,035	1,035,461
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGM), 5.00%, 11/01/51	480	486,084
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	1,080	1,134,927
		6,624,336
Puerto Rico — 6.0%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	1,435	1,524,450
Series A-1, Restructured, 5.75%, 07/01/31	1,295	1,429,510
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,084	1,045,549
Series A-1, Restructured, 5.00%, 07/01/58	6,313	6,178,872
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$2,941	$ 2,805,481
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	4,251	1,472,893
		14,456,755
South Carolina — 3.1%
South Carolina Jobs-Economic Development Authority, RB
Series A, 5.50%, 11/01/48	1,420	1,516,001
Series A, 5.50%, 11/01/49	1,865	1,987,488
Series A, 5.50%, 11/01/50	145	154,320
South Carolina Jobs-Economic Development Authority, Refunding RB, 5.00%, 11/15/47	1,050	1,053,528
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	650	572,457
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/46	2,110	2,192,127
		7,475,921
Tennessee — 1.0%
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	630	666,066
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,640	1,754,566
		2,420,632
Texas — 9.1%
Arlington Higher Education Finance Corp., RB(b)(e)(f)
7.50%, 04/01/62	435	217,500
7.88%, 11/01/62	370	222,000
Celina Independent School District, GO, (PSF), 4.00%, 02/15/53	1,545	1,413,959
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	640	666,595
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	930	855,278
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	190	180,425
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/38	310	335,870
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	1,745	1,801,421
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	635	635,833
City of Houston Texas, GOL, Series A, 5.25%, 03/01/49	1,375	1,465,300
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	210	230,097
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	470	444,370
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series E, 5.25%, 02/01/49	4,500	4,791,079
Clifton Higher Education Finance Corp., Refunding RB, Series A, (PSF), 4.13%, 08/15/49	1,155	1,103,007
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/50	1,345	1,401,812
Longview Independent School District, GO, (PSF), 4.00%, 02/15/49	1,120	1,046,580
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.50%, 08/15/49	1,505	1,634,315
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	700	737,658
Security	Par (000)	Value
Texas (continued)
Tarrant Regional Water District, RB, 4.25%, 09/01/55	$625	$ 579,743
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series C, (GNMA), 5.00%, 09/01/48	1,620	1,643,404
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	750	706,778
		22,113,024
Utah — 1.1%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	135	135,757
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	650	694,316
Series B, 2nd Lien, (AGM), 5.50%, 06/01/50	1,550	1,674,743
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	230	245,681
		2,750,497
Virginia — 0.7%
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	665	688,397
Virginia Housing Development Authority, RB, M/F Housing, Series A, 4.60%, 09/01/49	1,035	1,027,993
		1,716,390
Washington — 1.2%
Port of Seattle Washington, ARB, Series B, AMT, Intermediate Lien, 5.50%, 10/01/50	2,525	2,678,596
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	195	206,235
		2,884,831
Wisconsin — 1.9%
Public Finance Authority, RB
AMT, 6.50%, 06/30/60	295	325,674
AMT, 6.50%, 12/31/65	2,015	2,224,523
Wisconsin Health & Educational Facilities Authority, RB, Class A, 5.50%, 02/15/54	1,445	1,511,108
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	320	329,089
Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 03/01/51	305	303,168
		4,693,562
Total Municipal Bonds — 103.9% (Cost: $247,394,375)		252,987,862
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 8.9%
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	10,000	11,041,611
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54	10,000	10,589,803
		21,631,414
District of Columbia — 4.2%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.00%, 06/01/50	4,560	4,755,428
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/54	5,180	5,418,300
		10,173,728
Florida — 8.4%
City of Melbourne Florida Water & Sewer Revenue, RB, 5.00%, 11/15/50	3,090	3,211,615

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
City of Tallahassee, RB, 5.25%, 10/01/55	$3,320	$ 3,497,755
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	2,735	2,814,120
Greater Orlando Aviation Authority, ARB, AMT, Subordinate, 5.25%, 10/01/51(j)	4,620	4,785,487
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54(j)	5,793	6,120,854
		20,429,831
Georgia — 1.5%
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55(j)	3,500	3,628,146
Michigan — 1.1%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	2,551	2,606,301
Missouri — 1.2%
Missouri Housing Development Commission, RB, S/F Housing, Series E, 4.60%, 11/01/49	3,074	3,058,084
New York — 13.8%
City of New York, GO, Series B, 5.25%, 10/01/47	2,940	3,067,863
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48(j)	2,460	2,441,745
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, 5.25%, 05/01/48	4,240	4,461,884
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/47(j)	4,630	4,848,451
Series A, 5.00%, 03/15/53(j)	3,118	3,213,838
Series E, 5.00%, 03/15/46	3,940	4,043,920
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/47(j)	3,860	3,930,988
Triborough Bridge & Tunnel Authority, RB, Series A, 5.50%, 11/15/57	3,524	3,737,593
Triborough Bridge & Tunnel Authority, Refunding RB, Series B-1, Sustainability Bonds, 5.25%, 05/15/54	3,758	3,935,838
		33,682,120
Oregon — 3.1%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,232	7,619,294
Pennsylvania — 4.8%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	4,528	4,936,242
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	3,830	3,846,292
Series 147 A, Sustainability Bonds, 4.70%, 10/01/49(j)	3,000	3,009,179
		11,791,713
South Carolina — 2.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54	6,463	6,979,253
Texas — 10.4%
Austin Community College District, Refunding GOL, 5.25%, 08/01/55	5,260	5,527,976
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	7,858	8,243,005
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/49	2,969	3,151,707
Security	Par (000)	Value
Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB (continued)
Series A, 5.50%, 02/01/50(j)	$2,474	$ 2,657,917
North Texas Municipal Water District, RB, 5.00%, 06/01/50(j)	2,319	2,404,474
Terrell Independent School District, GO, (PSF), 5.25%, 08/01/55(j)	3,220	3,408,040
		25,393,119
Utah — 1.7%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.50%, 07/01/53(j)	4,062	4,230,573
Washington — 2.3%
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	5,390	5,500,515
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 64.3% (Cost: $153,797,379)		156,724,091

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(k)	6,818	13,636
Total Warrants — 0.0% (Cost: $ — )		13,636
Total Long-Term Investments — 168.2% (Cost: $401,191,754)		409,725,589
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(l)(m)	4,900,488	4,900,978
Total Short-Term Securities — 2.0% (Cost: $4,900,798)		4,900,978
Total Investments — 170.2% (Cost: $406,092,552)		414,626,567
Other Assets Less Liabilities — 0.7%		1,826,027
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (39.0)%		(95,096,457)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.9)%		(77,700,000)
Net Assets Applicable to Common Shares — 100.0%		$ 243,656,137

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniVest Fund II, Inc. (MVT)

(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2031 to October 1, 2042, is $30,438,885. See
Note 4 of the Notes to Financial Statements for details.

(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 5,713,253	$ —	$ (812,274)(a)	$ 212	$ (213)	$ 4,900,978	4,900,488	$ 55,614	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 252,987,862	$ —	$ 252,987,862
Municipal Bonds Transferred to Tender Option Bond Trusts	—	156,724,091	—	156,724,091
Warrants	—	—	13,636	13,636
Short-Term Securities
Money Market Funds	4,900,978	—	—	4,900,978
	$4,900,978	$409,711,953	$13,636	$414,626,567
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(94,466,927)	$—	$(94,466,927)
VMTP Shares at Liquidation Value	—	(77,700,000)	—	(77,700,000)
	$—	$(172,166,927)	$—	$(172,166,927)
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.0%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$835	$ 893,779
Series A, 5.25%, 05/01/56	1,085	1,128,341
Series F, 5.50%, 11/01/53	810	856,353
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,740	1,807,705
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	1,815	2,004,052
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	1,060	1,134,720
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	840	874,487
Series A-1, 5.50%, 01/01/53	740	791,223
Series B, 5.25%, 03/01/55	480	507,992
Series B-1, 5.00%, 05/01/53	2,055	2,139,911
		12,138,563
Arizona — 3.5%
Arizona Industrial Development Authority, RB(b)
5.00%, 07/01/54	545	468,355
Series A, 5.00%, 07/01/49	545	494,314
Series A, 5.00%, 07/01/54	420	372,865
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	1,745	1,781,606
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	910	978,614
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/39(b)	500	500,184
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	1,025	918,503
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/54(b)	290	270,492
Series A, 5.00%, 09/01/37	575	600,416
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	745	734,381
Town of Queen Creek, COP, 5.50%, 10/01/65(c)	1,310	1,386,402
		8,506,132
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	420	426,814
California — 6.5%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	370	366,144
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	845	633,750
California Municipal Finance Authority, RB, M/F Housing, Series A, 6.10%, 12/01/37	400	404,891
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	100	102,583
Hartnell Community College District, GO, Series C, Election 2008, 0.00%, 07/01/38(d)	1,400	929,510
Mt San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43(e)	5,000	5,116,796
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	765	771,588
Security	Par (000)	Value
California (continued)
Sacramento Metropolitan Fire District, GO, Series A, Election 2024, 4.00%, 08/01/55	$1,480	$ 1,373,514
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(d)	1,110	970,919
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series D, AMT, 5.25%, 05/01/55	1,605	1,669,841
Yosemite Community College District, GO(d)
Series D, Election 2004, 0.00%, 08/01/36	2,000	1,446,908
Series D, Election 2004, 0.00%, 08/01/37	2,790	1,928,255
		15,714,699
Colorado — 0.7%
City & County of Denver CO Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	695	697,548
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 11/15/47	240	244,858
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	940	860,863
		1,803,269
Connecticut — 0.5%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	190	175,843
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.50%, 07/01/55(c)	990	1,047,809
		1,223,652
District of Columbia — 1.0%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	1,045	1,115,332
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/54	455	475,932
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	875	766,149
		2,357,413
Florida — 7.8%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	535	456,357
Series A, 5.00%, 06/01/55	480	401,396
Series A, 5.50%, 06/01/57	170	152,178
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	2,500	2,621,666
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	425	433,645
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,550	1,426,110
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	360	377,881
Series A, AMT, 5.25%, 10/01/52	645	653,473
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	480	165,575
Series A-2, 0.00%, 10/01/47	775	249,775
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	180	193,463
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(b)(f)(g)	480	485,392
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	$2,440	$ 2,413,964
AMT, (AGM), 5.25%, 07/01/47	600	591,171
Florida Housing Finance Corp., RB, S/F Housing, Series 5, (FHLMC, FNMA, GNMA), 5.05%, 01/01/56	960	962,856
Greater Orlando Aviation Authority, ARB
Sub-Series A, AMT, 5.00%, 10/01/47	2,520	2,525,903
AMT, Subordinate, 5.25%, 10/01/51	815	844,193
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	210	220,122
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	235	228,767
4.00%, 05/01/50	395	327,626
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,805	1,832,615
Seminole Improvement District, RB, 5.30%, 10/01/37	150	158,000
Storey Creek Community Development District, SAB, 4.13%, 12/15/49	500	423,902
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	510	517,792
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	210	210,619
		18,874,441
Georgia — 2.6%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.50%, 07/01/55	425	447,325
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	200	120,000
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	875	772,020
Georgia Housing & Finance Authority, RB, S/F Housing, Series C, 5.13%, 12/01/50	3,360	3,425,986
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series C, 4.60%, 12/01/54	570	556,433
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	620	658,209
Municipal Electric Authority of Georgia, RB, Class A, 5.50%, 07/01/63	345	354,970
		6,334,943
Hawaii — 0.6%
State of Hawaii Airports System Revenue, ARB, Series B, 5.00%, 07/01/49	1,490	1,580,133
Idaho — 0.2%
Idaho Health Facilities Authority, Refunding RB, Series A, Class A, 4.38%, 03/01/53	400	376,815
Illinois — 9.8%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	985	1,008,483
Series A, 5.00%, 12/01/40	400	399,500
Series A, 6.25%, 12/01/50	575	608,536
Chicago Board of Education, Refunding GO, Series B, 6.00%, 12/01/43	345	365,071
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 4.63%, 01/01/53	210	200,657
Series E, AMT, Senior Lien, 5.50%, 01/01/60	1,540	1,598,630
Series B, Senior Lien, 4.50%, 01/01/56	1,925	1,840,922
Security	Par (000)	Value
Illinois (continued)
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	$940	$ 940,281
Series A, AMT, Senior Lien, 5.25%, 01/01/48	600	617,291
Series A, AMT, Senior Lien, 4.38%, 01/01/53	830	763,476
Series A, AMT, Senior Lien, 5.00%, 01/01/53	415	409,249
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	705	707,028
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/45	1,110	1,109,945
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	730	730,880
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	670	653,548
Series A, (NPFGC), 0.00%, 12/15/36(d)	10,000	6,739,059
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(d)	2,980	1,320,761
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	2,000	2,246,042
State of Illinois, GO
Series B, 5.25%, 05/01/41	635	679,878
Series F, 5.25%, 09/01/47	850	885,078
		23,824,315
Indiana — 0.7%
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	780	794,637
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	640	683,307
Series C, 5.25%, 10/01/47	220	234,033
		1,711,977
Kentucky — 1.2%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	150	141,119
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	200	185,587
Series A, 5.25%, 06/01/49	775	788,053
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	1,745	1,885,911
		3,000,670
Louisiana — 2.5%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	1,335	1,325,521
AMT, 5.75%, 09/01/64	1,480	1,524,894
Louisiana Stadium & Exposition District, Refunding RB
Series A, 5.00%, 07/01/48	480	491,751
Series A, 5.25%, 07/01/53	1,280	1,320,194
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	1,010	1,010,338
Port New Orleans Board of Commissioners, ARB, Series B, AMT, (AGM), 5.50%, 04/01/51	435	457,230
		6,129,928
Maine — 0.4%
Maine State Housing Authority, RB, S/F Housing, Series C, Sustainability Bonds, (HUD SECT 8), 4.75%, 11/15/49	885	888,863
Maryland — 0.1%
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	145	140,837

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts — 0.4%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	$815	$ 816,734
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	100	98,359
		915,093
Michigan — 2.4%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	825	784,003
Michigan Finance Authority, RB
4.00%, 02/15/50	1,570	1,373,314
Series A, 4.00%, 11/15/50	2,550	2,259,162
Sustainability Bonds, 5.50%, 02/28/57	135	139,901
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	185	173,367
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/43	150	150,667
AMT, 5.00%, 06/30/48	945	919,421
		5,799,835
Minnesota — 0.8%
Minneapolis-St Paul Metropolitan Airports Commission, ARB, Series B, AMT, Subordinate, 5.25%, 01/01/49	1,215	1,247,826
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	605	622,843
		1,870,669
Missouri — 1.2%
Empire State Development Corp., Refunding RB, Series B, AMT, 5.00%, 03/01/39	670	692,772
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.25%, 04/01/55	2,075	1,921,344
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 5.00%, 11/01/55	390	391,344
		3,005,460
Nebraska — 0.5%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	1,150	1,286,875
New Hampshire — 2.6%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.17%, 01/20/41(a)	367	366,899
Series A, Sustainability Bonds, 5.50%, 06/01/55	1,875	1,934,264
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	555	584,549
Series 2025, Subordinate, 5.15%, 09/28/37	870	888,322
Class A-1, Sustainability Bonds, 4.22%, 11/20/42(a)	2,196	2,158,439
Series 2, Sustainability Bonds, 4.25%, 07/20/41	357	362,097
		6,294,570
New Jersey — 4.7%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	180	185,415
New Jersey Economic Development Authority, RB
AMT, 5.13%, 01/01/34	610	611,235
AMT, 5.38%, 01/01/43	790	790,902
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	800	688,762
Security	Par (000)	Value
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	$1,265	$ 1,287,110
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/32(h)	1,490	1,737,755
Series BB, 4.00%, 06/15/50	1,400	1,280,203
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	1,085	1,152,058
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,220	1,256,886
Series A, 5.00%, 06/01/46	860	846,347
Series A, 5.25%, 06/01/46	1,610	1,603,353
		11,440,026
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	180	178,319
New York — 9.3%
City of New York, GO, Series G-1, 5.25%, 02/01/53	200	209,537
Metropolitan Transportation Authority, RB, Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,115	977,297
New York City Housing Development Corp., RB, M/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	935	921,091
Series D, Sustainability Bonds, (HUD SECT 8), 5.00%, 05/01/56	1,260	1,263,471
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-1, Subordinate, 5.25%, 05/01/52	815	855,273
New York Liberty Development Corp., Refunding RB
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	2,045	1,485,752
Series A, Sustainability Bonds, 3.00%, 11/15/51	600	431,403
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	230	205,087
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	450	486,949
AMT, 5.63%, 04/01/40	470	498,987
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	1,030	1,106,876
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	700	743,207
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,800	1,820,216
AMT, Sustainability Bonds, 5.50%, 06/30/60	3,035	3,072,470
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	1,200	1,212,093
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/49	1,535	1,560,485
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.25%, 05/15/58	3,150	2,883,978
Series A, 4.50%, 05/15/63	1,000	950,654
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	1,900	1,954,175
		22,639,001
North Carolina — 0.6%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	525	523,055
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, RB
5.13%, 10/01/56	$290	$ 290,838
5.25%, 11/01/56	510	512,134
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	165	181,829
		1,507,856
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	970	974,027
Ohio — 1.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,075	1,706,534
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FNMA), 4.82%, 11/01/43	720	760,819
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	1,160	1,161,385
		3,628,738
Oklahoma — 0.4%
Oklahoma Turnpike Authority, RB, Series A, (AGM), 4.25%, 01/01/55	360	354,686
Tulsa Municipal Airport Trust Trustees, Refunding, ARB, AMT, 6.25%, 12/01/35	490	568,858
		923,544
Oregon — 0.6%
Clackamas County School District No. 12 North Clackamas, GO, CAB(d)
Series A, (GTD), 0.00%, 06/15/27(h)	95	56,236
Series A, (GTD), 0.00%, 06/15/38	780	453,650
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/47	930	931,213
		1,441,099
Pennsylvania — 5.2%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	2,030	2,043,960
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	3,230	3,233,382
AMT, 5.50%, 06/30/41	900	973,878
AMT, 5.75%, 06/30/48	780	818,170
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	500	446,573
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B2, 4.38%, 11/01/54	680	613,066
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	2,095	2,103,911
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	410	413,263
Pennsylvania Turnpike Commission, RB
Series C, 5.25%, 12/01/54	425	446,119
Series A, Subordinate, 5.00%, 12/01/44	1,300	1,345,554
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	265	280,021
		12,717,897
Puerto Rico — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,000	4,822,643
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-1, Restructured, 5.00%, 07/01/58	$4,084	$ 3,997,230
Series A-2, Restructured, 4.78%, 07/01/58	276	263,282
Series A-2, Restructured, 4.33%, 07/01/40	738	733,530
Series B-1, Restructured, 4.75%, 07/01/53	309	298,039
Series B-2, Restructured, 4.78%, 07/01/58	411	392,061
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	2,946	1,020,735
		11,527,520
South Carolina — 3.2%
Charleston County Airport District, ARB, Series A, AMT, 5.25%, 07/01/54	410	421,059
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	301,470
4.38%, 11/01/49	465	405,783
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,650	1,774,704
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	855	713,180
7.50%, 08/15/62(b)	405	361,765
Series A, 5.50%, 11/01/50	530	564,065
Series A, 4.50%, 11/01/54	1,205	1,171,672
Series A, 5.50%, 11/01/54	990	1,041,792
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/55	550	480,806
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/46	350	363,623
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A, 4.95%, 07/01/53	95	94,886
		7,694,805
Tennessee — 1.6%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	160	167,444
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	1,000	1,010,135
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB, 5.25%, 05/01/48	200	206,058
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 5.25%, 10/01/58	835	784,292
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	630	666,066
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,040	1,112,652
		3,946,647
Texas — 15.4%
Alamo Heights Independent School District, GO, (PSF), 4.00%, 02/01/51	485	441,820
Arlington Higher Education Finance Corp., RB(b)(f)(g)
7.50%, 04/01/62	420	210,000
7.88%, 11/01/62	370	222,000
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	905	934,228
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	650	677,011

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	$635	$ 583,980
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	105	111,374
Series A, AMT, 1st Lien, 5.50%, 08/01/44	105	110,579
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	100	94,960
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/36	100	109,427
Series B, AMT, 5.50%, 07/15/37	260	283,276
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	630	660,863
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	225	228,796
Sub-Series A, AMT, 4.00%, 07/01/46	830	744,195
Sub-Series A, AMT, 4.00%, 07/01/48	2,055	1,800,638
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	1,005	934,031
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	2,135	1,992,698
Series A, 1st Lien, 4.00%, 08/15/54	1,520	1,385,355
Dallas Fort Worth International Airport, Refunding ARB, Series A-1, AMT, 5.50%, 11/01/50	365	385,494
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	665	690,130
Dickinson Independent School District, GO, (PSF), 4.13%, 02/15/48	350	335,956
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/54	170	152,799
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	370	345,603
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	295	265,451
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(h)	1,850	1,136,539
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.50%, 08/15/49	1,505	1,634,315
Series A, 5.00%, 08/15/50(b)	450	382,518
North Texas Tollway Authority, RB, Series C, Convertible, 6.75%, 09/01/31(e)(h)	10,000	12,183,823
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	970	878,692
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	690	727,120
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	675	692,314
1st Lien, 5.00%, 10/01/53	500	515,427
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	465	437,061
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	105	104,271
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	240	223,438
Tarrant Regional Water District, RB, 4.25%, 09/01/55	260	241,173
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	260	230,141
Security	Par (000)	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp., III, Refunding RB, 5.00%, 12/15/32	$1,500	$ 1,633,621
Texas State University System, Refunding RB, 4.00%, 03/15/49	1,170	1,054,132
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	1,760	1,653,293
		37,428,542
Utah — 3.3%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	140	140,785
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	800	813,333
Series A, AMT, 5.00%, 07/01/47	3,485	3,491,555
Series A, AMT, 5.00%, 07/01/51	1,450	1,460,866
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	650	694,316
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	230	245,681
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	185	182,969
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	335	333,206
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	645	641,670
		8,004,381
Virginia — 0.7%
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	215	196,761
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	670	693,573
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	965	807,914
		1,698,248
Washington — 0.7%
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	320	333,665
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	190	200,947
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 4.08%, 11/20/41(a)	1,175	1,140,375
		1,674,987
Wisconsin — 1.6%
Public Finance Authority, RB
Class A, 5.00%, 06/15/51(b)	555	457,450
Series A, 5.00%, 07/01/40(b)	300	296,113
AMT, 5.75%, 06/30/60	965	999,361
AMT, 5.75%, 12/31/65	1,150	1,189,223
AMT, 6.50%, 12/31/65	770	850,066
		3,792,213
Total Municipal Bonds — 105.2% (Cost: $245,688,328)		255,423,816
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 5.1%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54(j)	$3,794	$ 4,180,556
Series C-1, 5.25%, 02/01/53	7,721	8,140,051
		12,320,607
California — 1.4%
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	3,286	3,446,225
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	3,676	3,839,588
Florida — 10.6%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	3,345	3,617,106
City of Tallahassee, RB, 5.25%, 10/01/50	3,537	3,742,795
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	2,150	2,254,633
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, 5.25%, 10/01/31	4,200	4,633,372
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	5,340	5,634,953
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	3,619	3,830,985
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	2,100	2,102,621
		25,816,465
Georgia — 7.2%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.50%, 07/01/55	5,440	5,725,762
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55(j)	4,158	4,310,725
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.65%, 12/01/50(j)	4,336	4,307,686
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53(j)	2,970	3,157,034
		17,501,207
Illinois — 6.7%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49(j)	5,474	5,634,847
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,902	5,075,092
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,951	1,965,757
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	3,540	3,598,388
		16,274,084
Security	Par (000)	Value
Missouri — 1.0%
Missouri Housing Development Commission, RB, S/F Housing, Series E, 4.60%, 11/01/49	$2,322	$ 2,309,841
Nebraska — 2.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54	2,188	2,190,541
Omaha Public Power District, Refunding RB, Series B, 5.25%, 02/01/48	3,260	3,456,893
		5,647,434
New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	4,240	4,358,123
New York — 12.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/49	3,793	3,933,569
New York City Municipal Water Finance Authority, RB
Series AA, Subordinate, 5.00%, 06/15/51	2,834	2,927,559
Series AA-1, 5.25%, 06/15/52	4,020	4,221,041
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.25%, 05/01/55	4,136	4,330,164
Series C, 5.25%, 05/01/48	3,673	3,865,911
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,810	1,662,954
Port Authority of New York & New Jersey, Refunding ARB, Series 200, 5.25%, 10/15/57	1,910	1,935,073
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,990	2,029,916
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	3,040	3,148,468
Series C, 4.13%, 05/15/52	1,500	1,376,059
		29,430,714
Oklahoma — 1.3%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	2,999	3,181,655
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	2,020	2,128,202
Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	3,030	3,176,891
South Carolina — 2.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(j)	4,589	4,955,581
Tennessee — 2.0%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(j)	4,395	4,717,813
Texas — 6.3%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/53	1,330	1,363,167

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	$1,610	$ 1,729,585
Crowley Independent School District, GO, (PSF), 5.25%, 02/01/53	2,159	2,258,126
North Texas Municipal Water District, RB, 5.00%, 06/01/50(j)	4,158	4,311,470
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	2,541	2,597,538
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	3,267	3,069,234
		15,329,120
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 63.6% (Cost: $150,975,178)		154,433,550

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(g)(k)	6,998	13,996
Total Warrants — 0.0% (Cost: $ — )		13,996
Total Long-Term Investments — 168.8% (Cost: $396,663,506)		409,871,362
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(l)(m)	6,421,800	6,422,442
Total Short-Term Securities — 2.6% (Cost: $6,422,427)		6,422,442
Total Investments — 171.4% (Cost: $403,085,933)		416,293,804
Other Assets Less Liabilities — 1.1%		2,553,111
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (40.1)%		(97,423,116)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.4)%		(78,600,000)
Net Assets Applicable to Common Shares — 100.0%		$ 242,823,799

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2029 to May 1, 2052, is $24,165,839. See
Note 4 of the Notes to Financial Statements for details.

(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 4,961,531	$ 1,460,911 (a)	$ —	$ 5	$ (5)	$ 6,422,442	6,421,800	$ 36,219	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 255,423,816	$ —	$ 255,423,816
Municipal Bonds Transferred to Tender Option Bond Trusts	—	154,433,550	—	154,433,550
Warrants	—	—	13,996	13,996
Short-Term Securities
Money Market Funds	6,422,442	—	—	6,422,442
	$6,422,442	$409,857,366	$13,996	$416,293,804
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(96,834,473)	$—	$(96,834,473)
VMTP Shares at Liquidation Value	—	(78,600,000)	—	(78,600,000)
	$—	$(175,434,473)	$—	$(175,434,473)
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)
January 31, 2026

	BKN	BFK	BLE	MHD
ASSETS
Investments, at value — unaffiliated(a)	$ 358,991,939	$ 810,584,465	$ 903,023,387	$ 1,132,323,616
Investments, at value — affiliated(b)	1,849,528	4,567,834	24,920,239	11,460,029
Receivables:
Investments sold	964	20,479	37,070	1,344,517
Dividends — affiliated	2,041	6,667	11,824	6,853
Interest — unaffiliated	3,496,405	7,908,105	10,207,227	11,800,307
Deferred offering costs	7,469	—	—	—
Prepaid expenses	—	—	—	166,080
Total assets	364,348,346	823,087,550	938,199,747	1,157,101,402
ACCRUED LIABILITIES
Bank overdraft	162,739	369,882	417,888	513,659
Payables:
Investments purchased	1,195,655	2,707,341	4,703,184	5,776,850
Accounting services fees	25,652	34,781	34,387	58,576
Administration fees	45,992	—	—	—
Custodian fees	1,965	3,181	3,871	4,276
Income dividend distributions — Common Shares	980,733	2,192,742	2,577,261	3,102,426
Interest expense and fees	497,112	1,015,425	1,343,639	1,559,598
Investment advisory fees	106,906	403,064	411,293	525,306
Directors’ and Officer’s fees	37,482	135,635	91,943	67,472
Other accrued expenses	26,062	52,451	8,780	4,300
Professional fees	5,559	22,344	14,315	29,965
Reorganization costs	86,209	286,562	166,923	—
Transfer agent fees	12,798	24,123	25,935	11,491
Total accrued liabilities	3,184,864	7,247,531	9,799,419	11,653,919
OTHER LIABILITIES
TOB Trust Certificates	82,211,395	183,974,987	210,086,628	262,712,859
VMTP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	67,800,000	154,100,000	174,100,000	214,000,000
Total other liabilities	150,011,395	338,074,987	384,186,628	476,712,859
Total liabilities	153,196,259	345,322,518	393,986,047	488,366,778
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 211,152,087	$ 477,765,032	$ 544,213,700	$ 668,734,624
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$ 233,456,362	$ 568,195,579	$ 640,024,782	$ 780,490,760
Accumulated loss	(22,304,275)	(90,430,547)	(95,811,082)	(111,756,136)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 211,152,087	$ 477,765,032	$ 544,213,700	$ 668,734,624
Net asset value per Common Share	$ 12.27	$ 10.89	$ 11.40	$ 12.83
(a) Investments, at cost—unaffiliated	$344,770,041	$790,703,915	$890,467,504	$1,103,188,776
(b) Investments, at cost—affiliated	$1,849,528	$4,567,794	$24,920,239	$11,460,029
(c) Preferred Shares outstanding	678	1,541	1,741	2,140
(d) Preferred Shares authorized	7,121	Unlimited	Unlimited	8,478
(e) Par value per Preferred Share	$0.10	$0.001	$0.001	$0.10
(f) Common Shares outstanding	17,205,846	43,854,836	47,727,056	52,141,616
(g) Common Shares authorized	199,992,879	Unlimited	Unlimited	199,991,522
(h) Par value per Common Share	$0.01	$0.001	$0.001	$0.10
See notes to financial statements.
Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
January 31, 2026

	MVF	MVT	MQT
ASSETS
Investments, at value — unaffiliated(a)	$ 712,198,730	$ 409,725,589	$ 409,871,362
Investments, at value — affiliated(b)	9,155,836	4,900,978	6,422,442
Receivables:
Investments sold	3,268,327	3,080	2,434,507
Dividends — affiliated	11,154	4,375	5,932
Interest — unaffiliated	6,728,429	4,877,383	4,263,863
Total assets	731,362,476	419,511,405	422,998,106
ACCRUED LIABILITIES
Bank overdraft	368,874	186,501	188,662
Payables:
Investments purchased	2,391,309	1,385,274	2,418,437
Accounting services fees	43,201	28,202	28,154
Custodian fees	2,922	2,103	2,176
Income dividend distributions — Common Shares	2,012,483	1,126,517	1,129,891
Interest expense and fees	834,167	629,530	588,643
Investment advisory fees	282,424	165,317	170,590
Directors’ and Officer’s fees	85,373	—	—
Other accrued expenses	29,151	27,232	25,673
Professional fees	21,232	13,916	13,783
Reorganization costs	123,208	109,697	160,494
Transfer agent fees	27,048	14,052	13,331
Total accrued liabilities	6,221,392	3,688,341	4,739,834
OTHER LIABILITIES
TOB Trust Certificates	151,126,558	94,466,927	96,834,473
VMTP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	153,600,000	77,700,000	78,600,000
Total other liabilities	304,726,558	172,166,927	175,434,473
Total liabilities	310,947,950	175,855,268	180,174,307
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 420,414,526	$ 243,656,137	$ 242,823,799
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$ 500,362,231	$ 278,525,921	$ 269,498,202
Accumulated loss	(79,947,705)	(34,869,784)	(26,674,403)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 420,414,526	$ 243,656,137	$ 242,823,799
Net asset value per Common Share	$ 7.52	$ 11.68	$ 10.96
(a) Investments, at cost—unaffiliated	$703,636,907	$401,191,754	$396,663,506
(b) Investments, at cost—affiliated	$9,155,836	$4,900,798	$6,422,427
(c) Preferred Shares outstanding	1,536	777	786
(d) Preferred Shares authorized	10,000,000	8,400	7,565
(e) Par value per Preferred Share	$0.10	$0.10	$0.10
(f) Common Shares outstanding	55,902,307	20,861,423	22,154,712
(g) Common Shares authorized	150,000,000	199,991,600	199,992,435
(h) Par value per Common Share	$0.10	$0.10	$0.10
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended January 31, 2026

	BKN	BFK	BLE	MHD
INVESTMENT INCOME
Dividends — affiliated	$27,746	$66,989	$18,692	$80,141
Interest — unaffiliated	8,643,619	19,137,350	21,753,644	26,980,474
Total investment income	8,671,365	19,204,339	21,772,336	27,060,615
EXPENSES
Investment advisory	629,125	2,437,921	2,538,663	3,133,605
Administration	269,625	—	—	—
Accounting services	31,476	41,773	16,400	71,792
Transfer agent	16,396	25,565	25,479	33,662
Professional	12,393	21,719	21,941	45,889
Printing and postage	7,444	10,529	10,027	2,693
Directors and Officer	7,040	17,820	16,905	23,609
Registration	3,697	6,643	7,230	9,494
Custodian	2,936	3,870	—	5,551
Reorganization	1,126	—	2,266	3,965
Offering	—	2,333	1,000	—
Miscellaneous	43,806	36,392	28,250	47,664
Total expenses excluding interest expense, fees and amortization of offering costs	1,025,064	2,604,565	2,668,161	3,377,924
Interest expense, fees and amortization of offering costs(a)	2,474,595	5,553,585	6,294,134	7,841,817
Total expenses	3,499,659	8,158,150	8,962,295	11,219,741
Less fees waived and/or reimbursed by the Manager	(1,376)	(14,763)	(22,683)	(12,885)
Total expenses after fees waived and/or reimbursed	3,498,283	8,143,387	8,939,612	11,206,856
Net investment income	5,173,082	11,060,952	12,832,724	15,853,759
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(1,393,583)	(1,980,869)	(2,646,920)	(3,829,438)
	(1,393,583)	(1,980,869)	(2,646,920)	(3,829,438)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	13,291,923	25,908,556	36,271,902	44,282,905
Net realized and unrealized gain	11,898,340	23,927,687	33,624,982	40,453,467
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$17,071,422	$34,988,639	$46,457,706	$56,307,226
(a) All or a portion of is related to TOB Trusts and/or VMTP Shares.
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited) (continued)
Six Months Ended January 31, 2026

	MVF	MVT	MQT
INVESTMENT INCOME
Dividends — affiliated	$99,873	$55,614	$36,219
Interest — unaffiliated	17,024,012	9,704,960	9,822,248
Total investment income	17,123,885	9,760,574	9,858,467
EXPENSES
Investment advisory	1,803,915	1,033,348	1,037,640
Reorganization	151,600	114,836	—
Professional	92,022	18,533	24,318
Printing and postage	77,439	4,400	6,576
Transfer agent	56,350	17,337	29,802
Accounting services	49,871	34,540	34,345
Directors and Officer	24,645	6,261	6,271
Registration	8,877	3,695	3,695
Custodian	3,215	3,016	3,006
Miscellaneous	46,414	41,937	31,802
Total expenses excluding interest expense, fees and amortization of offering costs	2,314,348	1,277,903	1,177,455
Interest expense, fees and amortization of offering costs(a)	5,045,541	2,821,505	2,871,698
Total expenses	7,359,889	4,099,408	4,049,153
Less fees waived and/or reimbursed by the Manager	(29,182)	(13,286)	(8,223)
Total expenses after fees waived and/or reimbursed	7,330,707	4,086,122	4,040,930
Net investment income	9,793,178	5,674,452	5,817,537
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,728,630)	(1,763,980)	(1,071,032)
Investments — affiliated	—	212	5
	(5,728,630)	(1,763,768)	(1,071,027)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	32,246,177	16,368,589	15,404,938
Investments — affiliated	—	(213)	(5)
	32,246,177	16,368,376	15,404,933
Net realized and unrealized gain	26,517,547	14,604,608	14,333,906
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$36,310,725	$20,279,060	$20,151,443
(a) All or a portion of is related to TOB Trusts and/or VMTP Shares.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	BKN		BFK
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$5,173,082	$9,018,037	$11,060,952	$20,011,117
Net realized loss	(1,393,583)	(6,607,363)	(1,980,869)	(7,835,881)
Net change in unrealized appreciation (depreciation)	13,291,923	(15,492,841)	25,908,556	(31,111,235)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	17,071,422	(13,082,167)	34,988,639	(18,935,999)
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(5,884,399)(b)	(8,306,711)	(13,156,451)(b)	(18,584,968)
Return of capital	—	(3,462,088)	—	(7,727,933)
Decrease in net assets resulting from distributions to Common Shareholders	(5,884,399)	(11,768,799)	(13,156,451)	(26,312,901)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	11,187,023	(24,850,966)	21,832,188	(45,248,900)
Beginning of period	199,965,064	224,816,030	455,932,844	501,181,744
End of period	$211,152,087	$199,965,064	$477,765,032	$455,932,844

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	BLE		MHD
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$12,832,724	$22,531,589	$15,853,759	$28,593,496
Net realized loss	(2,646,920)	(13,447,244)	(3,829,438)	(18,507,944)
Net change in unrealized appreciation (depreciation)	36,271,902	(44,900,044)	44,282,905	(52,185,964)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	46,457,706	(35,815,699)	56,307,226	(42,100,412)
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(15,463,566)(b)	(20,475,257)	(18,614,557)(b)	(25,675,872)
Return of capital	—	(10,260,967)	—	(10,823,259)
Decrease in net assets resulting from distributions to Common Shareholders	(15,463,566)	(30,736,224)	(18,614,557)	(36,499,131)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	30,994,140	(66,551,923)	37,692,669	(78,599,543)
Beginning of period	513,219,560	579,771,483	631,041,955	709,641,498
End of period	$544,213,700	$513,219,560	$668,734,624	$631,041,955

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	MVF		MVT
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$9,793,178	$19,256,463	$5,674,452	$10,084,929
Net realized loss	(5,728,630)	(13,561,408)	(1,763,768)	(5,527,654)
Net change in unrealized appreciation (depreciation)	32,246,177	(38,176,061)	16,368,376	(19,687,394)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	36,310,725	(32,481,006)	20,279,060	(15,130,119)
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(12,126,500)(b)	(17,520,818)	(6,759,101)(b)	(9,220,610)
Return of capital	—	(7,685,392)	—	(4,151,562)
Decrease in net assets resulting from distributions to Common Shareholders	(12,126,500)	(25,206,210)	(6,759,101)	(13,372,172)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	(9,959,494)	—	—	—
Repurchase of shares resulting from tender offers	—	(46,670,135)	—	—
Net decrease in net assets derived from capital share transactions	(9,959,494)	(46,670,135)	—	—
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	14,224,731	(104,357,351)	13,519,959	(28,502,291)
Beginning of period	406,189,795	510,547,146	230,136,178	258,638,469
End of period	$420,414,526	$406,189,795	$243,656,137	$230,136,178

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	MQT
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$5,817,537	$10,439,897
Net realized loss	(1,071,027)	(5,763,504)
Net change in unrealized appreciation (depreciation)	15,404,933	(19,847,665)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	20,151,443	(15,171,272)
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(6,779,342)(b)	(9,523,316)
Return of capital	—	(3,946,749)
Decrease in net assets resulting from distributions to Common Shareholders	(6,779,342)	(13,470,065)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	13,372,101	(28,641,337)
Beginning of period	229,451,698	258,093,035
End of period	$242,823,799	$229,451,698

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows (unaudited)
Six Months Ended January 31, 2026

	BKN	BFK	BLE	MHD
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$17,071,422	$34,988,639	$46,457,706	$56,307,226
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	39,090,032	127,982,282	168,804,466	122,483,545
Purchases of long-term investments	(49,703,633)	(160,914,119)	(181,025,630)	(165,467,168)
Net proceeds from sales (purchases) of short-term securities	(181)	3,219,136	(24,920,239)	3,369,526
Amortization of premium and accretion of discount on investments and other fees	(904,852)	(21,106)	10,163	(926,081)
Net realized loss on investments	1,393,583	1,980,869	2,646,920	3,829,438
Net unrealized (appreciation) depreciation on investments	(13,291,923)	(25,908,556)	(36,271,902)	(44,282,905)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	3,570	5,437	(9,506)	27,386
Interest — unaffiliated	(218,668)	202,645	(85,426)	(630,782)
Prepaid expenses	—	—	—	(164,010)
Deferred offering costs.	—	—	1,000	—
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(4,753)	(7,241)	(113)	(10,427)
Administration fees	3,045	—	—	—
Custodian fees	39	(509)	(18,068)	(995)
Interest expense and fees	115,694	221,537	226,017	334,469
Investment advisory fees	6,970	11,004	6,988	30,347
Directors’ and Officer’s fees	78	(7,982)	144	12,074
Other accrued expenses	(20,743)	6,629	(21,619)	(1,167)
Professional fees	(12,370)	(27,069)	(22,706)	6,484
Reorganization costs	(168,779)	(132,346)	(157,195)	(214,069)
Transfer agent fees	436	5,140	3,476	(11,164)
Net cash used for operating activities	(6,641,033)	(18,395,610)	(24,375,524)	(25,308,273)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(4,948,950)	(11,044,290)	(12,979,105)	(15,653,447)
Repayments of TOB Trust Certificates	(6,437,393)	(17,459,997)	(35,991,264)	(9,623,900)
Proceeds from TOB Trust Certificates	17,866,380	46,388,999	64,368,306	50,077,336
Increase in bank overdraft	160,996	369,882	417,888	508,284
Net cash provided by financing activities	6,641,033	18,254,594	15,815,825	25,308,273
CASH
Net decrease in restricted and unrestricted cash	—	(141,016)	(8,559,699)	—
Restricted and unrestricted cash at beginning of period	—	141,016	8,559,699	—
Restricted and unrestricted cash at end of period	$—	$—	$—	$—
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$2,358,901	$5,332,048	$6,068,117	$7,507,348
See notes to financial statements.
Financial Statements

Statements of Cash Flows (unaudited) (continued)
Six Months Ended January 31, 2026

	MVF	MVT	MQT
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$36,310,725	$20,279,060	$20,151,443
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	97,067,966	67,348,421	45,937,532
Purchases of long-term investments	(105,352,063)	(81,388,719)	(62,975,528)
Net proceeds from sales (purchases) of short-term securities	(1,326,750)	812,274	(1,460,911)
Amortization of premium and accretion of discount on investments and other fees	(180,325)	(134,939)	(239,496)
Net realized loss on investments	5,728,630	1,763,768	1,071,027
Net unrealized (appreciation) depreciation on investments	(32,246,177)	(16,368,376)	(15,404,933)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	7,967	7,564	3,643
Interest — unaffiliated	(222,041)	(401,058)	(140,403)
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(11,982)	(5,105)	(5,446)
Custodian fees	(1,086)	(17)	(164)
Interest expense and fees	285,041	156,909	122,360
Investment advisory fees	(9,424)	530	7,868
Directors’ and Officer’s fees	325	(1,616)	(1,579)
Other accrued expenses	2,658	(21,749)	(23,531)
Professional fees	(3,330)	(14,671)	(7,877)
Reorganization costs	(44,350)	(17,227)	(112,367)
Transfer agent fees	15,153	1,626	1,454
Net cash provided by (used for) operating activities	20,937	(7,983,325)	(13,076,908)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(10,237,755)	(5,693,648)	(5,715,863)
Repayments of TOB Trust Certificates	(10,630,000)	(16,363,902)	(4,700,582)
Net payments on Common Shares redeemed	(9,959,494)	—	—
Proceeds from TOB Trust Certificates	30,442,359	29,854,374	23,306,630
Increase in bank overdraft	363,953	186,501	186,723
Net cash provided by (used for) for financing activities	(20,937)	7,983,325	13,076,908
CASH
Net increase in restricted and unrestricted cash	—	—	—
Restricted and unrestricted cash at beginning of period	—	—	—
Restricted and unrestricted cash at end of period	$—	$—	$—
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$4,760,500	$2,664,596	$2,749,338
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	BKN
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$11.62	$13.07	$13.21	$13.86	$13.79	$16.71	$14.89
Net investment income(a)	0.30	0.52	0.47	0.52	0.16	0.74	0.81
Net realized and unrealized gain (loss)	0.69	(1.29)	(0.00)(b)	(0.59)	0.11	(2.84)	1.80
Net increase (decrease) from investment operations	0.99	(0.77)	0.47	(0.07)	0.27	(2.10)	2.61
Distributions to Common Shareholders(c)
From net investment income	(0.34)(d)	(0.48)	(0.52)	(0.50)	(0.20)	(0.82)	(0.79)
Return of capital	—	(0.20)	(0.09)	(0.08)	—	—	—
Total distributions to Common Shareholders	(0.34)	(0.68)	(0.61)	(0.58)	(0.20)	(0.82)	(0.79)
Net asset value, end of period	$12.27	$11.62	$13.07	$13.21	$13.86	$13.79	$16.71
Market price, end of period	$11.45	$10.63	$12.19	$11.75	$14.61	$15.14	$19.20
Total Return Applicable to Common Shareholders(e)
Based on net asset value	8.86%(f)	(5.72)%	4.28%	(0.06)%	1.98%(f)	(13.23)%	17.68%
Based on market price	11.04%(f)	(7.53)%	9.34%	(15.67)%	(2.09)%(f)	(17.09)%	36.51%
Ratios to Average Net Assets Applicable to Common Shareholders(g)
Total expenses	3.32%(h)	3.32%(i)	3.31%(j)	3.40%	2.33%(h)(k)	1.52%	1.53%
Total expenses after fees waived and/or reimbursed	3.31%(h)	3.25%(i)	3.25%(j)	3.40%	2.32%(h)(k)	1.52%	1.53%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(l)	0.97%(h)	0.86%	0.82%	0.93%	0.99%(h)(k)	0.92%	0.93%
Net investment income to Common Shareholders	4.90%(h)	4.19%	3.68%	3.96%	4.80%(h)	4.56%	4.93%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$211,152	$199,965	$224,816	$230,377	$243,842	$237,646	$287,404
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$67,800	$67,800	$67,800	$125,900	$125,900	$125,900	$125,900
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$240,758 (m)	$244,294 (m)	$318,920 (m)	$273,583 (m)	$243,263 (m)	$288,757 (n)	$328,280 (n)
TOB Trust Certificates, end of period (000)	$82,211	$70,782	$34,893	$6,819	$44,306	$47,151	$54,214
Asset coverage per $1,000 of TOB Trust Certificates, end of period(o)	$4,393	$4,783	$9,386	$53,248	$9,345	N/A	N/A
Portfolio turnover rate	11%	41%	42%	31%	9%	17%	10%

(a)	Based on average Common Shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.14% and 3.07%, respectively.
(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.29% and 3.23%, respectively.
(k)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs would have been 2.38%, 2.37% and 1.04%, respectively.

(l)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(m)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(n)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)
(o)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BFK
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$10.40	$11.43	$11.66	$12.18	$12.15	$14.74	$12.91
Net investment income(a)	0.25	0.46	0.42	0.40	0.13	0.61	0.69
Net realized and unrealized gain (loss)	0.54	(0.89)	(0.13)	(0.49)	0.05	(2.50)	1.83
Net increase (decrease) from investment operations	0.79	(0.43)	0.29	(0.09)	0.18	(1.89)	2.52
Distributions to Common Shareholders(b)
From net investment income	(0.30)(c)	(0.42)	(0.47)	(0.36)	(0.14)	(0.70)	(0.69)
Return of capital	—	(0.18)	(0.05)	(0.07)	(0.01)	—	—
Total distributions to Common Shareholders	(0.30)	(0.60)	(0.52)	(0.43)	(0.15)	(0.70)	(0.69)
Net asset value, end of period	$10.89	$10.40	$11.43	$11.66	$12.18	$12.15	$14.74
Market price, end of period	$10.17	$9.57	$10.23	$10.11	$11.25	$11.69	$15.05
Total Return Applicable to Common Shareholders(d)
Based on net asset value	7.89%(e)	(3.44)%	3.27%	(0.10)%	1.56%(e)	(13.35)%	19.81%
Based on market price	9.49%(e)	(0.73)%	6.60%	(6.22)%	(2.51)%(e)	(18.35)%	30.10%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.41%(g)	3.46%(h)	3.52%	3.39%	2.32%(g)(i)	1.61%	1.63%
Total expenses after fees waived and/or reimbursed	3.40%(g)	3.37%(h)	3.45%	3.39%	2.32%(g)(i)	1.61%	1.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(j)	1.08%(g)	0.96%	0.93%	1.03%	1.06%(g)(i)	1.03%	1.05%
Net investment income to Common Shareholders	4.62%(g)	4.13%	3.72%	3.53%	4.35%(g)	4.26%	4.84%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$477,765	$455,933	$501,182	$518,279	$548,691	$547,214	$662,092
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$154,100	$154,100	$154,100	$270,800	$270,800	$270,800	$270,800
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$241,319 (k)	$243,989 (k)	$292,178 (k)	$291,388 (k)	$247,905 (k)	$302,073 (l)	$344,495 (l)
TOB Trust Certificates, end of period (000)	$183,975	$162,545	$106,690	$—	$100,175	$120,204	$139,150
Asset coverage per $1,000 of TOB Trust Certificates, end of period(m)	$4,435	$4,753	$7,142	N/A	$9,181	N/A	N/A
Portfolio turnover rate	16%	55%	94%	62%	4%	15%	13%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.32% and 3.24%, respectively.
(i)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs would have been 2.35%, 2.35% and 1.08%, respectively.

(j)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(k)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(l)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)
(m)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BLE
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20

Net asset value, beginning of period	$10.75	$12.15	$12.09	$12.60	$15.18	$14.79	$15.16
Net investment income(a)	0.27	0.47	0.43	0.44	0.57	0.69	0.73
Net realized and unrealized gain (loss)	0.70	(1.23)	0.18	(0.48)	(2.52)	0.44	(0.40)
Net increase (decrease) from investment operations	0.97	(0.76)	0.61	(0.04)	(1.95)	1.13	0.33
Distributions to Common Shareholders(b)
From net investment income	(0.32)(c)	(0.43)	(0.48)	(0.39)	(0.63)	(0.74)	(0.70)
Return of capital	—	(0.21)	(0.07)	(0.08)	—	—	—
Total distributions to Common Shareholders	(0.32)	(0.64)	(0.55)	(0.47)	(0.63)	(0.74)	(0.70)
Net asset value, end of period	$11.40	$10.75	$12.15	$12.09	$12.60	$15.18	$14.79
Market price, end of period	$10.58	$9.82	$10.86	$10.45	$11.77	$16.10	$14.83
Total Return Applicable to Common Shareholders(d)
Based on net asset value	9.39%(e)	(5.98)%	5.93%	0.39%	(12.94)%(e)	7.82%	2.37%
Based on market price	11.14%(e)	(3.92)%	9.54%	(7.11)%	(23.32)%(e)	14.05%	0.52%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.29%(g)	3.15%(h)	3.22%	3.43%	1.74%(g)	1.60%(i)	2.03%(j)
Total expenses after fees waived and/or reimbursed	3.28%(g)	3.04%(h)	3.15%	3.43%	1.74%(g)	1.57%(i)	2.00%(j)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(k)	0.98%(g)	0.84%	0.82%	0.96%	0.94%(g)	0.99%	0.98%
Net investment income to Common Shareholders	4.71%(g)	4.05%	3.64%	3.74%	4.50%(g)	4.54%	4.96%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$544,214	$513,220	$579,771	$583,607	$615,642	$738,513	$348,328
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$174,100	$174,100	$174,100	$302,700	$302,700	$302,700	$151,300
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$241,653 (l)	$245,893 (l)	$315,862 (l)	$273,428 (l)	$247,830 (l)	$343,975 (m)	$330,223 (m)
TOB Trust Certificates, end of period (000)	$210,087	$177,678	$94,485	$33,812	$113,752	$155,988	$73,763
Asset coverage per $1,000 of TOB Trust Certificates, end of period(n)	$4,419	$4,868	$8,979	$27,213	$9,073	N/A	N/A
Portfolio turnover rate	18%	41%	32%	37%	27%	15%	19%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.04% and 2.94%, respectively.
(i)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.56% and 1.56%, respectively.
(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.00% and 2.00%, respectively.
(k)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(l)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(m)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)
(n)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MHD
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$12.10	$13.61	$13.62	$14.35	$14.27	$17.30	$15.18
Net investment income(a)	0.30	0.55	0.48	0.48	0.16	0.72	0.78
Net realized and unrealized gain (loss)	0.79	(1.36)	0.07	(0.69)	0.10	(3.02)	2.07
Net increase (decrease) from investment operations	1.09	(0.81)	0.55	(0.21)	0.26	(2.30)	2.85
Distributions to Common Shareholders(b)
From net investment income	(0.36)(c)	(0.49)	(0.53)	(0.50)	(0.18)	(0.73)	(0.73)
From net realized gain	—	—	—	—	—	(0.00)(d)	—
Return of capital	—	(0.21)	(0.03)	(0.02)	—	—	—
Total distributions to Common Shareholders	(0.36)	(0.70)	(0.56)	(0.52)	(0.18)	(0.73)	(0.73)
Net asset value, end of period	$12.83	$12.10	$13.61	$13.62	$14.35	$14.27	$17.30
Market price, end of period	$11.94	$11.12	$12.04	$11.84	$13.32	$12.87	$16.33
Total Return Applicable to Common Shareholders(e)
Based on net asset value	9.32%(f)	(5.72)%	4.86%(g)	(0.82)%	1.93%(f)	(13.64)%	19.31%
Based on market price	10.70%(f)	(2.05)%	6.71%	(7.12)%	4.91%(f)	(17.48)%	22.90%
Ratios to Average Net Assets Applicable to Common Shareholders(h)
Total expenses	3.35%(i)	3.16%(j)	3.14%	3.25%	2.19%(i)	1.52%	1.56%(k)
Total expenses after fees waived and/or reimbursed	3.35%(i)	3.08%(j)	3.07%	3.24%	2.18%(i)	1.50%	1.51%(k)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(l)	1.00%(i)	0.86%	0.81%	0.94%	0.96%(i)	0.93%	0.95%
Net investment income to Common Shareholders	4.74%(i)	4.19%	3.62%	3.55%	4.44%(i)	4.30%	4.59%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$668,735	$631,042	$709,641	$719,018	$765,773	$761,147	$923,079
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$214,000	$214,000	$214,000	$347,800	$347,800	$347,800	$347,800
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$240,280 (m)	$244,649 (m)	$324,228 (m)	$291,952 (m)	$249,559 (m)	$318,846 (n)	$365,405 (n)
TOB Trust Certificates, end of period (000)	$262,713	$222,259	$102,482	$26,783	$164,222	$176,042	$213,104
Asset coverage per $1,000 of TOB Trust Certificates, end of period(o)	$4,360	$4,802	$10,013	$40,832	$7,781	N/A	N/A
Portfolio turnover rate	11%	45%	54%	38%	4%	15%	13%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)	Amount is greater than $(0.005) per share.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.12% and 3.04%, respectively.
(k)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.49% and 1.47%, respectively.
(l)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(m)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(n)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)
(o)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MVF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20

Net asset value, beginning of period	$7.08	$8.05	$7.90	$8.37	$10.08	$9.60	$9.83
Net investment income(a)	0.17	0.32	0.28	0.26	0.35	0.41	0.43
Net realized and unrealized gain (loss)	0.49	(0.87)	0.19	(0.44)	(1.69)	0.47	(0.25)
Net increase (decrease) from investment operations	0.66	(0.55)	0.47	(0.18)	(1.34)	0.88	0.18
Distributions to Common Shareholders(b)
From net investment income	(0.22)(c)	(0.29)	(0.30)	(0.26)	(0.37)	(0.40)	(0.41)
Return of capital	—	(0.13)	(0.02)	(0.03)	—	—	—
Total distributions to Common Shareholders	(0.22)	(0.42)	(0.32)	(0.29)	(0.37)	(0.40)	(0.41)
Net asset value, end of period	$7.52	$7.08	$8.05	$7.90	$8.37	$10.08	$9.60
Market price, end of period	$7.02	$6.61	$7.35	$6.83	$7.81	$9.80	$8.77
Total Return Applicable to Common Shareholders(d)
Based on net asset value	9.58%(e)	(6.72)%	6.78%	(1.57)%	(13.30)%(e)	9.62%	2.30%
Based on market price	9.57%(e)	(4.61)%	12.77%	(8.80)%	(16.79)%(e)	16.66%	(3.19)%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.45%(g)(h)(i)	3.17%(j)	3.08%	3.07%	1.58%(h)	1.34%	1.77%
Total expenses after fees waived and/or reimbursed	3.43%(g)(h)(i)	3.09%(j)	3.02%	3.06%	1.58%(h)	1.34%	1.77%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(k)	1.01%(h)	0.86%	0.76%	0.85%	0.86%(h)	0.84%	0.85%
Net investment income to Common Shareholders	4.64%(h)	4.15%	3.62%	3.37%	4.18%(h)	4.17%	4.48%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$420,415	$406,190	$510,547	$505,761	$542,470	$653,755	$622,750
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$153,600	$153,600	$153,600	$243,800	$243,800	$243,800	$243,800
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$237,964 (l)	$242,566 (l)	$322,905 (l)	$287,855 (l)	$260,636 (l)	$368,152 (m)	$355,435 (m)
TOB Trust Certificates, end of period (000)	$151,127	$131,314	$75,443	$25,430	$93,902	$106,029	$97,266
Asset coverage per $1,000 of TOB Trust Certificates, end of period(n)	$4,798	$5,263	$9,803	$30,475	$9,373	N/A	N/A
Portfolio turnover rate	13%	56%	37%	37%	26%	13%	18%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.49% and 3.47%, respectively.

(h)	Annualized.
(i)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.42% and 3.40%, respectively.
(j)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed would have been 3.13% and 3.06%, respectively.
(k)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details
(l)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(m)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)
(n)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MVT
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$11.03	$12.40	$12.36	$12.91	$12.91	$15.60	$13.60
Net investment income(a)	0.27	0.48	0.43	0.42	0.13	0.65	0.72
Net realized and unrealized gain (loss)	0.70	(1.21)	0.14	(0.52)	0.03	(2.64)	1.97
Net increase (decrease) from investment operations	0.97	(0.73)	0.57	(0.10)	0.16	(1.99)	2.69
Distributions to Common Shareholders(b)
From net investment income	(0.32)(c)	(0.44)	(0.48)	(0.38)	(0.16)	(0.70)	(0.69)
Return of capital	—	(0.20)	(0.05)	(0.07)	—	—	—
Total distributions to Common Shareholders	(0.32)	(0.64)	(0.53)	(0.45)	(0.16)	(0.70)	(0.69)
Net asset value, end of period	$11.68	$11.03	$12.40	$12.36	$12.91	$12.91	$15.60
Market price, end of period	$10.91	$10.07	$11.04	$10.66	$12.04	$11.89	$15.15
Total Return Applicable to Common Shareholders(d)
Based on net asset value	9.14%(e)	(5.59)%	5.47%	(0.14)%	1.31%(e)	(13.19)%	20.22%
Based on market price	11.66%(e)	(3.19)%	8.88%	(7.65)%	2.58%(e)	(17.67)%	26.52%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.31%(g)(h)(i)	3.06%(j)	3.13%	3.41%	2.26%(h)(k)	1.49%	1.47%
Total expenses after fees waived and/or reimbursed	3.30%(g)(h)(i)	2.98%(j)	3.07%	3.40%	2.26%(h)(k)	1.49%	1.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(l)	0.94%(h)	0.82%	0.79%	0.92%	0.96%(h)(k)	0.90%	0.90%
Net investment income to Common Shareholders	4.65%(h)	4.06%	3.57%	3.45%	4.24%(h)	4.28%	4.75%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$243,656	$230,136	$258,638	$260,771	$275,901	$275,829	$332,905
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$77,700	$77,700	$77,700	$140,000	$140,000	$140,000	$140,000
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$241,523 (m)	$247,510 (m)	$319,704 (m)	$280,704 (m)	$243,146 (m)	$297,021 (n)	$337,789 (n)
TOB Trust Certificates, end of period (000)	$94,467	$78,314	$40,021	$4,308	$52,740	$60,726	$57,997
Asset coverage per $1,000 of TOB Trust Certificates, end of period(o)	$4,402	$4,931	$9,404	$94,029	$8,886	N/A	N/A
Portfolio turnover rate	15%	43%	38%	51%	4%	14%	13%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.36% and 3.35%, respectively.

(h)	Annualized.
(i)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.27% and 3.26%, respectively.
(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.01% and 2.93%, respectively.
(k)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs would have been 2.31%, 2.31% and 1.01%, respectively.

(l)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(m)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)
(n)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(o)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VMTP
Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MQT
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$10.36	$11.65	$11.71	$12.30	$12.17	$14.58	$13.02
Net investment income(a)	0.26	0.47	0.43	0.45	0.14	0.62	0.65
Net realized and unrealized gain (loss)	0.65	(1.15)	0.04	(0.56)	0.15	(2.38)	1.53
Net increase (decrease) from investment operations	0.91	(0.68)	0.47	(0.11)	0.29	(1.76)	2.18
Distributions to Common Shareholders(b)
From net investment income	(0.31)(c)	(0.43)	(0.47)	(0.45)	(0.16)	(0.65)	(0.62)
Return of capital	—	(0.18)	(0.06)	(0.03)	—	—	—
Total distributions to Common Shareholders	(0.31)	(0.61)	(0.53)	(0.48)	(0.16)	(0.65)	(0.62)
Net asset value, end of period	$10.96	$10.36	$11.65	$11.71	$12.30	$12.17	$14.58
Market price, end of period	$10.23	$9.44	$10.52	$10.17	$11.94	$11.08	$13.92
Total Return Applicable to Common Shareholders(d)
Based on net asset value	9.06%(e)	(5.60)%	4.87%	(0.25)%	2.45%(e)	(12.49)%	17.24%
Based on market price	11.72%(e)	(4.74)%	9.03%	(10.76)%	9.24%(e)	(16.55)%	21.55%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.33%(g)	3.27%(h)	3.27%	3.14%	2.21%(g)(i)	1.46%	1.47%
Total expenses after fees waived and/or reimbursed	3.33%(g)	3.20%(h)	3.21%	3.14%	2.20%(g)(i)	1.46%	1.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(j)	0.96%(g)	0.85%	0.81%	0.90%	0.97%(g)(i)	0.90%	0.91%
Net investment income to Common Shareholders	4.79%(g)	4.22%	3.74%	3.91%	4.66%(g)	4.38%	4.57%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$242,824	$229,452	$258,093	$262,314	$277,927	$275,030	$328,873
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$78,600	$78,600	$78,600	$116,500	$116,500	$116,500	$116,500
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$238,413 (k)	$246,308 (k)	$309,251 (k)	$291,013 (k)	$247,340 (k)	$336,077 (l)	$382,294 (l)
TOB Trust Certificates, end of period (000)	$96,834	$78,228	$44,741	$20,828	$72,129	$76,171	$80,614
Asset coverage per $1,000 of TOB Trust Certificates, end of period(m)	$4,319	$4,938	$8,525	$19,188	$6,468	N/A	N/A
Portfolio turnover rate	12%	42%	42%	41%	8%	16%	8%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.15% and 3.08%, respectively.
(i)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs would have been 2.25%, 2.25% and 1.01%, respectively.

(j)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(k)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(l)
Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(m)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:
Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Investment Quality Municipal Trust, Inc.	BKN	Maryland	Diversified
BlackRock Municipal Income Trust	BFK	Delaware	Diversified
BlackRock Municipal Income Trust II	BLE	Delaware	Diversified
BlackRock MuniHoldings Fund, Inc.	MHD	Maryland	Diversified
BlackRock MuniVest Fund, Inc.	MVF	Maryland	Diversified
BlackRock MuniVest Fund II, Inc.	MVT	Maryland	Diversified
BlackRock MuniYield Quality Fund II, Inc.	MQT	Maryland	Diversified
The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board,” and the directors thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
The Board previously approved the following reorganizations. Subsequently, each Fund’s common and preferred shareholders approved the reorganizations, which were completed in the first quarter of 2026. Costs incurred in connection with the reorganizations were expensed by each respective fund.
Surviving Fund	Acquired Funds
BlackRock MuniHoldings Fund, Inc. (MHD)	BFK	BYM(a)	BLE	MUE(b)
BlackRock MuniYield Quality Fund, Inc. (MQY)	BKN	MQT	MYD(c)
BlackRock MuniYield Quality Fund III, Inc. (MYI)	MVF	MVT

(a)	BlackRock Municipal Income Quality Trust
(b)	BlackRock MuniHoldings Quality Fund II, Inc.
(c)	BlackRock MuniYield Fund, Inc.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions:  Distributions from net investment income are declared quarterly and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Distributions to Preferred Shareholders are accrued and determined as described in Note 9.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each  Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund ’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. MVF’s, MVT’s and MQT’s management believes that a fund’s restrictions on borrowings do not apply to the Funds’ TOB Trust transactions. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense , fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense , fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations.  Amounts recorded within interest expense , fees and amortization of offering costs in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
BKN	$ 1,025,575	$ 144,131	$ 55,290	$ 1,224,996
BFK	2,270,865	320,625	121,186	2,712,676
BLE	2,586,207	360,766	139,180	3,086,153
MHD	3,263,767	455,642	181,507	3,900,916
MVF	1,839,632	267,048	94,509	2,201,189
MVT	1,163,186	160,384	66,488	1,390,058
MQT	1,187,756	170,254	64,078	1,422,088
For the six months ended January 31, 2026, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BKN	$ 128,388,285	$ 82,211,395	2.28% — 2.53%	$ 79,653,511	3.05%
BFK	317,849,404	183,974,987	2.28 — 2.36	177,935,829	3.03
BLE	343,163,192	210,086,628	2.30 — 2.53	202,094,909	3.03
MHD	405,008,224	262,712,859	2.28 — 2.53	253,583,733	3.05
MVF	222,167,257	151,126,558	2.28 — 2.38	143,523,986	3.04
MVT	156,724,091	94,466,927	2.30 — 2.53	90,807,550	3.04
MQT	154,433,550	96,834,473	2.30 — 2.53	92,624,510	3.05

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at January 31, 2026, in proportion to their participation in the TOB Trust. The recourse TOB
Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at January 31, 2026.

5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the  Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, BKN, BFK and BLE, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of each Fund’s managed assets:
	BKN	BFK	BLE
Investment advisory fees	0.35%	0.60%	0.55%
For such services, MHD, MVF, MVT and MQT pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	MHD	MVF	MVT	MQT
Investment advisory fees	0.55%	0.50%	0.50%	0.50%
For purposes of calculating these fees, “managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
For purposes of calculating this fee, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.
Distribution Fees: BKN, BFK and BLE have entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of BKN, BFK and BLE common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”). Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of BKN’s, BFK’s and BLE’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended July 31, 2025 amounted to $0, $0 and $0, respectively.
Administration:  BKN has an Administration Agreement with the Manager. The administration fee paid monthly to the Manager is computed at an annual rate of 0.15% of the Fund’s average weekly managed assets. For BKN, the Manager may reduce or discontinue this arrangement at any time without notice.
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
BKN	$ 1,148
BFK	2,784
BLE	1,006
MHD	3,525
MVF	4,314
MVT	2,342
MQT	1,748
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Funds’ Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2026, there were no fees waived by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager voluntarily agreed to waive a portion of its investment advisory fee attributable to each Fund’s outstanding preferred shares for each month in which the monthly dividend on the Fund’s preferred shares exceeds the calculated value of the Fund’s gross monthly income attributable to investments from the proceeds of the preferred shares (determined by multiplying the Fund’s gross monthly income by the ratio of (i) the liquidation preference of any outstanding preferred shares

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

to (ii) total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). This voluntary waiver may be reduced or discontinued at any time without notice. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
BKN	$ 228
BFK	11,979
BLE	21,677
MHD	9,360
MVF	24,868
MVT	10,944
MQT	6,475
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
6.
 PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
BKN	$ 49,474,044	$ 38,458,446
BFK	144,435,712	127,848,780
BLE	175,479,158	161,434,895
MHD	159,614,522	118,966,196
MVF	96,419,982	94,447,763
MVT	75,181,933	62,896,981
MQT	63,768,757	47,645,624
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
BKN	$ (33,867,200)
BFK	(106,826,472)
BLE	(103,271,230)
MHD	(130,594,327)
MVF	(80,680,333)
MVT	(40,232,938)
MQT	(36,694,266)

(a)	Amounts available to offset future realized capital gains.
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BKN	$ 264,910,321	$ 17,350,511	$ (3,630,760)	$ 13,719,751
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BFK	$ 610,540,684	$ 24,246,369	$ (3,609,741)	$ 20,636,628
BLE	704,946,247	22,304,255	(9,393,504)	12,910,751
MHD	855,477,602	38,410,373	(12,817,189)	25,593,184
MVF	561,326,561	18,472,292	(9,570,845)	8,901,447
MVT	311,951,487	12,247,917	(4,039,764)	8,208,153
MQT	307,379,911	16,608,451	(4,529,031)	12,079,420
8.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.
The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Illiquidity Risk: Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
9.
 CAPITAL SHARE TRANSACTIONS
BKN is authorized to issue 200 million shares, all of which were initially classified as Common Shares. BFK and BLE are authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for BKN’s Common Shares is $0.01. The par value of BFK and BLE Common Shares is $0.001. The par value for BKN’s Preferred Shares outstanding is $0.10. The par value for BFK and BLE Preferred Shares is $0.001. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
MHD, MVT and MQT are each authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value for MHD, MVT and MQT Common Shares is $0.10. The par value for MHD, MVT and MQT Preferred Shares outstanding is $0.10. Each Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
MVF is authorized to issue 160 million shares, 150 million of which were initially classified as Common Shares, par value $0.10 per share and 10 million of which were classified as Preferred Shares, par value $0.10 per share.
Common Shares
For the six months ended January 31, 2026 and year ended July 31, 2025, Common Shares issued and outstanding remained constant for all Funds except MVF.
MVF had previously adopted a discount management program (the “Program”) that was comprised of six 3-month measurement periods, expiring with the measurement period ending September 30, 2025, unless continued by the Board. Subsequently, the sixth measurement period was cancelled and the program expired with the measurement period ending June 30, 2025. Under the Program, the Fund offered to repurchase a portion of its common shares via tender offer if the Fund’s common shares traded at an average daily discount to NAV of more than 7.5% during a 3-month measurement period. As a result of the discount trigger being met during the respective measurement periods under the Program, the Fund conducted a tender offer for 2.5% of its outstanding common shares, at a price equal to 98% of the NAV per share, determined on the business day after the tender offer expired.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Tender offer results for the period ended January 31, 2026 were as follows:
Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
07/15/25	08/18/25	19,520,275	34.1%	1,433,392	2.5%	6.9482	9,959,494

Tender offers results for the year ended July 31, 2025 were as follows:
Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
07/22/24	08/22/24	26,471,815	41.7%	1,586,158	2.5%	$7.9086	$12,544,289
10/18/24	11/21/24	26,002,760	42.0	1,546,504	2.5	7.8400	12,124,591
01/22/25	02/24/25	23,258,037	38.6	1,507,842	2.5	7.6734	11,570,275
04/17/25	05/21/25	20,975,948	35.7	1,470,146	2.5	7.0952	10,430,980

(a)	Date the tender offer period began.
Preferred Shares
A Fund’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.
VMTP Shares
Each Fund (for purposes of this section, each a “VMTP Fund”) has issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VMTP Shares are subject to certain restrictions on transfer, and a VMTP Fund may also be required to register its VMTP Shares for sale under the Securities Act under certain circumstances. As of period end, the VMTP Shares outstanding and assigned long-term ratings were as follows:
Fund Name	Issue Date	Shares Issued	Aggregate Principal	Term Redemption Date	Moody’s Rating	Fitch Rating
BKN	12/20/23	678	$ 67,800,000	04/01/27	Aa1	AA
BFK	12/20/23	1,541	154,100,000	04/01/27	Aa1	AA
BLE	12/20/23	1,741	174,100,000	04/01/27	Aa1	AA
MHD	12/20/23	2,140	214,000,000	04/01/27	Aa1	AA
MVF	12/20/23	1,536	153,600,000	04/01/27	Aa1	AA
MVT	12/20/23	777	77,700,000	04/01/27	Aa1	AA
MQT	12/20/23	786	78,600,000	04/01/27	Aa1	AA
Redemption Terms: A VMTP Fund is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended.  There is no assurance that a term will be extended further or that any VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, a VMTP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. In addition, a VMTP Fund is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, VMTP Shares may be redeemed, in whole or in part, at any time at the option of the VMTP Fund. With respect to each Fund, the redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and applicable redemption premium. If each Fund redeems the VMTP Shares prior to the term redemption date and the VMTP Shares have long-term ratings above A1/A+ or its equivalent by the ratings agencies then rating the VMTP Shares, then such redemption may be subject to a prescribed redemption premium (up to 1% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining until the term redemption date, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Dividends: Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread plus the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index or a percentage of the daily Secured Overnight Financing Rate, as set forth in the VMTP Shares governing instrument. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares.
The dividend rate on VMTP Shares is subject to a step-up spread if the VMTP Fund fails to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.
For the six months ended January 31, 2026, the average annualized dividend rates for the VMTP Shares were as follows:
	BKN	BFK	BLE	MHD	MVF	MVT	MQT
Dividend rates	3.66%	3.66%	3.66%	3.65%	3.67%	3.65%	3.66%
For the six months ended January 31, 2026 and year ended July 31, 2025, VMTP Shares issued and outstanding of each VMTP Fund remained constant.
Offering Costs: The Funds incurred costs in connection with the issuance of VMTP Shares,  which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VMTP Shares.  Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.
Financial Reporting: The VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VMTP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VMTP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:
Fund Name	Dividends	Deferred Offering Costs Amortization
BKN	$ 1,249,599	$ —
BFK	2,840,909	—
BLE	3,207,981	—
MHD	3,940,901	—
MVF	2,844,352	—
MVT	1,431,447	—
MQT	1,449,610	—
10.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’  financial statements was completed through the date the financial statements were issued and the following items were noted:
The Funds declared and paid or will pay distributions to Common Shareholders as follows:
Fund Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BKN	01/02/26	01/20/26	02/02/26	$ 0.057000
	01/02/26	02/06/26	03/02/26	0.057000
BFK	01/02/26	01/20/26	02/02/26	0.050000
	01/02/26	02/06/26	03/02/26	0.050000
BLE	01/02/26	01/20/26	02/02/26	0.054000
	01/02/26	02/06/26	03/02/26	0.054000
MHD	01/02/26	01/20/26	02/02/26	0.059500
	01/02/26	02/06/26	03/02/26	0.059500
	01/02/26	03/13/26	04/01/26	0.059500
	02/27/26	04/15/26	05/01/26	0.059500
	02/27/26	05/15/26	06/01/26	0.059500
	02/27/26	06/15/26	07/01/26	0.059500
MVF	01/02/26	01/20/26	02/02/26	0.036000
	01/02/26	02/06/26	03/02/26	0.036000
MVT	01/02/26	01/20/26	02/02/26	0.054000
	01/02/26	02/06/26	03/02/26	0.054000
MQT	01/02/26	01/20/26	02/02/26	0.051000
	01/02/26	02/06/26	03/02/26	0.051000
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Funds declared and paid or will pay distributions to Preferred Shareholders as follows:
	Preferred Shares(a)
Fund Name	Shares	Series	Declared
BKN	VMTP	W-7	$ 142,640
BFK	VMTP	W-7	115,005
BLE	VMTP	W-7	129,931
MHD	VMTP	W-7	1,515,269
MVF	VMTP	W-7	323,149
MVT	VMTP	W-7	163,468
MQT	VMTP	W-7	165,361

(a)	Dividends declared for period February 1, 2026 to February 28, 2026.
The following reorganizations were completed as of the close of business on February 6, 2026. The reorganizations are discussed in greater detail in Note 1.
Surviving Fund	Acquired Funds
MHD	BFK	BYM	BLE	MUE
The following reorganizations were completed as of the close of business on February 20, 2026. The reorganizations are discussed in greater detail in Note 1.
Surviving Fund	Acquired Funds
MQY	BKN	MQT	MYD
MYI	MVF	MVT
Each of MHD, MQY and MYI will participate in a discount management program for 2026 which consists of one measurement period beginning on January 1, 2026 and ending on September 30, 2026. Under the program, each Fund intends to offer to repurchase a portion of its common shares via tender offer if the Fund’s common shares trade at an average daily discount to NAV of more than 10% during the 9-month measurement period.

2026 BlackRock Semi-Annual Report to Shareholders

Additional Information

Proxy Results
At a Joint Special Meeting of Shareholders of BlackRock Investment Quality Municipal Trust, Inc. held on October 15, 2025 and adjourned to November 20, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(A). The common shareholders and holders of Variable Rate Muni Term Preferred Shares (“VMTP Shares” and the holders thereof, “VMTP Holders”) of BlackRock Investment Quality Municipal Trust, Inc. (“BKN”) are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between BKN and BlackRock MuniYield Quality Fund, Inc. (the “Acquiring Fund”) (the “BKN Reorganization Agreement”) and thetransactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of BKN’s assets and the assumption by the Acquiring Fund of substantially all of BKN’s liabilities in exchange solely for newly issued common shares and Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VMTP Holders, respectively, of BKN, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VMTP Holders in respect of their common shares and VMTP Shares, respectively, and (ii) the termination by BKN of its registration under the Investment Company Act of 1940, as amended (the “1940 Act”), and the liquidation, dissolution and termination of BKN in accordance with its charter and Maryland law (the “BKN Reorganization”).
With respect to Proposal 1(A):
Fund Name	For	Against	Abstain
BKN	9,017,388	845,978	535,164
Preferred Shareholders
Proposal 1(B). The VMTP Holders of BKN are being asked to vote as a separate class on a proposal to approve the BKN Reorganization Agreement and the BKN Reorganization.
With respect to Proposal 1(B):
Fund Name	For	Against	Abstain
BKN	678	—	—
At a Joint Special Meeting of Shareholders of BlackRock Municipal Income Trust (“BFK”), held on October 15, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(E). The common shareholders and holders of Variable Rate Muni Term Preferred Shares (“VMTP Shares” and the holders thereof, “VMTP Holders”) of BFK are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between BFK and BlackRock MuniHoldings Fund, Inc. (the “Acquiring Fund”) (the “BFK Reorganization Agreement”) and the transactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of BFK’s assets and the assumption by the Acquiring Fund of substantially all of BFK’s liabilities in exchange solely for newly issued common shares and VMTP Shares and VMTP Holders of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VMTP Holders, respectively, of BFK, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VMTP Holders in respect of their common shares and VMTP Shares, respectively, and (ii) the termination by BFK of its registration under the Investment Company Act of 1940, as amended, and the liquidation, dissolution and termination of BFK in accordance with its Agreement and Declaration of Trust and Delaware law (the “BFK Reorganization”).
With respect to this Proposal, the shares of BFK were voted as follows:
Fund Name	For	Against	Abstain
BFK	22,194,683	1,191,193	505,247
Preferred Shareholders
Proposal 1(F). The VMTP Holders of BFK are being asked to vote as a separate class on a proposal to approve the BFK Reorganization Agreement and the BFK Reorganization.
With respect to this Proposal, the shares of BFK were voted as follows:
Fund Name	For	Against	Abstain
BFK	1,541	—	—
Additional Information

Additional Information (continued)

At a Joint Special Meeting of Shareholders of BlackRock Municipal Income Trust II (“BLE”), held on October 15, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(A). The common shareholders and holders of Variable Rate Muni Term Preferred Shares (“VMTP Shares” and the holders thereof, “VMTP Holders”) of BLE are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between BLE and BlackRock MuniHoldings Fund, Inc. (the “Acquiring Fund”) (the “BLE Reorganization Agreement”) and the transactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of BLE’s assets and the assumption by the Acquiring Fund of substantially all of BLE’s liabilities in exchange solely for newly issued common shares and VMTP Shares and VMTP Holders of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VMTP Holders, respectively, of BLE, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VMTP Holders in respect of their common shares and VMTP Shares, respectively, and (ii) the termination by BLE of its registration under the Investment Company Act of 1940, as amended (the “1940 Act”), and the liquidation, dissolution and termination of BLE in accordance with its Agreement and Declaration of Trust and Delaware law (the “BLE Reorganization”).
With respect to this Proposal, the shares of BLE were voted as follows:
Fund Name	For	Against	Abstain
BLE	24,043,118	1,387,026	835,378
Preferred Shareholders
Proposal 1(B). The VMTP Holders of BLE are being asked to vote as a separate class on a proposal to approve the BLE Reorganization Agreement and the BLE Reorganization.
With respect to this Proposal, the shares of BLE were voted as follows:
Fund Name	For	Against	Abstain
BLE	1,741	—	—
At a Joint Special Meeting of Shareholders of BlackRock MuniHoldings Fund, Inc. (the “Acquiring Fund”), held on October 15, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 2(A). The common shareholders and holders of Variable Rate Muni Term Preferred Shares (“VMTP Shares” and the holders thereof, “VMTP Holders”) of the Acquiring Fund are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with the Agreement and Plan of Reorganization between BLE and the Acquiring Fund (the “BLE Reorganization Agreement”).
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MHD	30,363,513	1,302,075	746,866
Proposal 2(B). The common shareholders and VMTP Holders of the Acquiring Fund are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with the Agreement and Plan of Reorganization between BYM and the Acquiring Fund (the “BYM Reorganization Agreement”).
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MHD	30,412,046	1,307,377	693,031
Proposal 2(C). The common shareholders and VMTP Holders of the Acquiring Fund are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with the Agreement and Plan of Reorganization between BFK and the Acquiring Fund (the “BFK Reorganization Agreement”).
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MHD	30,373,725	1,333,612	705,117
Proposal 2(D). The common shareholders and VMTP Holders of the Acquiring Fund are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with the Agreement and Plan of Reorganization between MUE and the Acquiring Fund (the “MUE Reorganization Agreement”).

2026 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MHD	30,374,072	1,317,677	720,705
Preferred Shareholders
Proposal 1(I). The holders of Variable Rate Muni Term Preferred Shares (“VMTP Shares” and the holders thereof, “VMTP Holders”) of BlackRock MuniHoldings Fund, Inc. (the “Acquiring Fund”) are being asked to vote as a separate class on a proposal to approve the Agreement and Plan of Reorganization between BLE and the Acquiring Fund (the “BLE Reorganization Agreement”) and the transactions contemplated therein, including amendments to the Articles Supplementary of Variable Rate Muni Term Preferred Shares of the Acquiring Fund (the “MHD Articles Supplementary”) in connection with the issuance of additional Acquiring Fund VMTP Shares.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MHD	2,140	—	—
Proposal 1(J). The VMTP Holders of the Acquiring Fund are being asked to vote as a separate class on a proposal to approve the Agreement and Plan of Reorganization between BYM and the Acquiring Fund (the “BYM Reorganization Agreement”) and the transactions contemplated therein, including amendments to the MHD Articles Supplementary in connection with the issuance of additional Acquiring Fund VMTP Shares.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MHD	2,140	—	—
Proposal 1(K). The VMTP Holders of the Acquiring Fund are being asked to vote as a separate class on a proposal to approve the Agreement and Plan of Reorganization between BFK and the Acquiring Fund (the “BFK Reorganization Agreement”) and the transactions contemplated therein, including amendments to the MHD Articles Supplementary in connection with the issuance of additional Acquiring Fund VMTP Shares.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MHD	2,140	—	—
Proposal 1(L). The VMTP Holders of the Acquiring Fund are being asked to vote as a separate class on a proposal to approve the Agreement and Plan of Reorganization between MUE and the Acquiring Fund (the “MUE Reorganization Agreement”) and the transactions contemplated therein, including amendments to the MHD Articles Supplementary in connection with the issuance of additional Acquiring Fund VMTP Shares.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	Votes For	Votes Against	Votes Abstain
MHD	2,140	—	—
At a Joint Special Meeting of Shareholders of BlackRock MuniVest Fund, Inc. (“MVF”), held on October 15, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(E). The common shareholders and holders of Variable Rate Muni Term Preferred Shares (“VMTP Shares” and the holders thereof, “VMTP Holders”) of MVF are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between MVF and BlackRock MuniYield Quality Fund III, Inc. (the “Acquiring Fund”) and the transactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of MVF’s assets and the assumption by the Acquiring Fund of substantially all of MVF’s liabilities in exchange solely for newly issued common shares and Variable Rate Demand Preferred Shares (“VRDP Shares”) of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VMTP Holders, respectively, of MVF, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VMTP Holders in respect of their common shares and VMTP Shares, respectively, and (ii) the termination by MVF of its registration under the Investment Company Act of 1940, as amended, and the liquidation, dissolution and termination of MVF in accordance with its charter and Maryland law.
With respect to this Proposal, the shares of MVF were voted as follows:
Fund Name	For	Against	Abstain
MVF	31,260,640	1,766,837	589,616
Preferred Shareholders
Additional Information

Additional Information (continued)

Proposal 1(F). The VMTP Holders of MVF are being asked to vote as a separate class on a proposal to approve the MVF Reorganization Agreement and the MVF Reorganization.
With respect to this Proposal, the shares of MVF were voted as follows:
Fund Name	For	Against	Abstain
MVF	1,536	—	—
At a Joint Special Meeting of Shareholders of BlackRock MuniVest Fund II, Inc. (“MVT”), held on October 15, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(A). The common shareholders and holders of Variable Rate Muni Term Preferred Shares (“VMTP Shares” and the holders thereof, “VMTP Holders”) of MVT are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between MVT and BlackRock MuniYield Quality Fund III, Inc. (the “Acquiring Fund”) (the “MVT Reorganization Agreement”) and the transactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of MVT’s assets and the assumption by the Acquiring Fund of substantially all of MVT’s liabilities in exchange solely for newly issued common shares and Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VMTP Holders, respectively, of MVT, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VMTP Holders in respect of their common shares and VMTP Shares, respectively, and (ii) the termination by MVT of its registration under the Investment Company Act of 1940, as amended, and the liquidation, dissolution and termination of MVT in accordance with its charter and Maryland law.
With respect to this Proposal, the shares of MVT were voted as follows:
Fund Name	For	Against	Abstain
MVT	11,414,566	522,556	215,755
Preferred Shareholders
Proposal 1(B). The VMTP Holders of MVT are being asked to vote as a separate class on a proposal to approve the MVT Reorganization Agreement and the MVT Reorganization.
With respect to this Proposal, the shares of MVT were voted as follows:
Fund Name	For	Against	Abstain
MVT	777	—	—
At a Joint Special Meeting of Shareholders of BlackRock MuniYield Quality Fund II, Inc. held on October 15, 2025 and adjourned to November 20, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(E). The common shareholders and holders of Variable Rate Muni Term Preferred Shares (“VMTP Shares” and the holders thereof, “VMTP Holders”) of BlackRock MuniYield Quality Fund II, Inc. (“MQT”) are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between MQT and BlackRock MuniYield Quality Fund, Inc. (the “Acquiring Fund”) (the “MQT Reorganization Agreement”) and the transactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of MQT’s assets and the assumption by the Acquiring Fund of substantially all of MQT’s liabilities in exchange solely for newly issued common shares and Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VMTP Holders, respectively, of MQT, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VMTP Holders in respect of their common shares and VMTP Shares, respectively, and (ii) the termination by MQT of its registration under the Investment Company Act of 1940, as amended (the “1940 Act”), and the liquidation, dissolution and termination of MQT in accordance with its charter and Maryland law (the “MQT Reorganization”).
With respect to Proposal 1(E):
Fund Name	Votes For	Votes Against	Votes Abstain
MQT	11,579,171	924,307	471,120
Preferred Shareholders
Proposal 1(F). The VMTP Holders of MQT are being asked to vote as a separate class on a proposal to approve the MQT Reorganization Agreement and the MQT Reorganization.

2026 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

With respect to Proposal 1(F):
Fund Name	For	Against	Abstain
MQT	786	—	—
Fund Certification
The Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Funds do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Fund management will consider ESG factors as part of the investment process for the Funds. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Funds’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Funds’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Funds’ exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Funds’ long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.
The following information is a summary of certain changes since July 31, 2025. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.
Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Additional Information

Additional Information (continued)

Householding
The Funds will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Trustees of the Funds has delegated the voting of proxies for the Funds’ securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Funds. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Fund Updates
BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
VMTP Redemption and Paying Agent
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2026 BlackRock Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
UT	Unlimited Tax
Glossary of Terms Used in this Report

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This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.
CEMUNI7-01/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund, Inc.

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund, Inc.

Date: March 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund, Inc.

Date: March 23, 2026